                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3091

Name of Fund:  Merrill Lynch Series Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Terry K. Glenn, President, Merrill Lynch
      Series Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 12/31/04


Date of reporting period: 07/01/04 - 09/30/04

Item 1 - Schedule of Investments

MERRILL LYNCH SERIES FUND, INC.
BALANCED CAPITAL STRATEGY PORTFOLIO

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004                                                                   (IN U.S. DOLLARS)
------------------------------------------------------------------------------------------------------------------------------------

INDUSTRY*                                         SHARES HELD    COMMON STOCKS                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 4.5%                            300,000    Honeywell International Inc.                          $ 10,758,000
                                                       75,000    Northrop Grumman Corporation                             3,999,750
                                                      300,000    Raytheon Company                                        11,394,000
                                                      150,000    United Technologies Corporation                         14,007,000
                                                                                                                       -------------
                                                                                                                         40,158,750
------------------------------------------------------------------------------------------------------------------------------------
Beverages - 1.1%                                      200,000    Anheuser-Busch Companies, Inc.                           9,990,000
------------------------------------------------------------------------------------------------------------------------------------
Building Products - 1.2%                              300,000    Masco Corporation                                       10,359,000
------------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 2.5%                                200,000    Janus Capital Group Inc.                                 2,722,000
                                                      350,000    Mellon Financial Corporation                             9,691,500
                                                      200,000    Morgan Stanley                                           9,860,000
                                                                                                                       -------------
                                                                                                                         22,273,500
------------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.0%                                      200,000    E.I. du Pont de Nemours and Company                      8,560,000
------------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 2.3%                               125,000    PNC Bank Corp.                                           6,762,500
                                                      225,000    Wells Fargo & Company                                   13,416,750
                                                                                                                       -------------
                                                                                                                         20,179,250
------------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 1.2%                       500,000  + CommScope, Inc.                                         10,800,000
------------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 2.0%                        300,000    Hewlett-Packard Company                                  5,625,000
                                                      145,000    International Business Machines Corporation             12,432,300
                                                                                                                       -------------
                                                                                                                         18,057,300
------------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 2.3%                 270,000    Citigroup Inc.                                          11,912,400
                                                      205,000    J.P. Morgan Chase & Co.                                  8,144,650
                                                                                                                       -------------
                                                                                                                         20,057,050
------------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication
  Services - 1.2%                                     275,000    Verizon Communications                                  10,829,500
------------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment &
  Instruments - 0.6%                                  230,000  + Agilent Technologies, Inc.                               4,961,100
------------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Service - 1.8%                     175,000    GlobalSantaFe Corporation                                5,363,750
                                                       75,000    Schlumberger Limited                                     5,048,250
                                                      100,000  + Weatherford International Ltd.                           5,102,000
                                                                                                                       -------------
                                                                                                                         15,514,000
------------------------------------------------------------------------------------------------------------------------------------
Food Products - 2.7%                                   90,000    General Mills, Inc.                                      4,041,000
                                                       50,000    Nestle SA (Registered Shares)                           11,451,910
                                                      150,000    Unilever NV (NY Registered Shares)                       8,670,000
                                                                                                                       -------------
                                                                                                                         24,162,910
------------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies - 1.4%               300,000    Baxter International Inc.                                9,648,000
                                                       75,000  + Boston Scientific Corporation                            2,979,750
                                                                                                                       -------------
                                                                                                                         12,627,750
------------------------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services - 1.8%               125,000    AmerisourceBergen Corporation                            6,713,750
                                                      225,000    HCA Inc.                                                 8,583,750
                                                                                                                       -------------
                                                                                                                         15,297,500
------------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 1.3%                   50,000    Carnival Corporation                                     2,364,500
                                                      325,000    McDonald's Corporation                                   9,109,750
                                                                                                                       -------------
                                                                                                                         11,474,250
------------------------------------------------------------------------------------------------------------------------------------
Household Products - 1.5%                             200,000    Kimberly-Clark Corporation                              12,918,000
------------------------------------------------------------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
BALANCED CAPITAL STRATEGY PORTFOLIO

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (CONTINUED)                                                       (IN U.S. DOLLARS)
------------------------------------------------------------------------------------------------------------------------------------

INDUSTRY*                                         SHARES HELD     COMMON STOCKS                                               VALUE
------------------------------------------------------------------------------------------------------------------------------------
IT Services - 1.3%                                    255,000  + Accenture Ltd. (Class A)                              $  6,897,750
                                                      100,000  + Computer Sciences Corporation                            4,710,000
                                                                                                                       -------------
                                                                                                                         11,607,750
------------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 2.6%                       350,000    General Electric Company                                11,753,000
                                                      375,000    Tyco International Ltd.                                 11,497,500
                                                                                                                       -------------
                                                                                                                         23,250,500
------------------------------------------------------------------------------------------------------------------------------------
Insurance - 4.2%                                      280,000    ACE Limited                                             11,216,800
                                                      175,000    American International Group, Inc.                      11,898,250
                                                      295,000  + Prudential Financial, Inc.                              13,876,800
                                                                                                                       -------------
                                                                                                                         36,991,850
------------------------------------------------------------------------------------------------------------------------------------
Machinery - 1.3%                                      300,000    Dover Corporation                                       11,661,000
------------------------------------------------------------------------------------------------------------------------------------
Media - 3.4%                                          235,000    Clear Channel Communications, Inc.                       7,324,950
                                                      150,000  + Comcast Corporation (Special Class A)                    4,188,000
                                                      455,000  + The Interpublic Group of Companies, Inc.                 4,818,450
                                                      300,000    Viacom, Inc. (Class B)                                  10,068,000
                                                      175,000    The Walt Disney Company                                  3,946,250
                                                                                                                       -------------
                                                                                                                         30,345,650
------------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 2.1%                                205,000    Alcoa Inc.                                               6,885,950
                                                      300,000    United States Steel Corporation                         11,286,000
                                                                                                                       -------------
                                                                                                                         18,171,950
------------------------------------------------------------------------------------------------------------------------------------
Oil & Gas - 5.0%                                      150,000    Devon Energy Corporation                                10,651,500
                                                      150,000    EnCana Corporation                                       6,945,000
                                                      175,000    Exxon Mobil Corporation                                  8,457,750
                                                      140,000    Murphy Oil Corporation                                  12,147,800
                                                       60,000    Total SA (ADR)(a)                                        6,130,200
                                                                                                                       -------------
                                                                                                                         44,332,250
------------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 2.5%                        300,000    International Paper Company                             12,123,000
                                                      150,000    Weyerhaeuser Company                                     9,972,000
                                                                                                                       -------------
                                                                                                                         22,095,000
------------------------------------------------------------------------------------------------------------------------------------
Personal Products - 0.5%                              100,000    Avon Products, Inc.                                      4,368,000
------------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 3.6%                                175,000    GlaxoSmithKline PLC (ADR)(a)                             7,652,750
                                                      300,000    Pfizer, Inc.                                             9,180,000
                                                      305,000    Schering-Plough Corporation                              5,813,300
                                                      255,000    Wyeth                                                    9,537,000
                                                                                                                       -------------
                                                                                                                         32,183,050
------------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 1.9%                                    180,000    Burlington Northern Santa Fe Corporation                 6,895,800
                                                      300,000    CSX Corporation                                          9,960,000
                                                                                                                       -------------
                                                                                                                         16,855,800
------------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor
  Equipment - 1.9%                                    375,000  + Applied Materials, Inc.                                  6,183,750
                                                      250,000    Intel Corporation                                        5,015,000
                                                      235,000    Intersil Holding Corporation (Class A)                   3,743,550

MERRILL LYNCH SERIES FUND, INC.
BALANCED CAPITAL STRATEGY PORTFOLIO

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (CONTINUED)                                                       (IN U.S. DOLLARS)
------------------------------------------------------------------------------------------------------------------------------------

INDUSTRY*                                         SHARES HELD     COMMON STOCKS                                               VALUE
------------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment              100,000  + Micron Technology, Inc.                               $  1,203,000
(concluded)                                            50,000    Texas Instruments Incorporated                           1,064,000
                                                                                                                       -------------
                                                                                                                         17,209,300
------------------------------------------------------------------------------------------------------------------------------------
Software - 2.4%                                       235,000  + Citrix Systems, Inc.                                     4,117,200
                                                      500,000    Microsoft Corporation                                   13,825,000
                                                      375,000  + Siebel Systems, Inc.                                     2,827,500
                                                                                                                       -------------
                                                                                                                         20,769,700
------------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 2.2%                               515,000    Limited Brands, Inc.                                    11,479,350
                                                      300,000  + Office Depot, Inc.                                       4,509,000
                                                      150,000    The TJX Companies, Inc.                                  3,306,000
                                                                                                                       -------------
                                                                                                                         19,294,350
------------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 1.1%                     150,000    Fannie Mae                                               9,510,000
------------------------------------------------------------------------------------------------------------------------------------
                                                                 TOTAL COMMON STOCKS (COST - $563,438,785) -- 66.4%     586,866,011
------------------------------------------------------------------------------------------------------------------------------------

                                                                 PREFERRED SECURITIES
------------------------------------------------------------------------------------------------------------------------------------

                                                  FACE AMOUNT    CAPITAL TRUSTS
------------------------------------------------------------------------------------------------------------------------------------
Oil Exploration & Production - 0.1%         US$       670,000    Pemex Project Funding Master Trust, 7.375% due
                                                                     12/15/2014                                             730,300
------------------------------------------------------------------------------------------------------------------------------------
                                                                 TOTAL CAPITAL TRUSTS (COST - $706,400) -- 0.1%             730,300
------------------------------------------------------------------------------------------------------------------------------------

                                                  SHARES HELD    PREFERRED STOCKS
------------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.1%                                    70    DG Funding Trust(e)                                        752,500
------------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.0%                               5,300    Duquesne Light Company                                     272,950
------------------------------------------------------------------------------------------------------------------------------------
                                                                 TOTAL PREFERRED STOCKS (COST - $1,035,252) -- 0.1%       1,025,450
------------------------------------------------------------------------------------------------------------------------------------

                                                  FACE AMOUNT    TRUST PREFERRED
------------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 0.2%                  US$     1,680,000    RC Trust I,  7% due 5/15/2006 (Convertible)              1,758,432
------------------------------------------------------------------------------------------------------------------------------------
                                                                 TOTAL TRUST PREFERRED  (COST - $1,766,280) -- 0.2%       1,758,432
------------------------------------------------------------------------------------------------------------------------------------
                                                                 TOTAL PREFERRED SECURITIES
                                                                     (COST - $3,507,932) -- 0.4%                          3,514,182
------------------------------------------------------------------------------------------------------------------------------------

                                                                 FIXED INCOME SECURITIES
------------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 0.1%                            895,000    Goodrich Corporation,  6.60% due 5/15/2009                 977,484
                                                       10,000    Raytheon Company,  8.30% due 3/01/2010                      11,955
                                                                                                                       -------------
                                                                                                                            989,439
------------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.0%                                       289,968    American Airlines, Inc.,  3.857% due 1/09/2012             285,981
------------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.1%                                525,000    Lear Corporation,  8.11% due 5/15/2009                     606,162
------------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.1%                                               DaimlerChrysler NA Holding Corporation:
                                                      350,000        4.75% due 1/15/2008                                    360,458
                                                      330,000        7.75% due 1/18/2011                                    383,731

MERRILL LYNCH SERIES FUND, INC.
BALANCED CAPITAL STRATEGY PORTFOLIO

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (CONTINUED)                                                       (IN U.S. DOLLARS)
------------------------------------------------------------------------------------------------------------------------------------

INDUSTRY*                                         FACE AMOUNT    FIXED INCOME SECURITIES                                      VALUE
------------------------------------------------------------------------------------------------------------------------------------
Automobiles                                 US$       140,000    General Motors Corporation,  7.125% due 7/15/2013     $    146,144
(concluded)                                           310,000    Hyundai Motor Manufacturing Alabama, LLC,  5.30%
                                                                     due 12/19/2008(e)                                      318,190
                                                                                                                       -------------
                                                                                                                          1,208,523
------------------------------------------------------------------------------------------------------------------------------------
Beverages - 0.1%                                      670,000    Cia Brasileira de Bebida,  8.75% due 9/15/2013             757,100
------------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.9%                                535,000    The Bear Stearns Companies Inc.,  1.98%
                                                                     due 1/30/2009(c)                                       536,127
                                                      725,000    Credit Suisse First Boston (USA) Inc.,  4.70%
                                                                     due 6/01/2009                                          746,206
                                                                 The Goldman Sachs Group, Inc.:
                                                    1,315,000        5.70% due 9/01/2012                                  1,389,532
                                                      685,000        5.25% due 10/15/2013                                   689,705
                                                                 Lehman Brothers Holdings, Inc.:
                                                       30,000        4% due 1/22/2008                                        30,473
                                                      800,000        3.50% due 8/07/2008                                    793,634
                                                      255,000    Mellon Funding Corporation,  4.875%
                                                                     due 6/15/2007                                          265,608
                                                    2,300,000    Sigma Finance Corporation,  4.281%
                                                                     due 8/15/2011(c)                                     2,300,000
                                                    1,100,000    Sigma Finance Incorporated,  3.245%
                                                                     due 3/31/2014(c)(e)                                  1,103,840
                                                                                                                       -------------
                                                                                                                          7,855,125
------------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.1%                                      725,000    IMC Global Inc., 10.875% due 8/01/2013                     915,313
------------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.9%                               300,000    Banc One Corporation,  8% due 4/29/2027                    376,253
                                                    1,000,000    Bank of America Corporation,  4.875% due 9/15/2012       1,019,992
                                                      435,000    Corporacion Andina de Fomento,  6.875%
                                                                     due 3/15/2012                                          489,218
                                                    1,000,000    DBS Bank Ltd.,  5% due 11/15/2019(c)(e)                    977,246
                                                      105,000    FirstBank Puerto Rico,  7.625% due 12/20/2005              108,848
                                                       70,000    FleetBoston Financial Corporation,  6.375%
                                                                     due 5/15/2008                                           76,448
                                                      145,000    Hudson United Bancorp,  8.20% due 9/15/2006                157,331
                                            JPY   308,800,000    International Bank for Reconstruction &
                                                                     Development, 4.75% due 12/20/2004                    2,828,870
                                            US$       370,000    PNC Funding Corporation,  6.125% due 2/15/2009             400,696
                                                      235,000    Popular North America, Inc.,  3.875%
                                                                     due 10/01/2008                                         234,868
                                                                 Wells Fargo & Company:
                                                      475,000        5.125% due 2/15/2007                                   495,689
                                                      485,000        5% due 11/15/2014                                      492,337
                                                      520,000    Westpac Banking Corporation,  4.625% due 6/01/2018         484,721
                                                                                                                       -------------
                                                                                                                          8,142,517
------------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies - 0.2%                            Cendant Corporation:
                                                      515,000        6.875% due 8/15/2006                                   548,913
                                                      270,000        6.25% due 1/15/2008                                    291,046
                                                      270,000    PHH Corporation,  6% due 3/01/2008                         289,599
                                                      250,000    Waste Management, Inc.,  7.375% due 8/01/2010              288,574
                                                                                                                       -------------
                                                                                                                          1,418,132
------------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 0.1%                       615,000    Harris Corporation,  6.35% due 2/01/2028                   658,175
------------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.0%                         290,000    Hanson PLC,  7.875% due 9/27/2010                          339,721
------------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.1%                               400,000    Capital One Bank,  4.875% due 5/15/2008                    414,294
                                                      305,000    MBNA Corporation,  4.625% due 9/15/2008                    311,963
                                                                                                                       -------------
                                                                                                                            726,257
------------------------------------------------------------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
BALANCED CAPITAL STRATEGY PORTFOLIO

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (CONTINUED)                                                       (IN U.S. DOLLARS)
------------------------------------------------------------------------------------------------------------------------------------

INDUSTRY*                                         FACE AMOUNT    FIXED INCOME SECURITIES                                      VALUE
------------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.1%               US$       200,000    Rock-Tenn Company,  5.625% due 3/15/2013              $    202,741
                                                                 Sealed Air Corporation (e):
                                                      430,000        5.375% due 4/15/2008                                   448,974
                                                      295,000        6.95% due 5/15/2009                                    326,716
                                                                                                                       -------------
                                                                                                                            978,431
------------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 3.1%                 215,000    Brascan Corporation,  5.75% due 3/01/2010                  227,547
                                                                 Citigroup Inc.:
                                                      990,000        5.625% due 8/27/2012                                 1,058,156
                                                      385,000        6.625% due 6/15/2032                                   421,692
                                                                 Deutsche Telekom International Finance BV:
                                                      290,000        5.25% due 7/22/2013                                    296,766
                                                       25,000        8.75% due 6/15/2030                                     32,314
                                                    1,015,000    ERAC USA Finance Company,  6.70% due 6/01/2034(e)        1,072,866
                                                                 Ford Motor Credit Company:
                                                    4,500,000        2.79% due 9/28/2007(c)                               4,494,623
                                                      615,000        7.375% due 10/28/2009                                  673,631
                                                      895,000        7.375% due 2/01/2011                                   973,323
                                                    1,570,000        7% due 10/01/2013(g)                                 1,659,942
                                                    2,325,000    General Electric Capital Corporation,
                                                                     6% due 6/15/2012                                     2,554,359
                                                                 General Motors Acceptance Corporation:
                                                    5,000,000        3.08% due 9/23/2008(c)                               4,997,545
                                                      505,000        6.875% due 8/28/2012                                   524,751
                                                      660,000        8% due 11/01/2031                                      683,094
                                                    1,575,000    Household Finance Corporation,
                                                                     6.50% due 11/15/2008                                 1,733,062
                                                      285,000    International Lease Finance Corporation,
                                                                     2.95% due 5/23/2006                                    284,273
                                                                 J.P. Morgan Chase & Co.:
                                                      970,000        3.50% due 3/15/2009                                    956,981
                                                      660,000        5.75% due 1/02/2013                                    702,751
                                                      720,000        5.125% due 9/15/2014                                   723,860
                                                      235,000    Principal Life Global Funding I,
                                                                     3.625% due 4/30/2008(e)                                236,801
                                                    2,305,000    Telecom Italia Capital SA,  4% due 1/15/2010(e)          2,287,567
                                                      945,000    Textron Financial Corporation,
                                                                     2.75% due 6/01/2006                                    940,485
                                                                                                                       -------------
                                                                                                                         27,536,389
------------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication
  Services - 0.6%                                                France Telecom:
                                                    1,860,000        8.50% due 3/01/2011                                  2,226,569
                                                      260,000        9.25% due 3/01/2031                                    344,722
                                                      250,000    GTE Corporation,  6.84% due 4/15/2018                      276,144
                                                      340,000    Koninklijke (KPN) NV,  8% due 10/01/2010                   404,319
                                                      560,000    Sprint Capital Corporation,  8.75% due 3/15/2032           710,747
                                                      515,000    TELUS Corporation,  7.50% due 6/01/2007                    564,727
                                                      765,000    Verizon Global Funding Corporation,
                                                                     7.375% due 9/01/2012                                   893,333
                                                                                                                       -------------
                                                                                                                          5,420,561
------------------------------------------------------------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
BALANCED CAPITAL STRATEGY PORTFOLIO

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (CONTINUED)                                                       (IN U.S. DOLLARS)
------------------------------------------------------------------------------------------------------------------------------------

INDUSTRY*                                         FACE AMOUNT    FIXED INCOME SECURITIES                                      VALUE
------------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 1.0%                   US$       374,000    AEP Texas Central Company,  6.65% due 2/15/2033       $    404,695
                                                      650,000    Cincinnati Gas & Electric Company,
                                                                     5.70% due 9/15/2012                                    687,408
                                                                 Dominion Resources, Inc.:
                                                      280,000        7.625% due 7/15/2005                                   290,730
                                                      350,000        2.011% due 5/15/2006(c)                                350,663
                                                      135,000    Exelon Corporation,  6.75% due 5/01/2011                   150,737
                                                      610,000    Exelon Generation Company, LLC,
                                                                     5.35% due 1/15/2014                                    622,965
                                                      825,000    FPL Group Capital Inc.,  2.275% due 3/30/2005(c)           826,115
                                                    1,700,000    PPL Capital Funding, Inc.,  2.77% due 5/18/2006(c)       1,700,755
                                                      330,000    PSE&G Power LLC,  6.95% due 6/01/2012                      369,618
                                                      600,000    Pepco Holdings, Inc.,  4% due 5/15/2010                    584,143
                                                      405,000    Public Service Company of New Mexico,
                                                                     4.40% due 9/15/2008                                    410,719
                                                                 Southern California Edison Company:
                                                       95,000        2.353% due 1/13/2006(c)                                 95,369
                                                      555,000        8% due 2/15/2007                                       614,324
                                                      375,000    Southern Power Company,  6.25% due 7/15/2012               408,165
                                                      485,000    TXU Australia Holdings Partnership LP,
                                                                     6.15% due 11/15/2013(e)                                527,645
                                                                 Westar Energy, Inc.:
                                                      466,000        9.75% due 5/01/2007                                    530,866
                                                      320,000        6% due 7/01/2014                                       343,921
                                                                                                                       -------------
                                                                                                                          8,918,838
------------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment & Instruments - 0.1%           1,410,000    Celestica Inc., 3.69% due 8/01/2020
                                                                     (Convertible) (d)                                      770,213
                                                      375,000    Jabil Circuit, Inc.,  5.875% due 7/15/2010                 392,301
                                                                                                                       -------------
                                                                                                                          1,162,514
------------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Service - 0.1%                     890,000    Halliburton Company,  5.50% due 10/15/2010                 932,350
------------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.1%                                  605,000    Cadbury Schweppes US Finance LLC,
                                                                     3.875% due 10/01/2008(e)                               606,218
------------------------------------------------------------------------------------------------------------------------------------
Foreign Government Obligations - 0.4%       EUR     1,362,000    Bundesobligation,  3.50% due 10/10/2008                  1,715,799
                                            US$       220,000    Republic of Chile,  5.50% due 1/15/2013                    229,240
                                                      595,000    Republic of South Africa,  6.50% due 6/02/2014             635,163
                                                                 United Mexican States:
                                                      650,000        9.875% due 2/01/2010                                   801,450
                                                      265,000        6.375% due 1/16/2013                                   279,045
                                                      265,000        5.875% due 1/15/2014                                   268,975
                                                                                                                       -------------
                                                                                                                          3,929,672
------------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.2%                                  469,438    Kern River Funding Corporation,
                                                                     4.893% due 4/30/2018(e)                                473,301
                                                      800,000    Texas Gas Transmission, LLC,  4.60% due 6/01/2015          769,287
                                                      465,000    Vectren Utility Holdings, Inc.,
                                                                     5.25% due 8/01/2013                                    472,626
                                                                                                                       -------------
                                                                                                                          1,715,214
------------------------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services - 0.2%                          HCA Inc.:
                                                      205,000        8.75% due 9/01/2010                                    240,298
                                                      290,000        6.95% due 5/01/2012                                    313,131
                                                      500,000        6.30% due 10/01/2012                                   518,385
                                                      382,000    Manor Care, Inc.,  7.50% due 6/15/2006                     409,103
                                                                                                                       -------------
                                                                                                                          1,480,917
------------------------------------------------------------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
BALANCED CAPITAL STRATEGY PORTFOLIO

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (CONTINUED)                                                       (IN U.S. DOLLARS)
------------------------------------------------------------------------------------------------------------------------------------

INDUSTRY*                                         FACE AMOUNT    FIXED INCOME SECURITIES                                      VALUE
------------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 0.1%        US$       785,000    MGM Mirage Inc.,  6% due 10/01/2009                   $    795,794
                                                      495,000    Yum! Brands, Inc.,  8.875% due 4/15/2011                   615,463
                                                                                                                       -------------
                                                                                                                          1,411,257
------------------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.1%                             625,000    D.R. Horton, Inc.,  5% due 1/15/2009                       635,938
------------------------------------------------------------------------------------------------------------------------------------
IT Services - 0.1%                                    440,000    Certegy Inc.,  4.75% due 9/15/2008                         453,166
------------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.2%                        30,000    General Electric Company,  5% due 2/01/2013                 30,853
                                                      330,000    Hutchison Whampoa International (01/11) Ltd.,
                                                                     7% due 2/16/2011(e)                                    363,701
                                                    1,175,000    Tyco International Group SA,  6.75% due 2/15/2011        1,321,981
                                                                                                                       -------------
                                                                                                                          1,716,535
------------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.6%                                      505,000    Aon Corporation,  6.70% due 1/15/2007                      539,983
                                                      395,000    Infinity Property and Casualty Corporation,
                                                                     5.50% due 2/18/2014                                    391,555
                                                      290,000    Kingsway America, Inc.,  7.50% due 2/01/2014               300,729
                                                      590,000    NLV Financial Corporation,  7.50% due 8/15/2033(e)         626,474
                                                      160,000    Prudential Financial, Inc.,  4.104% due 11/15/2006         162,661
                                                    1,490,000    Prudential Holdings LLC,  8.695% due 12/18/2023(e)       1,899,944
                                                      910,000    Security Benefit Life Insurance Company,
                                                                     7.45% due 10/01/2033(e)                                944,213
                                                                                                                       -------------
                                                                                                                          4,865,559
------------------------------------------------------------------------------------------------------------------------------------
Media - 1.2%                                                     Clear Channel Communications, Inc.:
                                                      650,000        5.75% due 1/15/2013                                    667,627
                                                      810,000        5.50% due 9/15/2014                                    805,746
                                                      953,000    Comcast Cable Communications Holdings, Inc.,
                                                                     8.375% due 3/15/2013                                 1,154,073
                                                      600,000    Comcast Cable Communications, Inc.,
                                                                     6.375% due 1/30/2006                                   624,751
                                                      505,000    Comcast Corporation,  5.85% due 1/15/2010                  537,452
                                                       35,000    Cox Communications, Inc.,  7.125% due 10/01/2012            37,978
                                                      665,000    EchoStar DBS Corporation,  5.75% due 10/01/2008            668,325
                                                                 Liberty Media Corporation:
                                                      190,000        3.38% due 9/17/2006(c)                                 192,035
                                                      915,000        5.70% due 5/15/2013                                    904,597
                                                      280,000    Media General, Inc.,  6.95% due 9/01/2006                  291,733
                                                                 News America Incorporated:
                                                      150,000        7.30% due 4/30/2028                                    169,399
                                                      830,000        6.75% due 1/09/2038                                    924,276
                                                      400,000    Tele-Communications Inc.,  9.80% due 2/01/2012             510,018
                                                      910,000    Time Warner Companies, Inc.,  9.125% due 1/15/2013       1,139,355
                                                    1,835,000    Time Warner Inc.,  6.875% due 5/01/2012                  2,047,267
                                                                                                                       -------------
                                                                                                                         10,674,632
------------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.1%                                           Corporacion Nacional del Cobre de Chile
                                                                     (Codelco)(e):
                                                      345,000        6.375% due 11/30/2012                                  380,813
                                                      360,000        5.50% due 10/15/2013                                   374,828
                                                                                                                       -------------
                                                                                                                            755,641
------------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities & Unregulated Power - 0.1%            850,000    Pacific Gas & Electric Company,
                                                                     6.05% due 3/01/2034                                    865,132
                                                      330,000    Sempra Energy,  4.75% due 5/15/2009                        340,736
                                                                                                                       -------------
                                                                                                                          1,205,868
------------------------------------------------------------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
BALANCED CAPITAL STRATEGY PORTFOLIO

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (CONTINUED)                                                       (IN U.S. DOLLARS)
------------------------------------------------------------------------------------------------------------------------------------

INDUSTRY*                                         FACE AMOUNT    FIXED INCOME SECURITIES                                      VALUE
------------------------------------------------------------------------------------------------------------------------------------
Oil & Gas - 0.8%                            US$       315,000    Amerada Hess Corporation,  7.125% due 3/15/2033       $    338,213
                                                                 Anadarko Finance Company:
                                                      202,000        6.75% due 5/01/2011                                    228,771
                                                      106,000        7.50% due 5/01/2031                                    129,596
                                                      295,000    Colonial Pipeline Company,  7.63% due 4/15/2032(e)         375,037
                                                      680,000    Gazprom International SA,  7.201% due 2/01/2020(e)         688,500
                                                      215,000    Motiva Enterprises LLC,  5.20% due 9/15/2012(e)            222,139
                                                      450,000    Panhandle Eastern Pipe Line Company, LLC,
                                                                     2.75% due 3/15/2007                                    441,669
                                                                 Pemex Project Funding Master Trust:
                                                      530,000        3.54% due 1/07/2005(c)(e)                              533,975
                                                    1,750,000        3.188% due 6/15/2010(c)(e)                           1,768,375
                                                      375,000        9.125% due 10/13/2010                                  446,250
                                                      765,000    Ultramar Diamond Shamrock Corporation,
                                                                     6.75% due 10/15/2037                                   883,375
                                                      620,000    XTO Energy, Inc.,  7.50% due 4/15/2012                     728,369
                                                                                                                       -------------
                                                                                                                          6,784,269
------------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.2%                         65,000    Abitibi-Consolidated Inc.,  8.55% due 8/01/2010             69,713
                                                      560,000    Celulosa Arauco y Constitucion SA,
                                                                     8.625% due 8/15/2010                                   673,961
                                                      510,000    Champion International Corporation,
                                                                     6.65% due 12/15/2037                                   571,231
                                                      290,000    Inversiones CMPC SA,  4.875% due 6/18/2013(e)              286,059
                                                      300,000    Sappi Papier Holding AG,  6.75% due 6/15/2012(e)           329,169
                                                                                                                       -------------
                                                                                                                          1,930,133
------------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.1%                                 10,000    Eli Lilly and Company,  7.125% due 6/01/2025                12,079
                                                      920,000    Wyeth,  5.50% due 3/15/2013                                938,638
                                                                                                                       -------------
                                                                                                                            950,717
------------------------------------------------------------------------------------------------------------------------------------
Real Estate - 0.3%                                    195,000    Colonial Realty LP,  4.80% due 4/01/2011                   192,756
                                                      170,000    Developers Diversified Realty Corporation,
                                                                     6.625% due 1/15/2008                                   182,917
                                                      395,000    HRPT Properties Trust,  5.75% due 2/15/2014                399,044
                                                      285,000    Health Care REIT, Inc.,  6% due 11/15/2013                 292,517
                                                      415,000    Highwoods Realty LP,  7% due 12/01/2006                    438,697
                                                    1,010,000    iStar Financial Inc.,  5.125% due 4/01/2011              1,007,789
                                                                                                                       -------------
                                                                                                                          2,513,720
------------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.1%                                    140,000    Norfolk Southern Corporation,  7.25% due 2/15/2031         163,142
                                                                 Union Pacific Corporation:
                                                      230,000        7.25% due 11/01/2008                                   257,207
                                                      230,000        5.375% due 5/01/2014                                   231,960
                                                                                                                       -------------
                                                                                                                            652,309
------------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 0.1%                             1,020,000    Boise Cascade Corporation,  7.66% due 5/27/2005          1,051,407
------------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 0.1%                     455,000    Countrywide Home Loans, Inc.,
                                                                     5.625% due 7/15/2009                                   484,357
                                                      790,000    Sovereign Bank,  5.125% due 3/15/2013                      787,621
                                                                                                                       -------------
                                                                                                                          1,271,978
------------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication Services - 0.0%            110,000    AT&T Wireless Services, Inc.,  8.75% due 3/01/2031         144,433
------------------------------------------------------------------------------------------------------------------------------------
                                                                 TOTAL FIXED INCOME SECURITIES
                                                                     (COST - $111,112,781) -- 12.8%                     113,601,111
------------------------------------------------------------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
BALANCED CAPITAL STRATEGY PORTFOLIO

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (CONTINUED)                                                       (IN U.S. DOLLARS)
------------------------------------------------------------------------------------------------------------------------------------

                                                  FACE AMOUNT    COLLATERALIZED MORTGAGE OBLIGATIONS ++                       VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                            US$     2,050,000    Argent Securities, Inc., Series 2004-WII,
                                                                     Class A3,  2.20% due 11/25/2034(c)                 $ 2,050,000
                                                    1,860,000    Bear Stearns Adjustable Rate Mortgage Trust,
                                                                     Series 2004-4, Class A4,
                                                                     3.516% due 6/25/2034(c)                              1,822,758
                                                    1,683,317    CIT Group Home Equity Loan Trust, Series 2003-1,
                                                                     Class A2,  2.35% due 4/20/2027                       1,680,684
                                                                 Federal Home Loan Mortgage Corporation:
                                                    4,400,000        5% due 10/15/2019                                    4,467,373
                                                    5,293,330        5% due 10/15/2034                                    5,240,819
                                                    2,649,792        5.50% due 12/01/2017 - 1/01/2018                     2,749,689
                                                    4,150,000        5.50% due 10/15/2034                                 4,135,816
                                                      519,890        6% due 4/01/2016 - 12/01/2017                          549,223
                                                   10,467,692        6% due 5/01/2034 - 10/15/2034                       10,809,375
                                                    1,111,810        6.50% due 8/01/2016 - 8/01/2017                      1,176,868
                                                    3,398,985        7% due 7/01/2031 - 6/01/2032                         3,607,606
                                                    1,138,495        Whole Loan, Series 2003-W19, Class 1A1,
                                                                     2.01% due 11/25/2033                                 1,135,174
                                                                 Federal National Mortgage Association:
                                                      325,829        5% due 10/15/2019                                      330,920
                                                    8,981,014        6.50% due 8/01/2032 - 11/15/2034                     9,423,759
                                                    2,220,000        7.125% due 1/15/2030                                 2,734,985
                                                    1,546,101        7.50% due 9/01/2029 - 12/01/2031                     1,657,244
                                                    1,439,385    First Franklin Mortgage Loan Asset Trust, Series
                                                                     2003-FF5, Class A2,  2.82% due 3/25/2034(c)          1,441,271
                                                    2,052,554    GMAC Mortgage Corporation Loan Trust,
                                                                     Series 2003-J7, Class A10,
                                                                     5.50% due 11/25/2033                                 2,075,885
                                                                 Government National Mortgage Association:
                                                      802,559        7.50% due 6/15/2005 - 3/15/2032                        865,100
                                                    1,500,000        Series 2004-6, Class C,  4.66% due 7/16/2033         1,506,183
                                                    1,350,000    Greenwich Capital Commercial Funding Corporation,
                                                                     Series 2004-GG1, Class A4,
                                                                     4.755% due 6/10/2036                                 1,387,640
                                                    1,778,811    MASTR Asset Securitization Trust, Series 2003-10,
                                                                     Class 3A1,  5.50% due 11/25/2033                     1,791,509
                                                    3,000,000    MBNA Credit Card Master Note Trust,
                                                                     Series 2001-C3, Class C3,
                                                                     6.55% due 12/15/2008                                 3,161,073
                                                    2,541,004    Morgan Stanley ABS Capital I, Series 2004-WMC1,
                                                                     Class A3,  2.183% due 6/25/2034(c)                   2,540,651
                                                      908,270    Nationslink Funding Corporation, Series 1999-2,
                                                                     Class A3,  7.181% due 6/20/2031                        960,240
                                                    4,400,000    New Century Home Equity Loan Trust, Series 2004-3,
                                                                     Class A3,  2.323% due 11/25/2034(c)                  4,400,000
                                                    6,400,000    Wells Fargo Home Equity Trust, Series 2004-2,
                                                                     Class A32,  2.273% due 2/25/2032(c)                  6,400,000
------------------------------------------------------------------------------------------------------------------------------------
                                                                 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                                                                     (COST - $79,820,372) -- 9.0%                        80,101,845
------------------------------------------------------------------------------------------------------------------------------------
                                                                 U.S. GOVERNMENT OBLIGATIONS
------------------------------------------------------------------------------------------------------------------------------------
                                                                 U.S. Treasury Bonds:
                                                      560,000        6.25% due 8/15/2023                                    653,931
                                                      560,000        6.625% due 2/15/2027                                   686,787
                                                    2,710,000        7.25% due 8/15/2022                                  3,489,336
                                                    1,270,000        7.50% due 11/15/2016                                 1,632,099
                                                      780,000        8.125% due 8/15/2019                                 1,067,838
                                                                 U.S. Treasury Inflation Indexed Notes:
                                                    1,512,971        3.875% due 1/15/2009                                 1,703,215
                                                    1,314,642        3.50% due 1/15/2011                                  1,487,959
------------------------------------------------------------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
BALANCED CAPITAL STRATEGY PORTFOLIO

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (CONTINUED)                                                       (IN U.S. DOLLARS)
------------------------------------------------------------------------------------------------------------------------------------
                                                  FACE AMOUNT    U.S. GOVERNMENT OBLIGATIONS (CONCLUDED)                      VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                                                 U.S. Treasury Notes:
                                            US$     7,060,000        7% due 7/15/2006 (f)                              $  7,609,353
                                                      780,000        6.50% due 2/15/2010                                    894,989
------------------------------------------------------------------------------------------------------------------------------------
                                                                 TOTAL U.S. GOVERNMENT OBLIGATIONS
                                                                     (COST - $18,700,531) -- 2.2%                        19,225,507
------------------------------------------------------------------------------------------------------------------------------------
STATE                                                            MUNICIPAL BONDS
------------------------------------------------------------------------------------------------------------------------------------
TEXAS                                                 235,000    Harris County, Texas, Industrial Development
                                                                 Corporation, Solid Waste Disposal Revenue Bonds
                                                                 (Deer Park Refining LP),  5.683% due 3/01/2023(c)          238,913
------------------------------------------------------------------------------------------------------------------------------------
                                                                 TOTAL MUNICIPAL BONDS (COST - $235,000) -- 0.0%            238,913
------------------------------------------------------------------------------------------------------------------------------------
                                                   BENEFICIAL
                                                    INTEREST/
                                                  SHARES HELD    SHORT-TERM SECURITIES
------------------------------------------------------------------------------------------------------------------------------------
                                                  103,477,439    Merrill Lynch Liquidity Series, LLC Cash Sweep
                                                                     Series I(b)                                        103,477,439
                                                    1,695,000    Merrill Lynch Premier Institutional Fund(b)(h)           1,695,000
------------------------------------------------------------------------------------------------------------------------------------
                                                                 TOTAL SHORT-TERM SECURITIES
                                                                     (COST - $105,172,439) -- 11.9%                     105,172,439
------------------------------------------------------------------------------------------------------------------------------------
                                                    NUMBER OF
                                                    CONTRACTS    OPTIONS PURCHASED
------------------------------------------------------------------------------------------------------------------------------------
Call Options Purchased                                  24+++    London InterBank Offered Rate (LIBOR) Linked
                                                                     Floor, expiring April 2005 at USD  0.015,
                                                                     Broker J.P. Morgan Chase Bank                              240
------------------------------------------------------------------------------------------------------------------------------------
                                                                 TOTAL OPTIONS PURCHASED
                                                                     (PREMIUMS RECEIVED - $14,400) -- 0.0%                      240
------------------------------------------------------------------------------------------------------------------------------------
                                                                 TOTAL INVESTMENTS
                                                                     (COST - $882,002,240**)  -- 102.7%                 908,720,248
                                                                 LIABILITIES IN EXCESS OF OTHER ASSETS -- (2.7%)        (24,238,637)
                                                                                                                       -------------
                                                                 NET ASSETS -- 100.0%                                  $ 884,481,611
                                                                                                                       =============


      * For Portfolio compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.


      ** The cost and unrealized appreciation/depreciation of investments as of September 30, 2004, as computed for federal income tax purposes, were as follows:

                Aggregate cost                            $ 888,011,385
                                                          =============
                Gross unrealized appreciation             $  76,398,716
                Gross unrealized depreciation               (55,689,853)
                                                          -------------
                Net unrealized appreciation               $  20,708,863
                                                          =============

      +     Non-income producing security.

      ++ Mortgage-Backed Securities are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.

      +++   One contract represents a national amount of $1,000,000.

MERRILL LYNCH SERIES FUND, INC.
BALANCED CAPITAL STRATEGY PORTFOLIO

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (CONTINUED)   (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

      (a)   American Depositary Receipts (ADR).

      (b) Investments in companies considered to be an affiliate of the Portfolio (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

            -----------------------------------------------------------------------------------------
                                                                            Net          Interest/
            Affiliate                                                     Activity    Dividend Income
            -----------------------------------------------------------------------------------------
            Merrill Lynch Liquidity Series, LLC Cash Sweep Series I   $ (46,688,722)    $ 1,152,744
            Merrill Lynch Liquidity Series, LLC Money Market Series   $ (35,213,775)    $     8,556
            Merrill Lynch Premier Institutional Fund                    (18,276,675)    $     3,448
            -----------------------------------------------------------------------------------------

      (c)   Floating rate note.

      (d) Represents a zero coupon or step bond; the interest rate shown reflects the effective yield at the time of purchase by the Portfolio.

      (e) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

      (f) All or a portion of security held as collateral in connection with open financial futures contracts.

      (g)   Security, or portion of security, is on loan.

      (h)   Security was purchased with the cash proceeds from securities loans.

            Financial futures contracts purchased as of September 30, 2004 were as follows:

                                                                                         UNREALIZED
                 NUMBER OF                                                              APPRECIATION/
                 CONTRACTS             ISSUE              EXPIRATION DATE  FACE VALUE   DEPRECIATION
            -----------------------------------------------------------------------------------------
                    13      Two-Year U.S. Treasury Note    December 2004   $ 2,744,458    $   1,609
                    38      Five-Year U.S. Treasury Note   December 2004     4,203,263        5,237
                    114     Ten-Year U.S. Treasury Note    December 2004    12,910,725      (71,475)
            -----------------------------------------------------------------------------------------
            TOTAL UNREALIZED DEPRECIATION - NET                                           $ (64,629)
                                                                                          ===========

            Swap contracts outstanding as of September 30, 2004 were as follows:

            -----------------------------------------------------------------------------------------------------------------------
                                                                                                                       UNREALIZED
                                                                                                        NOTIONAL      APPRECIATION/
                                                                                                         AMOUNT       DEPRECIATION
            -----------------------------------------------------------------------------------------------------------------------
            Pay 3.50% on TIPS adjusted principal and receive a fixed rate of 4.17% interest
               Broker, Morgan Stanley Capital Services, Inc.
               Expires January 2011                                                                    $1,450,000       $(14,963)

            Bought credit default protection on Hewlett-Packard Co. and pay .31% interest
               Broker, Lehman Brothers Special Finance
               Expires December 2009                                                                   $  700,000            334

            Sold credit default protection on Computer Associates Inc and recieve .83% interest
               Broker, Lehman Brothers Special Finance
               Expires December 2009                                                                   $  700,000           (981)

            Receive (pay) a variable return equal to the change in the MBS Fixed Rate Index
            Total Return and pay a floating rate based on 1-month USD LIBOR, minus .125% interest
               Broker, Lehman Brothers Special Finance
               Expires April 2005                                                                      $8,900,000             --

MERRILL LYNCH SERIES FUND, INC.
BALANCED CAPITAL STRATEGY PORTFOLIO

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (CONTINUED)   (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

            Swap contracts outstanding as of September 30, 2004 were as follows (continued):

            -----------------------------------------------------------------------------------------------------------------------
                                                                                                                       UNREALIZED
                                                                                                        NOTIONAL      APPRECIATION/
                                                                                                         AMOUNT       DEPRECIATION
            -----------------------------------------------------------------------------------------------------------------------
            Receive (pay) a variable return equal to the change in the MBS Fixed Rate Index
            Total Return and pay a floating rate based on 1-month USD LIBOR, minus .125% interest
               Broker, Lehman Brothers Special Finance
               Expires March 2005                                                                      $9,100,000             --

            Sold credit default protection on Credit Default Exchange and recieve .6% interest
               Broker, Morgan Stanley Capital Services, Inc.
               Expires September 2009                                                                  $2,725,000        $(3,417)

            Sold credit default protection on Credit Default Exchange and recieve 1.15% interest
               Broker, Morgan Stanley Capital Services, Inc.
               Expires September 2009                                                                  $2,725,000         (2,600)

            Sold credit default protection on Credit Default Exchange and recieve .6% interest
               Broker, J.P. Morgan Chase Bank
               Expires September 2009                                                                  $1,365,000          1,000

            Sold credit default protection on Credit Default Exchange and recieve 1.15% interest
               Broker, J.P. Morgan Chase Bank
               Expires September 2009                                                                  $1,365,000          3,521

            Receive (pay) a variable return equal to the change in the MBS Fixed Rate Index Total
            Return and pay a floating rate based on 1-month USD LIBOR, minus .125% interest
               Broker, Lehman Brothers Special Finance
               Expires April 2005                                                                      $2,850,000             --

            Sold credit default protection on Nextel Communications and recieve 1.72% interest
               Broker, J.P. Morgan Chase Bank
               Expires September 2009                                                                  $  670,000          3,839

            Sold credit default protection on J.C. Penney Company, Inc., and recieve 1.27% interest
               Broker, J.P. Morgan Chase Bank
               Expires September 2009                                                                  $  670,000          3,810

            Bought credit default protection on May Department Stores Co. and pay .68% interest
               Broker, J.P. Morgan Chase Bank
               Expires September 2009                                                                  $  670,000         (2,563)

MERRILL LYNCH SERIES FUND, INC.
BALANCED CAPITAL STRATEGY PORTFOLIO

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (CONTINUED)   (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

            Swap contracts outstanding as of September 30, 2004 were as follows (continued):

            -----------------------------------------------------------------------------------------------------------------------
                                                                                                                       UNREALIZED
                                                                                                        NOTIONAL      APPRECIATION/
                                                                                                         AMOUNT       DEPRECIATION
            -----------------------------------------------------------------------------------------------------------------------
            Receive (pay) a variable return based on 3-month USD LIBOR, plus .40%, which is capped at a fixed rate of 7% and callable quarterly beginning February 2005 and pay a floating rate based on 3-month USD LIBOR
               Broker, J.P. Morgan Chase Bank
               Expires August 2010                                                                     $ 6,800,000       $(4,800)

            Sold credit default protection on Dana Corp. and recieve 1.56% interest
               Broker, UBS Warburg
               Expires September 2011                                                                  $   680,000         3,432

            Sold credit default protection on Dana Corp. and receive 1.55% interest
               Broker, UBS Warburg
               Expires September 2011                                                                  $   345,000         1,543

            Receive (pay) a variable return equal to the change in the MBS Fixed Rate Index Total
            Return and pay a floating rate based on 1-month USD LIBOR, minus .105% interest
               Broker, UBS Warburg
               Expires February 2005                                                                   $10,000,000            --

            Receive (pay) a variable return equal to the change in the MBS Fixed Rate Index Total
            Return and pay a floating rate based on 1-month USD LIBOR, minus .105% interest
               Broker, UBS Warburg
               Expires January 2005                                                                    $10,700,000            --

            Receive (pay) a variable return equal to the change in the MBS Fixed Rate Index Total
            Return and pay a floating rate based on 1-month USD LIBOR, minus .105% interest
               Broker, UBS Warburg
               Expires March 2005                                                                      $10,400,000            --

            Receive (pay) a variable return equal to the change in the Lehman Brothers U.S. High
            Yield Index Total Return and pay floating rate based on 1-month USD LIBOR, minus .75%
            interest
              Broker, Lehman Brothers Special Finance
              Expires January 2005                                                                     $ 3,400,000            --

           Receive 6% interest and pay variable rate based on Credit Default Exchange
              Broker, UBS Warburg
              Expires September 2009                                                                   $ 2,000,000        (3,342)

MERRILL LYNCH SERIES FUND, INC.
BALANCED CAPITAL STRATEGY PORTFOLIO

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (CONTINUED)   (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

            Swap contracts outstanding as of September 30, 2004 were as follows (continued):

            -----------------------------------------------------------------------------------------------------------------------
                                                                                                                       UNREALIZED
                                                                                                        NOTIONAL      APPRECIATION/
                                                                                                         AMOUNT       DEPRECIATION
            -----------------------------------------------------------------------------------------------------------------------
            Receive 6% interest and pay variable rate based on Credit Default Exchange
               Broker, J.P. Morgan Chase Bank
               Expires September 2009                                                                  $ 2,000,000      $ (3,574)

            Receive (pay) a variable return based on 3-month USD LIBOR, plus .56%, which is capped at a fixed rate of 8% interest and callable quarterly beginning December 2004 and pay a floating rate based on 3-month USD LIBOR
               Broker, J.P. Morgan Chase Bank
               Expires June 2010                                                                       $ 7,000,000         8,798

            Receive (pay) a variable return equal to the change in the MBS Fixed Rate Index Total
            Return and pay a floating rate based on 1-month USD LIBOR, minus .17% interest
               Broker, UBS Warburg
               Expires November 2004                                                                   $ 2,600,000            --

            Receive (pay) a variable return equal to the change in the US Treasury Index Index Total
            Return and pay a floating rate based on 1-month USD LIBOR, minus .20% interest
               Broker, Lehman Brothers Special Finance
               Expires March 2005                                                                      $12,300,000            --

            Sold credit default protection on Raytheon Co. and recieve .73% interest
               Broker, J.P. Morgan Chase Bank
               Expires March 2009                                                                      $   325,000        (4,239)

            Bought credit default protection on Boeing Captial Corp. and pay .48% interest
               Broker, J.P. Morgan Chase Bank
               Expires March 2009                                                                      $   325,000        (3,422)

            Bought credit default protection on Aon Corp. and pay .37% interest
               Broker, Morgan Stanley Capital Services, Inc.
               Expires January 2007                                                                    $   560,000        (1,666)

            Receive a variable rate based on 3-month USD LIBOR and pay 2.8025% interest
               Broker, J.P. Morgan Chase Bank
               Expires January 2007                                                                    $   560,000         3,577

            Pay 3.875% on TIPS adjusted principal and receive a fixed rate of 3.401% interest
               Broker, J.P. Morgan Chase Bank
               Expires January 2009                                                                    $ 1,694,000       (13,563)

MERRILL LYNCH SERIES FUND, INC.
BALANCED CAPITAL STRATEGY PORTFOLIO

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (CONCLUDED)   (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

            Swap contracts outstanding as of September 30, 2004 were as follows (concluded):

            -----------------------------------------------------------------------------------------------------------------------
                                                                                                                       UNREALIZED
                                                                                                        NOTIONAL      APPRECIATION/
                                                                                                         AMOUNT       DEPRECIATION
            -----------------------------------------------------------------------------------------------------------------------
            Receive (pay) a variable return equal to the change in the
            US Treasury Index Total Return and pay a floating rate
            based on 1-month USD LIBOR, minus .20% interest
               Broker, Lehman Brothers Special Finance
               Expires December 2004                                                                   $ 15,100,000           --
            -----------------------------------------------------------------------------------------------------------------------
            Total                                                                                                     $  (29,276)
                                                                                                                      ==========

            Forward foreign exchange contracts as of September 30, 2004 were as follows:

            -----------------------------------------------------------------------------------------------------------------
            FOREIGN CURRENCY                                                         SETTLEMENT                  UNREALIZED
            SOLD                                                                        DATE                    APPRECIATION
            -----------------------------------------------------------------------------------------------------------------
            Y 323,246,567                                                           October 2004                $     25,873
            -----------------------------------------------------------------------------------------------------------------
            TOTAL UNREALIZED APPRECIATION ON FORWARD FOREIGN EXCHANGE CONTRACTS -
            NET (US$ COMMITMENT - $2,962,847)                                                                   $     25,873
                                                                                                                =============

            -----------------------------------------------------------------------------------------------------------------

            Uncovered short sales entered into as of September 30, 2004 were as follows:

            -----------------------------------------------------------------------------------------------------------------
            FACE AMOUNT                                                ISSUE                                         VALUE
            -----------------------------------------------------------------------------------------------------------------
              $5,200,000                          Federal Home Loan Mortgage Corporation, 6.50%                 $ (5,440,906)
            -----------------------------------------------------------------------------------------------------------------
            TOTAL (PROCEEDS - $5,447,648)                                                                       $ (5,440,906)
                                                                                                                =============

MERRILL LYNCH SERIES FUND, INC. - CORE BOND STRATEGY PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004                                                                   (IN U.S. DOLLARS)
------------------------------------------------------------------------------------------------------------------------------------
S&P       MOODY'S        FACE
RATINGS   RATINGS        AMOUNT    ASSET-BACKED SECURITIES+                                                                  VALUE
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa     US$    766,735   Ace Securities Corp., Series 2003-OP1, Class A2,  2.293% due 12/25/2033(b)           $   767,983
AAA       Aaa          1,027,836   Aegis Asset Backed Securities Trust, Series 2004-1, Class A,
                                        2.283% due 4/25/2034(b)                                                           1,027,418
AAA       Aaa            775,000   Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-4, Class A4,
                                        3.516% due 6/25/2034(b)                                                             759,483
AAA       Aaa          1,100,000   CIT Equipment Collateral, Series 2003-VT1, Class A3A,  2.04% due 4/20/2007(b)          1,101,078
AAA       Aaa            841,658   CIT Group Home Equity Loan Trust, Series 2003-1, Class A2,  2.35%
                                        due 4/20/2027                                                                       840,342
                                   California Infrastructure:
AAA       Aaa            315,641       PG&E-1, Series 1997-1, Class A7,  6.42% due 9/25/2008                                328,048
AAA       Aaa            200,006       SCE-1, Series 1997-1, Class A6,  6.38% due 9/25/2008                                 208,127
A+        Aa3            241,063   Capital Auto Receivables Asset Trust, Series 2003-2,
                                       Class B,  2.15% due 1/15/2009(b)                                                     241,554
NR*       NR*          1,250,000   Capital One Master Trust, Series 2000-4, Class C,  2.67% due 8/15/2008(a)(b)           1,251,953
AAA       Aaa            589,912   Centex Home Equity, Series 2003-B, Class AV,  2.213% due 6/25/2033(b)                    590,486
                                   Chase Credit Card Master Trust, Class C(b):
BBB       Baa2           800,000       Series 2000-3, 2.57% due 1/15/2008                                                   803,747
BBB       Baa2         1,400,000       Series 2003-1, 2.97% due 4/15/2008                                                 1,412,472
                                   CountryWide Asset-Backed Certificates(b):
AA+       Aa2            500,000       Series 2003-2, Class M1,  2.64% due 6/26/2033                                        503,001
AAA       NR*            925,527       Series 2003-BC3, Class A2,  2.243% due 9/25/2033                                     926,561
AA+       Aa3            400,000       Series 2004-5, Class M2,  2.603% due 7/25/2034                                       399,999
AAA       Aaa            635,023   First Franklin Mortgage Loan Asset Trust, Series 2003-FF5,
                                        Class A2,  2.82% due 3/25/2034(b)                                                   635,855
AAA       NR*            892,415   GMAC Mortgage Corporation Loan Trust, Series 2003-J7,
                                        Class A10,  5.50% due 11/25/2033                                                    902,559
AAA       Aaa            530,072   Household Automotive Trust, Series 2002-3,
                                        Class A3A,  2.75% due 6/18/2007                                                     531,323
AAA       Aaa            228,036   Household Home Equity Loan Trust, Series 2002-2, Class A,
                                        2.21% due 4/20/2032(b)                                                              228,358
                                   Long Beach Mortgage Loan Trust(b):
AAA       Aaa            394,288       Series 2002-4, Class 2A,  2.393% due 11/26/2032                                      395,854
AAA       Aaa          1,149,201       Series 2004-1, Class A3,  2.233% due 2/25/2034                                     1,149,472
                                   Morgan Stanley ABS Capital I(b):
A         A2             300,000       Series 2003-NC5, Class M2,  3.933% due 4/25/2033                                     306,174
AAA       Aaa          1,285,605       Series 2004-NC1, Class A2,  2.303% due 12/27/2033                                  1,289,098
AAA       Aaa            980,348       Series 2004-NC2, Class A2,  2.233% due 12/25/2033                                    980,348
AAA       Aaa          1,089,002       Series 2004-WMC1, Class A3,  2.183% due 6/25/2034                                  1,088,851
                                   New Century Home Equity Loan Trust(b):
AAA       Aaa          1,424,488       Series 2004-2, Class A3,  2.183% due 4/25/2034                                     1,424,487
AAA       Aaa          1,500,000       Series 2004-3, Class A3,  2.323% due 11/25/2034                                    1,500,000
                                   Option One Mortgage Loan Trust(b):
AAA       Aaa            138,604       Series 2002-4, Class A,  2.193% due 7/25/2032                                        138,700
AAA       Aaa            813,276       Series 2003-4, Class A2,  2.253% due 7/25/2033                                       814,548
AAA       Aaa            173,985   Residential Asset Mortgage Products, Inc., Series 2003-RS7,
                                        Class AI1,  2.063% due 6/25/2018(b)                                                 174,001
AAA       Aaa          1,067,562   Residential Asset Securities Corporation, Series 2003-KS5,
                                        Class AIIB,  2.223% due 7/25/2033(b)                                              1,067,887
AAA       Aaa            625,897   Saxon Asset Securities Trust, Series 2002-3, Class AV,
                                        2.333% due 12/25/2032(b)                                                            627,087
------------------------------------------------------------------------------------------------------------------------------------
                                   TOTAL ASSET-BACKED SECURITIES (COST - $20,780,098) - 17.8%                            24,416,854
------------------------------------------------------------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC. - CORE BOND STRATEGY PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (CONTINUED)                                                       (IN U.S. DOLLARS)
------------------------------------------------------------------------------------------------------------------------------------
S&P      MOODY'S          FACE
RATINGS  RATINGS          AMOUNT     GOVERNMENT & AGENCY OBLIGATIONS                                                      VALUE
------------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa      US$    1,070,000   Federal National Mortgage Association,  7.125% due 1/15/2030                    $ 1,318,213
                                     U.S. Treasury Bonds:
AAA      Aaa               550,000       7.50% due 11/15/2016(c)                                                         706,814
AAA      Aaa               330,000       8.125% due 8/15/2019                                                            451,778
AAA      Aaa             1,170,000       7.25% due 8/15/2022                                                           1,506,466
AAA      Aaa               240,000       6.25% due 8/15/2023                                                             280,256
AAA      Aaa               240,000       6.625% due 2/15/2027                                                            294,337
                                     U.S. Treasury Inflation Indexed Notes:
AAA      Aaa               785,359       3.875% due 1/15/2009                                                            884,112
AAA      Aaa               680,175       3.50% due 1/15/2011                                                             769,847
                                     U.S. Treasury Notes:
AAA      Aaa             3,040,000       7% due 7/15/2006                                                              3,276,548
AAA      Aaa               340,000       6.50% due 2/15/2010                                                             390,123
------------------------------------------------------------------------------------------------------------------------------------
                                     TOTAL GOVERNMENT  & AGENCY OBLIGATIONS (COST - $9,623,837) - 7.2%                 9,878,494
------------------------------------------------------------------------------------------------------------------------------------
                                     GOVERNMENT AGENCY MORTGAGE - BACKED SECURITIES+
------------------------------------------------------------------------------------------------------------------------------------
                                     Federal Home Loan Mortgage Corporation:
AAA      Aaa                52,300       4.50% due 8/01/2018                                                              55,610
AAA      Aaa               311,200       5% due 10/15/2019                                                               316,128
AAA      Aaa             2,421,563       5% due 6/01/2034-10/15/2034                                                   2,398,902
AAA      Aaa             1,005,947       5.50% due 3/01/2018-10/01/2019                                                1,039,688
AAA      Aaa             3,425,000       5.50% due 10/15/2034                                                          3,471,025
AAA      Aaa                 3,805       6% due 4/01/2017-8/01/2017                                                        5,383
AAA      Aaa             3,037,867       6% due 4/01/2034-10/15/2034                                                   3,138,353
AAA      Aaa               356,669       6.50% due 5/01/2016-6/01/2016                                                   377,548
AAA      Aaa               552,398       7% due 1/01/2032-9/01/2032                                                      586,972
                                     Federal National Mortgage Association:
AAA      Aaa               503,565       2.01% due 11/25/2033                                                            502,096
AAA      Aaa             1,878,423       5% due 10/15/2019                                                             1,907,773
AAA      Aaa               414,904       6% due 2/01/2017                                                                435,352
AAA      Aaa             3,092,960       6.50% due 8/01/2032-11/15/2034                                                3,238,563
AAA      Aaa                94,534       7% due 2/01/2016                                                                100,337
AAA      Aaa               937,325       7% due 2/01/2031-8/01/2032                                                      994,646
AAA      Aaa               526,453       7.50% due 4/01/2029-5/01/2033                                                   564,313
AAA      Aaa               293,893       8% due 9/01/2030-11/01/2032                                                     319,739
                                     Government National Mortgage Association:
AAA      Aaa               151,797       6.50% due 10/15/2031                                                            160,379
AAA      Aaa             1,000,000       4.66% due 7/16/2033                                                           1,004,122
------------------------------------------------------------------------------------------------------------------------------------
                                     TOTAL GOVERNMENT AGENCY MORTGAGE - BACKED SECURITIES
                                     ($20,550,607) - 15.0%                                                            20,616,929
------------------------------------------------------------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC. - CORE BOND STRATEGY PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (CONTINUED)                                                       (IN U.S. DOLLARS)
------------------------------------------------------------------------------------------------------------------------------------
       S&P            MOODY'S                 FACE
       RATINGS        RATINGS                 AMOUNT    NON-GOVERNMENT AGENCY MORTGAGE - BACKED SECURITIES+                VALUE
------------------------------------------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 5.5%
       AA             Aa2           US$       350,000    Ameriquest Mortgage Securities Inc., Series 2004-R1,
                                                             Class M2,  2.513% due 2/25/2034(b)                          $  350,000
       NR*            NR*                     950,000    Argent Securities, Inc., Series 2004-WII,
                                                             Class A3,  2.20% due 11/25/2034(b)                             950,000
       AA+            Aa2                     612,324    Countrywide Home Loans, Inc., Series 2003-R4,
                                                             Class 1A1A,  2.216% due 7/25/2019                              610,994
       AAA            NR*                      84,394    Deutsche Mortgage Securities, Inc., Series 2003-1,
                                                             Class 1A1,  4.50% due 4/25/2033                                 84,435
       A-             A1                      650,000    GE Dealer Floorplan Master Note Trust, Series 2004-2,
                                                             Class B,  1.869% due 7/20/2009(b)                              650,203
       AA+            Aa1                     500,000    Impac Secured Assets CMN Owner Trust, Series 2004-3,
                                                             Class M1,  2.533% due 12/25/2034(b)                            501,280
       AAA            Aaa                     889,406    MASTR Asset Securitization Trust, Series 2003-10,
                                                             Class 3A1,  5.50% due 11/25/2033                               895,754
       AAA            Aaa                   1,400,000    RMAC, Series 2003-NS2A, Class A2C,  2.27%
                                                             due 9/12/2035(b)                                             1,403,938
       AAA            Aaa                     414,952    Structured Asset Securities Corporation,
                                                             Series 2002-9, Class A2, 2.233% due 10/25/2027(b)              414,904
       AAA            Aaa                     240,597    Washington Mutual, Inc., Series 2002-AR4, Class A7,
                                                             5.492% due 4/26/2032(b)                                        241,354
       AAA            Aaa                   1,500,000    Wells Fargo Home Equity Trust, Series 2004-2,
                                                             Class A32,  2.273% due 2/25/2032(b)                          1,500,000
                                                                                                                        ------------
                                                                                                                          7,602,862
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL MORTGAGE-BACKED SECURITIES - 5.5%

       AAA            Aaa                   1,000,000    Banc of America Large Loan, Series 2003-BBA2,
                                                             Class A3,  2.19% due 11/15/2015(b)                           1,000,157
                                                         Commercial Mortgage Pass-Thru Certificates(b):
       AAA            Aaa                     850,000        Series 2003-FL8, Class A2,  2.07% due 7/15/2015(a)             850,232
       AAA            Aaa                   1,400,000        Series 2003-FL9, Class A3,  2.19% due 11/15/2015             1,400,604
                                                         Greenwich Capital Commercial Funding Corporation:
       AAA            Aaa                   1,117,802        Series 2003-FL1, Class A,  2.16% due 7/05/2018(b)            1,117,997
       AAA            Aaa                     900,000        Series 2004-GG1, Class A4,  4.755% due 6/10/2036               925,093
       AAA            Aaa                     590,376    Nationslink Funding Corporation, Series 1999-2,
                                                             Class A3,  7.181% due 6/20/2031                                624,156
       AAA            Aaa                   1,600,000    Wachovia Bank Commercial Mortgage Trust,
                                                             Series 2003-WHL2, Class A3,  2.19% due 6/15/2013(b)          1,600,332
                                                                                                                        ------------
                                                                                                                          7,518,571
------------------------------------------------------------------------------------------------------------------------------------
                                                         TOTAL NON-GOVERNMENT AGENCY MORTGAGE - BACKED SECURITIES
                                                         (COST - $18,713,662) - 11.0%                                    15,121,433
------------------------------------------------------------------------------------------------------------------------------------
    INDUSTRY#                                            CORPORATE BONDS
------------------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE - 0.3%
       BBB-           Baa3                    400,000    Goodrich Corporation,  6.60% due 5/15/2009                         436,864
------------------------------------------------------------------------------------------------------------------------------------
BROADCAST - 0.5%
                                                         Clear Channel Communications, Inc.:
       BBB-           Baa3                    290,000        5.75% due 1/15/2013                                            297,864
       BBB-           Baa3                    365,000        5.50% due 9/15/2014                                            363,083
                                                                                                                        ------------
                                                                                                                            660,947
------------------------------------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS - 0.4%
       BB+            Ba1                     305,000    D.R. Horton, Inc.,  5% due 1/15/2009                               310,337
       BBB+           Baa1                    165,000    Hanson PLC,  7.875% due 9/27/2010                                  193,289
                                                                                                                        ------------
                                                                                                                            503,626
------------------------------------------------------------------------------------------------------------------------------------
CABLE - U.S. - 0.5%
       BBB            Baa3                    290,000    Comcast Cable Communications Holdings, Inc.,
                                                             8.375% due 3/15/2013                                           351,187
       BB-            Ba3                     305,000    EchoStar DBS Corporation,  5.75% due 10/01/2008                    306,525
                                                                                                                        ------------
                                                                                                                            657,712
------------------------------------------------------------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC. - CORE BOND STRATEGY PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (CONTINUED)                                                     (IN U.S. DOLLARS)
----------------------------------------------------------------------------------------------------------------------------------
               S&P            MOODY'S         FACE
  INDUSTRY#    RATINGS        RATINGS         AMOUNT           CORPORATE BONDS                                              VALUE
----------------------------------------------------------------------------------------------------------------------------------
CANADIAN CORPORATES** - 0.0%
               BB             Ba3       US$    45,000   Abitibi-Consolidated Inc.,
                                                            8.55% due 8/01/2010(3)                                       $ 48,263
----------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 0.3%
               B+             B1              370,000   IMC Global Inc., 10.875% due 8/01/2013                            467,125
----------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES - 0.1%
               BBB            Baa3            155,000   Waste Management, Inc., 7.375% due 8/01/2010                      178,916
----------------------------------------------------------------------------------------------------------------------------------
CONTAINERS - 0.3%
                                                        Sealed Air Corporation:
               BBB            Baa3            125,000       5.375% due 4/15/2008                                          130,516
               BBB            Baa3            230,000       6.95% due 5/15/2009(a)                                        254,728
                                                                                                                     -------------
                                                                                                                          385,244
----------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE BONDS - 0.3%
               NR*            NR*             400,000   SportsLine USA, Inc., 5% due 4/01/2006
                                                            (Convertible)                                                 404,000
----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED - 0.2%
               A-             Baa3            155,000   Brascan Corporation,  5.75% due 3/01/2010                         164,046
               A-             A3              150,000   Hutchison Whampoa International (01/11) Ltd.,
                                                            7% due 2/16/2011(a)                                           165,319
                                                                                                                     -------------
                                                                                                                          329,365
----------------------------------------------------------------------------------------------------------------------------------
FINANCE - 1.9%
               BBB-           Baa3            315,000   Cia Brasileira de Bebida, 8.75% due 9/15/2013                     355,950
                                                        Household Finance Corporation:
               A              A1              200,000       6.50% due 11/15/2008                                          220,071
               A              A1              180,000       5.875% due 2/01/2009                                          194,036
               AAA            Aaa           1,000,000   Sigma Finance Corporation, 4.281% due 8/15/2011(b)              1,000,000
               AAA            Aaa             500,000   Sigma Finance Incorporated, 3.245% due 3/31/2014                  501,745
               AA             Aa3              80,000   Texaco Capital Inc., 8.625% due 6/30/2010                          98,403
               A-             A3              205,000   Textron Financial Corporation, 2.75% due 6/01/2006                204,021
                                                                                                                     -------------
                                                                                                                        2,574,226
----------------------------------------------------------------------------------------------------------------------------------
FINANCE - BANKS - 2.7%
               A              A1               95,000   Banc One Corporation,  8% due 4/29/2027                           119,147
               A+             Aa2             400,000   Bank of America Corporation,  4.875% due 9/15/2012                407,997
               BBB            Baa2            210,000   Capital One Bank,  4.875% due 5/15/2008                           217,504
                                                        Citigroup Inc.:
               A+             Aa2             430,000       5.625% due 8/27/2012                                          459,603
               A+             Aa2             215,000       6.625% due 6/15/2032                                          235,490
               A-             Aa3             450,000   DBS Bank Ltd.,  5% due 11/15/2019(a)(b)                           439,761
               BB+            Baa3            160,000   FirstBank Puerto Rico,  7.625% due 12/20/2005                     165,864
                                                        FleetBoston Financial Corporation:
               A+             Aa2              65,000       3.85% due 2/15/2008                                            65,754
               A              Aa3              75,000       6.375% due 5/15/2008                                           81,909
               BB+            NR*             105,000   Hudson United Bancorp,  8.20% due 9/15/2006                       113,929
               BBB+           A3              185,000   PNC Funding Corporation,  6.125% due 2/15/2009                    200,348
               BBB+           A3              110,000   Popular North America, Inc.,  3.875% due 10/01/2008               109,938
               BBB-           Baa3            350,000   Sovereign Bank,  5.125% due 3/15/2013                             348,946
               A+             Aa3             145,000   U.S. Bancorp,  2.03% due 9/16/2005(b)                             145,146
               A-             A3              200,000   Washington Mutual, Inc.,  7.50% due 8/15/2006                     215,871

MERRILL LYNCH SERIES FUND, INC. - CORE BOND STRATEGY PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (CONTINUED)                                                       (IN U.S. DOLLARS)
------------------------------------------------------------------------------------------------------------------------------------
               S&P            MOODY'S                    FACE
  INDUSTRY#    RATINGS        RATINGS                   AMOUNT    CORPORATE BONDS                                           VALUE
------------------------------------------------------------------------------------------------------------------------------------
FINANCE - BANKS (CONCLUDED)
                                                                  Wells Fargo & Company:
               AA-            Aa1              US$      115,000       5.125% due 2/15/2007                               $  120,009
               A+             Aa2                       210,000       5% due 11/15/2014                                     213,177
                                                                                                                        ------------
                                                                                                                          3,660,393
------------------------------------------------------------------------------------------------------------------------------------
FINANCE - OTHER - 8.2%
               A+             A1                        250,000   American Honda Finance Corporation,
                                                                      2.29% due 10/03/2005(a)(b)                            250,759
                                                                  The Bear Stearns Companies Inc.:
               A              A1                        275,000       1.98% due 1/30/2009(b)                                275,579
               A              A1                         85,000       5.70% due 11/15/2014                                   89,423
               BBB            Baa2                      205,000   Certegy Inc.,  4.75% due 9/15/2008                        211,134
               A              A3                        325,000   Countrywide Home Loans, Inc.,
                                                                      5.625% due 7/15/2009                                  345,970
               A+             Aa3                       320,000   Credit Suisse First Boston (USA) Inc.,
                                                                      4.70% due 6/01/2009                                   329,360
                                                                  Deutsche Telekom International Finance BV:
               BBB+           Baa2                      147,000       5.25% due 7/22/2013                                   150,430
               BBB+           Baa2                      155,000       8.75% due 6/15/2030                                   200,350
               BBB+           Baa1                      455,000   ERAC USA Finance Company,
                                                                      6.70% due 6/01/2034(a)                                480,940
                                                                  Ford Motor Credit Company:
               BBB            A3                      1,150,000       2.79% due 9/28/2007(b)                              1,148,626
               BBB-           A3                        225,000       7.375% due 10/28/2009                                 246,450
               BBB-           A3                        385,000       7.375% due 2/01/2011                                  418,692
               BBB-           A3                        750,000       7% due 10/01/2013                                     792,966
                                                                  General Motors Acceptance Corporation:
               BBB            A3                      1,800,000       3.08% due 9/23/2008(b)                              1,799,116
               BBB-           A3                        140,000       6.875% due 8/28/2012                                  145,475
               BBB-           A3                        369,000       8% due 11/01/2031                                     381,912
                                                                  The Goldman Sachs Group, Inc.:
               A+             Aa3                       575,000       5.70% due 9/01/2012                                   607,590
               A+             Aa3                       300,000       5.25% due 10/15/2013                                  302,061
               AA-            A1                        155,000   International Lease Finance Corporation,
                                                                      2.95% due 5/23/2006                                   154,605
                                                                  J.P. Morgan Chase & Co.:
               A+             Aa3                       420,000       3.50% due 3/15/2009                                   414,363
               A              A1                        290,000       5.75% due 1/02/2013                                   308,784
               A              A1                        320,000       5.125% due 9/15/2014                                  321,715
               A              A1                        345,000   Lehman Brothers Holdings, Inc.,
                                                                      3.50% due 8/07/2008                                   342,254
                                                                  MBNA Corporation:
               BBB            Baa2                      277,000       6.25% due 1/17/2007                                   293,379
               BBB            Baa2                      100,000       5.625% due 11/30/2007                                 105,533
               BBB            Baa2                      135,000       4.625% due 9/15/2008                                  138,082
               A              A2                         60,000   Mellon Funding Corporation,
                                                                      6.40% due 5/14/2011                                    66,902
               A              A3                        635,000   Prudential Holdings LLC,
                                                                      8.695% due 12/18/2023(a)                              809,708
               A+             A2                         75,000   Verizon Global Funding Corporation,
                                                                      7.375% due 9/01/2012                                   87,582
                                                                                                                        ------------
                                                                                                                         11,219,740
------------------------------------------------------------------------------------------------------------------------------------
FOREIGN OBLIGATIONS** - 0.9%
               AAA            Aaa              JPY  133,500,000   International Bank for Reconstruction
                                                                      & Development, 4.75% due 12/20/2004(1)              1,222,973
------------------------------------------------------------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC. - CORE BOND STRATEGY PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (CONTINUED)                                                     (IN U.S. DOLLARS)
----------------------------------------------------------------------------------------------------------------------------------
               S&P            MOODY'S          FACE
  INDUSTRY#    RATINGS        RATINGS         AMOUNT           CORPORATE BONDS                                             VALUE
----------------------------------------------------------------------------------------------------------------------------------
GAMING - 0.3%
               BB+            Ba1       US$    360,000   MGM Mirage Inc.,  6% due 10/01/2009                            $ 364,950
----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL - CONSUMER GOODS - 0.7%
               BBB-           Ba1              350,000   American Greetings Corporation,  6.10% due 8/01/2028             373,625
               BBB            Baa2             285,000   Cadbury Schweppes US Finance LLC,
                                                             3.875% due 10/01/2008(a)                                     285,574
               BBB-           Baa3             245,000   Yum! Brands, Inc.,  8.875% due 4/15/2011                         304,623
                                                                                                                      ------------
                                                                                                                          963,822
----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL - ENERGY - 1.3%
               BBB+           Baa1              80,000   Anadarko Finance Company,  7.50% due 5/01/2031                    97,808
               BBB            Baa2             395,000   Halliburton Company,  5.50% due 10/15/2010                       413,796
               A-             A3               234,719   Kern River Funding Corporation,
                                                             4.893% due 4/30/2018(a)                                      236,650
               BBB+           Baa1             150,000   Kinder Morgan Energy Partners, LP,
                                                             5.35% due 8/15/2007                                          157,341
               BBB-           Baa3             170,000   MidAmerican Energy Holdings Company,
                                                             5.875% due 10/01/2012                                        179,480
               A+             A2               135,000   Motiva Enterprises LLC,  5.20% due 9/15/2012(a)                  139,483
               BBB            Baa3             195,000   Panhandle Eastern Pipe Line Company, LLC,
                                                             2.75% due 3/15/2007                                          191,390
               BBB-           Baa3             308,000   XTO Energy, Inc.,  7.50% due 4/15/2012                           361,835
                                                                                                                      ------------
                                                                                                                        1,777,783
----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL - MANUFACTURING - 3.1%
               A-             A2               225,000   Alcoa Inc.,  2.10% due 12/06/2004(b)                             225,041
               BBB-           Ba1              140,000   Amerada Hess Corporation,  7.125% due 3/15/2033                  150,317
               B              Ba3              570,000   Celestica Inc. 3.691%*** due 8/01/2020 (Convertible)             311,363
                                                         DaimlerChrysler NA Holding Corporation:
               BBB            A3             1,500,000       2.34% due 5/24/2006(b)                                     1,505,553
               BBB            A3               180,000       4.75% due 1/15/2008                                          185,379
               BBB            A3               200,000       7.75% due 1/18/2011                                          232,564
               BBB            Baa1             140,000   General Motors Corporation,  7.125% due 7/15/2013                146,144
               BB+            Ba1              155,000   Hyundai Motor Manufacturing Alabama, LLC,
                                                             5.30% due 12/19/2008(a)                                      159,095
               BB+            Baa3             185,000   Jabil Circuit, Inc.,  5.875% due 7/15/2010                       193,535
               BBB-           Baa3             265,000   Lear Corporation,  8.11% due 5/15/2009                           305,968
               BBB-           Baa3             370,000   Raytheon Company,  8.30% due 3/01/2010                           442,317
               BBB            Baa3             415,000   Tyco International Group SA,  6.75% due 2/15/2011                466,912
                                                                                                                      ------------
                                                                                                                        4,324,188
----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL - SERVICES - 3.8%
               BBB-           Baa3             205,000   ARAMARK Services, Inc.,  6.375% due 2/15/2008                    221,344
                                                         Cendant Corporation:
               BBB            Baa1             205,000       6.875% due 8/15/2006                                         218,499
               BBB            Baa1             110,000       6.25% due 1/15/2008                                          118,574
                                                         HCA Inc.:
               BBB-           Ba1               90,000       8.75% due 9/01/2010                                          105,497
               BBB-           Ba1              145,000       6.95% due 5/01/2012                                          156,566
               BBB-           Ba1              275,000       6.30% due 10/01/2012                                         285,111
               BBB            Ba1              360,000   Lenfest Communications, Inc., 10.50% due 6/15/2006               400,414
                                                         Liberty Media Corporation:
               BBB-           Baa3           1,630,000       3.38% due 9/17/2006(b)                                     1,647,457
               BBB-           Baa3             145,000       5.70% due 5/15/2013                                          143,352
               BBB            Baa3             189,000   Manor Care, Inc.,  7.50% due 6/15/2006                           202,410

MERRILL LYNCH SERIES FUND, INC. - CORE BOND STRATEGY PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (CONTINUED)                                                     (IN U.S. DOLLARS)
----------------------------------------------------------------------------------------------------------------------------------
               S&P            MOODY'S           FACE
  INDUSTRY#    RATINGS        RATINGS          AMOUNT     CORPORATE BONDS                                                 VALUE
----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL - SERVICES (CONCLUDED)
                                                          News America Incorporated:
               BBB-           Baa3      US$     200,000       7.30% due 4/30/2028                                       $ 225,865
               BBB-           Baa3              120,000       6.75% due 1/09/2038                                         133,630
               BBB+           Baa1              200,000   PHH Corporation,  6% due 3/01/2008                              214,518
               BBB            Baa3               55,000   SUPERVALU Inc.,  7.50% due 5/15/2012                             63,918
               BBB            Baa3              215,000   Tele-Communications Inc.,  9.80% due 2/01/2012                  274,134
               BBB+           Baa1              690,000   Time Warner Inc.,  6.875% due 5/01/2012                         769,817
                                                                                                                      ------------
                                                                                                                        5,181,106
----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL - TRANSPORTATION - 0.7%
               AAA            Aaa               142,683   American Airlines, Inc.,  3.857% due 1/09/2012                  140,721
               AAA            Aaa               140,000   Continental Airlines, Inc.,  6.563% due 8/15/2013               150,272
               BBB            Baa1              130,000   Norfolk Southern Corporation,  7.25% due 2/15/2031              151,489
                                                          Southwest Airlines Co.:
               A              Baa1               30,000       8% due 3/01/2005                                             30,590
               A              Baa1              190,000       7.875% due 9/01/2007                                        211,884
                                                          Union Pacific Corporation:
               BBB            Baa2              110,000       7.25% due 11/01/2008                                        123,012
               BBB            Baa2              100,000       5.375% due 5/01/2014                                        100,852
                                                                                                                      ------------
                                                                                                                          908,820
----------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 0.9%

               A-             Baa2              260,000   Aon Corporation,  6.70% due 1/15/2007                           278,011
               BBB            Baa3              185,000   Infinity Property and Casualty Corporation,
                                                              5.50% due 2/18/2014                                         183,386
               A+             Baa2               70,000   Marsh & McLennan Companies, Inc.,
                                                              3.625% due 2/15/2008                                         70,201
               BBB+           Baa3              280,000   NLV Financial Corporation,  7.50% due 8/15/2033(a)              297,310
               A-             Baa1              420,000   Security Benefit Life Insurance Company,
                                                              7.45% due 10/01/2033(a)                                     435,791
                                                                                                                      ------------
                                                                                                                        1,264,699
----------------------------------------------------------------------------------------------------------------------------------
INSURANCE - MULTILINE - 0.1%
               A-             A3                 70,000   Prudential Financial, Inc.,  4.104% due 11/15/2006               71,164
----------------------------------------------------------------------------------------------------------------------------------
MEDICAL - 0.3%
               A              Baa1              415,000   Wyeth,  5.50% due 3/15/2013                                     423,407
----------------------------------------------------------------------------------------------------------------------------------
MULTIMEDIA - 0.5%

               BB+            Baa3              125,000   Media General, Inc.,  6.95% due 9/01/2006                       130,238
               BBB+           Baa1              405,000   Time Warner Companies, Inc.,  9.125% due 1/15/2013              507,076
                                                                                                                      ------------
                                                                                                                          637,314
----------------------------------------------------------------------------------------------------------------------------------
OIL EXPLORATION & PRODUCTION - 0.2%

               BBB-           NR*               300,000   Gazprom International SA,  7.201% due 2/01/2020(a)              303,750
----------------------------------------------------------------------------------------------------------------------------------
OIL REFINERIES - 0.4%
               BBB            Baa3              460,000   Ultramar Diamond Shamrock Corporation,
                                                              6.75% due 10/15/2037                                        531,179
----------------------------------------------------------------------------------------------------------------------------------
PAPER - 1.3%
               BB+            Ba2               495,000   Boise Cascade Corporation,  7.66% due 5/27/2005                 510,242
               BBB+           Baa2              275,000   Celulosa Arauco y Constitucion SA,
                                                              8.625% due 8/15/2010                                        330,963
               BBB            Baa2              480,000   Champion International Corporation,
                                                              6.65% due 12/15/2037                                        537,629
               A-             Baa2              155,000   Inversiones CMPC SA,  4.875% due 6/18/2013(a)                   152,894
               BBB-           Baa3              155,000   Rock-Tenn Company,  5.625% due 3/15/2013                        157,125

MERRILL LYNCH SERIES FUND, INC. - CORE BOND STRATEGY PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (CONTINUED)                                                      (IN U.S. DOLLARS)
-----------------------------------------------------------------------------------------------------------------------------------
             S&P            MOODY'S          FACE
INDUSTRY#    RATINGS        RATINGS         AMOUNT    CORPORATE BONDS                                                      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
PAPER - (CONCLUDED)
             BBB            Baa3      US$   150,000   Sappi Papier Holding AG,  6.75% due 6/15/2012(a)                 $   164,585
                                                                                                                     --------------
                                                                                                                         1,853,438
-----------------------------------------------------------------------------------------------------------------------------------
PROPERTY & CASUALTY INSURANCE - 0.1%
             BBB-           NR*             145,000   Kingsway America, Inc.,  7.50% due 2/01/2014                         150,365
-----------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUST - 1.0%
             BBB-           Baa3             85,000   Colonial Realty LP,  4.80% due 4/01/2011                              84,022
             BBB            Baa3            125,000   Developers Diversified Realty Corporation,
                                                          6.625% due 1/15/2008                                             134,498
             BBB            Baa2            205,000   HRPT Properties Trust,  5.75% due 2/15/2014                          207,099
             BBB+           Baa2            135,000   Health Care Property Investors, Inc.,
                                                          6.50% due 2/15/2006                                              139,800
             BBB-           Baa3            135,000   Health Care REIT, Inc.,  6% due 11/15/2013                           138,561
             BB+            Ba1             450,000   iStar Financial Inc.,  5.125% due 4/01/2011                          449,015
             BBB-           Baa3            165,000   Nationwide Health Properties, Inc.,
                                                          6.59% due 7/07/2038                                              171,896
                                                                                                                     --------------
                                                                                                                         1,324,891
-----------------------------------------------------------------------------------------------------------------------------------
RETAIL - STORES - 0.0%
             BBB+           Baa2             60,000   Limited Brands, Inc.,  6.125% due 12/01/2012                          64,804
-----------------------------------------------------------------------------------------------------------------------------------
SUPRANATIONAL - 0.2%
             A              A2              220,000   Corporacion Andina de Fomento,  6.875% due 3/15/2012                 247,421
-----------------------------------------------------------------------------------------------------------------------------------
TELEPHONE - 0.8%
             BBB+           Baa2          1,040,000   Telecom Italia Capital SA,  4% due 1/15/2010(a)                    1,032,134
-----------------------------------------------------------------------------------------------------------------------------------
UTILITIES - COMMUNICATIONS - 0.9%
             BBB            Baa2            137,000   AT&T Wireless Services, Inc.,  8.75% due 3/01/2031                   179,885
             A+             A3              270,000   GTE Corporation,  6.84% due 4/15/2018                                298,235
             BBB            Baa2            230,000   Harris Corporation,  6.35% due 2/01/2028                             246,147
             BBB-           Baa3            250,000   Sprint Capital Corporation,  8.75% due 3/15/2032                     317,298
             BBB            Baa3            235,000   TELUS Corporation,  7.50% due 6/01/2007                              257,691
                                                                                                                     --------------
                                                                                                                         1,299,256
-----------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC & GAS - 3.8%
             NR*            Baa2            250,000   AEP Texas Central Company,  6.65% due 2/15/2033                      270,518
             BBB            Baa1            220,000   Cincinnati Gas & Electric Company,  5.70% due 9/15/2012              232,661
                                                      Dominion Resources, Inc.:
             BBB+           Baa1            200,000       7.625% due 7/15/2005                                             207,664
             BBB+           Baa1            170,000       2.011% due 5/15/2006(b)                                          170,322
             A-             Baa1            305,000   Exelon Generation Company, LLC,  5.35% due 1/15/2014                 311,482
             A-             A2              380,000   FPL Group Capital Inc.,  2.275% due 3/30/2005(b)                     380,514
             BBB-           Baa3            750,000   PPL Capital Funding, Inc.,  2.77% due 5/18/2006(b)                   750,333
             BBB            Baa1            205,000   PSE&G Power LLC,  6.95% due 6/01/2012                                229,611
                                                      Pacific Gas & Electric Company:
             BBB            Baa2            410,000       2.72% due 4/03/2006(b)                                           410,377
             BBB            Baa2            370,000       6.05% due 3/01/2034                                              376,587
             BBB            Baa2            160,000   Pepco Holdings, Inc.,  4% due 5/15/2010                              155,772
             BBB            Baa2            190,000   Public Service Company of New Mexico,
                                                          4.40% due 9/15/2008                                              192,683
             BBB+           Baa1            145,000   Sempra Energy,  4.75% due 5/15/2009                                  149,717
                                                      Southern California Edison Company:
             NR*            A3               46,000       2.353% due 1/13/2006(b)                                           46,179
             BB             A3              265,000       8% due 2/15/2007                                                 293,326

MERRILL LYNCH SERIES FUND, INC. - CORE BOND STRATEGY PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (CONTINUED)                                                       (IN U.S. DOLLARS)
------------------------------------------------------------------------------------------------------------------------------------
               S&P            MOODY'S               FACE
  INDUSTRY#    RATINGS        RATINGS              AMOUNT           CORPORATE BONDS                                           VALUE
------------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC & GAS - (CONCLUDED)
               BBB+           Baa1         US$     210,000   Southern Power Company,  6.25% due 7/15/2012                 $ 228,572
               A-             A3                   200,000   TXU Australia Holdings Partnership LP,
                                                                 6.15% due 11/15/2013(a)                                    217,586
               A-             Baa1                 225,000   Vectren Utility Holdings, Inc.,
                                                                 5.25% due 8/01/2013                                        228,690
                                                             Westar Energy, Inc.:
               BB-            Ba2                  235,000       9.75% due 5/01/2007                                        267,711
               NR*            Ba1                  140,000       6% due 7/01/2014                                           150,465
                                                                                                                        ------------
                                                                                                                          5,270,770
------------------------------------------------------------------------------------------------------------------------------------
YANKEE CORPORATES** - 1.8%
                                                             Corporacion Nacional del Cobre de Chile
                                                                 (Codelco)(3)(a):
               A              A2                   250,000       6.375% due 11/30/2012                                      275,951
               A              A2                   130,000       5.50% due 10/15/2013                                       135,354
                                                             France Telecom(4):
               BBB+           Baa2                 465,000       8.50% due 3/01/2011                                        556,642
               BBB+           Baa2                 100,000       9.25% due 3/01/2031                                        132,585
               A-             Baa1                 200,000   Koninklijke (KPN) NV,  8% due 10/01/2010(3)                    237,835
                                                             Pemex Project Funding Master Trust(1):
               BBB-           Baa1                 230,000       3.54% due 1/07/2005(a)(b)                                  231,725
               BBB-           Baa1                 750,000       3.188% due 6/15/2010(a)(b)                                 757,875
               BBB-           Baa1                 165,000       9.125% due 10/13/2010                                      196,350
                                                                                                                        ------------
                                                                                                                          2,524,317
------------------------------------------------------------------------------------------------------------------------------------
YANKEE SOVEREIGNS** - 1.5%
               AAA            Aaa          EUR     596,000   Bundesobligation,  3.50% due 10/10/2008 (2)                    750,820
               A              Baa1         US$     160,000   Republic of Chile,  5.50% due 1/15/2013 (2)                    166,720
               BBB            Baa2                 270,000   Republic of South Africa,  6.50% due 6/02/2014 (2)             288,225
                                                             United Mexican States(2):
               BBB-           Baa2                 405,000       9.875% due 2/01/2010                                       499,365
               BBB-           Baa2                 220,000       6.375% due 1/16/2013                                       231,660
               BBB-           Baa2                 115,000       5.875% due 1/15/2014                                       116,725
                                                                                                                        ------------
                                                                                                                          2,053,515
------------------------------------------------------------------------------------------------------------------------------------
                                                             TOTAL CORPORATE BONDS (COST - $53,755,712) - 40.3%          55,322,487
------------------------------------------------------------------------------------------------------------------------------------
STATE                                                        MUNICIPAL BONDS
------------------------------------------------------------------------------------------------------------------------------------
TEXAS -        A              A2                   100,000   Harris County, Texas, Industrial Development
                                                                 Corporation, Solid Waste Disposal Revenue
0.1%                                                         Bonds (Deer Park Refining LP),
                                                                 5.683% due 3/01/2023(b)                                    101,665
------------------------------------------------------------------------------------------------------------------------------------
                                                             TOTAL MUNICIPAL BONDS (COST - $100,000) - 0.1%                 101,665
------------------------------------------------------------------------------------------------------------------------------------
                                                             PREFERRED SECURITIES
------------------------------------------------------------------------------------------------------------------------------------
  INDUSTRY#                                                  CAPITAL TRUSTS
------------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC & GAS - 0.1%
               BBB+           A3                   125,000   Alabama Power Capital Trust V,  5.50%
                                                                 due 10/01/2042(b)                                          131,441
------------------------------------------------------------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC. - CORE BOND STRATEGY PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (CONTINUED)                                                       (IN U.S. DOLLARS)
------------------------------------------------------------------------------------------------------------------------------------
               S&P         MOODY'S         FACE
INDUSTRY#      RATINGS     RATINGS         AMOUNT     CAPITAL TRUSTS                                                         VALUE
------------------------------------------------------------------------------------------------------------------------------------
YANKEE CORPORATES** - 0.2%
               BBB-         Baa1    US$     300,000   Pemex Project Funding Master Trust 7.375% due 12/15/2014(1)         $ 327,000
------------------------------------------------------------------------------------------------------------------------------------
                                                      TOTAL CAPITAL TRUSTS (COST - $441,020) - 0.3%                         458,441
------------------------------------------------------------------------------------------------------------------------------------
                                           SHARES
                                           HELD       PREFERRED STOCKS
------------------------------------------------------------------------------------------------------------------------------------
FINANCE - OTHER - 0.3%

                                                 35   DG Funding Trust(a)                                                   376,250
------------------------------------------------------------------------------------------------------------------------------------
                                                      TOTAL PREFERRED STOCKS (COST - $385,126) - 0.3%                       376,250
------------------------------------------------------------------------------------------------------------------------------------
                                            FACE
                                            AMOUNT    TRUST PREFERRED
------------------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE - 0.6%
               NR*         NR*      US$     785,000   RC Trust I,  7% due 5/15/2006 (Convertible)                           821,797
------------------------------------------------------------------------------------------------------------------------------------
                                                      TOTAL TRUST PREFERRED (COST - $825,315) - 0.6%                        821,797
------------------------------------------------------------------------------------------------------------------------------------
                                                      TOTAL PREFERRED SECURITIES (COST - $1,651,461) - 1.2%               1,656,488
------------------------------------------------------------------------------------------------------------------------------------
                                                      SHORT-TERM INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER**** - 10.4%              5,002,000   Falcon Asset Securitization Corporation,
                                                           1.63% due 10/01/2004                                           5,001,755
                                          4,349,000   Gannett Company Inc., 1.73% due 10/04/2004                          4,348,165
                                          5,000,000   New Center Asset Trust, 1.77% due 10/12/2004                        4,997,050
                                                                                                                      --------------
                                                                                                                         14,346,970
------------------------------------------------------------------------------------------------------------------------------------
                                                      TOTAL SHORT-TERM INVESTMENTS (COST - $14,346,969) - 10.4%          14,346,970
------------------------------------------------------------------------------------------------------------------------------------
                                          NUMBER OF
                                          CONTRACTS   OPTIONS PURCHASED
------------------------------------------------------------------------------------------------------------------------------------
CALL OPTIONS PURCHASED
                                               10++   London InterBank Offered Rate (LIBOR) Linked Floor,
                                                           expiring April 2005 at USD  .015,                                    100
                                                      Broker, J.P. Morgan Chase Bank
------------------------------------------------------------------------------------------------------------------------------------
                                                      TOTAL OPTIONS PURCHASED (PREMIUMS PAID - $6,000) - 0.0%                   100
------------------------------------------------------------------------------------------------------------------------------------
                                                      TOTAL INVESTMENTS  (COST - $139,528,346+++)  - 103.0%             141,461,420
                                                      LIABILITIES IN EXCESS OF OTHER ASSETS - (3.0%)                     (4,183,182)
                                                                                                                      --------------
                                                      NET ASSETS - 100.0%                                             $ 137,278,238
                                                                                                                      ==============

*        Not Rated.

**       Corresponding industry groups for foreign securities:

(1)      Financial Institution.

(2)      Government Entity.

(3)      Industrial.

(4)      Telecommunications.

MERRILL LYNCH SERIES FUND, INC. - CORE BOND STRATEGY PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (CONTINUED)
--------------------------------------------------------------------------------

 *** Represents a zero coupon or step bond; the interest rate shown reflects the effective yield at the time of purchase by the Portolio.

**** Commercial Paper is traded on a discount basis; the interest rates shown reflect the discount rate paid at the time of purchase by the Portfolio.

   + Asset-Backed and Mortgage-Backed Obligations are subject to principal paydowns as a result of the prepayments or refinancings of the underlying instruments. As a result, the average life may be substantially less than the original maturity.

  ++     One contract represents a notional amount of $1,000,000.

 +++ The cost and unrealized appreciation/depreciation of investments as of September 30, 2004, as computed for federal income tax purposes, were as follows:

             Aggregate cost                                 $ 139,571,755
                                                           ===============
             Gross unrealized appreciation                  $   2,190,156
             Gross unrealized depreciation                       (300,491)
                                                           ---------------
             Net unrealized appreciation                    $   1,889,665
                                                           ===============

# For Portfolio compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

(a) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(b)      Floating rate note.

(c) All or a portion of security held as collateral in connection with open financial futures contracts.


         Investments in companies considered to be an affiliate of the Portfolio (such companies are defined as "Affiliated Companies" in Section 2(a)
         (3) of the Investment Company Act of 1940) were as follows:

         --------------------------------------------------------------------------
                                                        Net
         Affiliate                                    Activity      Dividend Income
         --------------------------------------------------------------------------
         Merrill Lynch Premier Institutional Fund        --                  $ 140
         --------------------------------------------------------------------------

         Forward foreign exchange contracts as of September 30, 2004 were as follows:

          --------------------------------------------------------------------
          Foreign Currency                         Settlement     Unrealized
               Sold                                   Date       Appreciation
          --------------------------------------------------------------------
          Y139,745,469                            October 2004     $ 11,185
          --------------------------------------------------------------------
          TOTAL UNREALIZED APPRECIATION ON
          FORWARD FOREIGN EXCHANGE CONTRACTS-NET
          (US$ COMMITMENT - $1,280,893)                            $ 11,185
                                                                   ========
          --------------------------------------------------------------------

         Financial futures contracts purchased as of September 30, 2004 were as follows:

         ------------------------------------------------------------------------------------------------------------
                                                                                                          Unrealized
           Number of                                                        Expiration         Face      Appreciation/
           Contracts                     Issue                                 Date            Value     Depreciation
         ------------------------------------------------------------------------------------------------------------
               6                        Two-Year U.S. Treasury Notes       December 2004   $ 1,266,673         $ 743
               18                       Five-Year U.S. Treasury Notes      December 2004     1,991,019         2,481
               34                       Ten-Year U.S. Treasury Notes       December 2004     3,842,314       (13,064)
         ------------------------------------------------------------------------------------------------------------
         TOTAL UNREALIZED DEPRECIATION-NET                                                                  $ (9,840)
                                                                                                            =========
         ------------------------------------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC. - CORE BOND STRATEGY PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (CONTINUED)
--------------------------------------------------------------------------------

Swap contracts outstanding as of September 30, 2004 were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                UNREALIZED
                                                                                                NOTIONAL       APPRECIATION/
                                                                                                 AMOUNT        DEPRECIATION
------------------------------------------------------------------------------------------------------------------------------------
Sold credit default protection on Sprint Capital Corp. and receive 1.50% interest
   Broker, Morgan Stanley Capital Services Inc.
   Expires September 2008                                                                       $  430,000      $   16,325

Sold credit default protection on Comcast Cable Communications and receive 1.15% interest Broker, Morgan Stanley Capital
   Services Inc.
   Expires September 2008                                                                       $  430,000           9,352

Bought credit default protection on Tyson Foods Inc. and pay 1.36% interest
   Broker, Morgan Stanley Capital Services Inc.
   Expires September 2008                                                                       $  430,000         (12,047)

Bought credit default protection on Weyerhaeuser Co. and pay .73% interest
   Broker, Morgan Stanley Capital Services Inc.
   Expires September 2008                                                                       $  430,000          (6,390)

Pay 3.50% interest on TIPS adjusted principal and receive a fixed rate of 4.17% interest
   Broker, Morgan Stanley Capital Services Inc.
   Expires January 2011                                                                         $  750,000          (7,738)

Receive (pay) a variable rate return equal to the change in the
U.S. Treasury Index Total Return and pay a floating rate based on
1-month USD LIBOR, minus .20% interest
   Broker, Lehman Brothers Special Finance
   Expires December 2004                                                                        $6,700,000              --

Pay 3.875% interest on TIPS adjusted principal and receive a fixed rate of 3.401% interest
   Broker, J.P. Morgan Chase Bank
   Expires January 2009                                                                         $  879,000          (7,035)

Bought credit default protection on AON Corp. and pay .37% interest
   Broker, Morgan Stanley Capital Services Inc.
   Expires January 2007                                                                         $  285,000            (848)

Bought credit default protection on Boeing Capital Corp. and pay .48% interest
   Broker, J.P. Morgan Chase Bank
   Expires March 2009                                                                           $  160,000          (1,685)

Sold credit default protection on Raytheon Co. and receive .73% interest
   Broker, J.P. Morgan Chase Bank
   Expires March 2009                                                                           $  160,000          (2,087)


MERRILL LYNCH SERIES FUND, INC. - CORE BOND STRATEGY PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (CONTINUED)
--------------------------------------------------------------------------------

         Swap contracts outstanding as of September 30, 2004 were as follows (continued):

---------------------------------------------------------------------------------------------------------------
                                                                                                 UNREALIZED
                                                                              NOTIONAL          APPRECIATION/
                                                                               AMOUNT           DEPRECIATION
---------------------------------------------------------------------------------------------------------------
Receive (pay) a variable rate return equal to the change in the
U.S. Treasury Index Total Return and pay a floating rate based on
1-month USD LIBOR, minus .20% interest
   Broker, Lehman Brothers Special Finance
   Expires March 2005                                                         $6,300,000              --

Receive (pay) a variable return equal to the change in the MBS
Fixed Rate Index Total Return and pay a floating rate based on
1-month USD LIBOR, minus .17% interest
   Broker, UBS Warburg
   Expires November 2004                                                      $1,100,000              --

Receive (pay) a variable rate return equal to the change in the
Lehman Brothers U.S. High Yield Index Total Return and pay a
floating rate based on 1-month USD LIBOR, minus .75% interest
   Broker, Lehman Brothers Special Finance
   Expires January 2005                                                       $1,500,000              --

Receive (pay) a variable return equal to the change in the CMBS
Investment Grade Index Total Return and pay a floating rate based on 1-month USD LIBOR, minus .55% interest
   Broker, Deutsche Bank AG London
   Expires January 2005                                                       $1,600,000              --

Receive (pay) a variable return equal to the change in the MBS
Fixed Rate Index Total Return and pay a floating rate based on
1-month USD LIBOR, minus .105% interest
   Broker, UBS Warburg
   Expires March 2005                                                         $4,100,000              --

Receive (pay) a variable return equal to the change in the MBS
Fixed Rate Index Total Return and pay a floating rate based on
1-month USD LIBOR, minus .105% interest
   Broker, UBS Warburg
   Expires January 2005                                                       $3,800,000              --

Receive (pay) a variable return equal to the change in the MBS
Fixed Rate Index Total Return and pay a floating rate based on
1-month USD LIBOR, minus .105% interest
   Broker, UBS Warburg
   Expires February 2005                                                      $3,600,000              --

Sold credit default protection on Dana Corp. and receive 1.55%  interest
   Broker, UBS Warburg
   Expires September 2011                                                     $  155,000          $  693

Sold credit default protection on Dana Corp. and receive 1.56%  interest
   Broker, UBS Warburg
   Expires September 2011                                                     $  310,000           1,565

MERRILL LYNCH SERIES FUND, INC. - CORE BOND STRATEGY PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (CONTINUED)
--------------------------------------------------------------------------------

         Swap contracts outstanding as of September 30, 2004 were as follows (continued):

---------------------------------------------------------------------------------------------------------------------------
                                                                                                             UNREALIZED
                                                                                             NOTIONAL       APPRECIATION/
                                                                                              AMOUNT         DEPRECIATION
---------------------------------------------------------------------------------------------------------------------------
Receive a variable return based on 3-month USD LIBOR, plus .40%
interest, which is capped at a fixed rate of 7% interest and callable quarterly beginning February 2005 and pay a floating rate based on 3-month USD LIBOR
   Broker, J.P. Morgan Chase Bank
   Expires August 2010                                                                        $3,000,000      $   (2,118)

Bought credit default protection on The May Department Stores Co. and pay .68% interest
   Broker, J.P. Morgan Chase Bank
   Expires September 2009                                                                     $  310,000          (1,186)

Sold credit default protection on JC Penney Co. Inc. and receive 1.27% interest
   Broker, J.P. Morgan Chase Bank
   Expires September 2009                                                                     $  310,000           1,763

Sold credit default protection on Nextel Communications Inc. and receive 1.72% interest
   Broker, J.P. Morgan Chase Bank
   Expires September 2009                                                                     $  310,000           1,776

Receive (pay) a variable return equal to the change in the MBS
Fixed Rate Index Total Return and pay a floating rate based on
1-month USD LIBOR, minus .125% interest
   Broker, Lehman Brothers Special Finance
   Expires April 2005                                                                         $1,250,000              --

Sold credit default protection on Credit Default Exchange and receive 1.15% interest
   Broker, J.P. Morgan Chase Bank
   Expires September 2009                                                                     $  610,000           1,574

Sold credit default protection on Credit Default Exchange and receive 0.6% interest
   Broker, J.P. Morgan Chase Bank
   Expires September 2009                                                                     $  610,000             447

Sold credit default protection on Credit Default Exchange and receive 1.15% interest
   Broker, Morgan Stanley Capital Services Inc.
   Expires September 2009                                                                     $1,230,000          (1,174)

Sold credit default protection on Credit Default Exchange and receive 0.6% interest
   Broker, Morgan Stanley Capital Services Inc.
   Expires September 2009                                                                     $1,230,000          (1,542)

Receive (pay) a variable return equal to the change in the MBS
Fixed Rate Index Total Return and pay a floating rate based on
1-month USD LIBOR, minus .125% interest
   Broker, Lehman Brothers Special Finance
   Expires March 2005                                                                         $5,600,000              --

MERRILL LYNCH SERIES FUND, INC. - CORE BOND STRATEGY PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (CONCLUDED)
--------------------------------------------------------------------------------

         Swap contracts outstanding as of September 30, 2004 were as follows (concluded):

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       UNREALIZED
                                                                                                         NOTIONAL     APPRECIATION/
                                                                                                          AMOUNT      DEPRECIATION
------------------------------------------------------------------------------------------------------------------------------------
Receive (pay) a variable return equal to the change in the MBS
Fixed Rate Index Total Return and pay a floating rate based on
1-month USD LIBOR, minus .125% interest
   Broker, Lehman Brothers Special Finance
   Expires April 2005                                                                                   $ 5,400,000            --
Bought credit default protection on Hewlett-Packard Co. and pay .31%  interest
   Broker, Lehman Brothers Special Finance
   Expires December 2009                                                                                $   315,000      $    150
Receive a variable return based on 3-month USD LIBOR, plus .56%
interest, which is capped at a fixed rate of 8% interest and callable quarterly beginning December 2004 and pay a floating rate based on 3-month USD LIBOR
   Broker, J.P. Morgan Chase Bank
   Expires June 2010                                                                                    $ 3,100,000         3,896
Receiva a variable return equal to 3-month USD LIBOR and pay 2.8025% interest
   Broker, J.P. Morgan Chase Bank
   Expires January 2007                                                                                 $   285,000         1,821
Sold credit default protection on Computer Associates International Inc. and receive .83% interest
   Broker, Lehman Brothers Special Finance
   Expires December 2009                                                                                $   315,000          (441)
Receive (pay) a variable return equal to the change in the CMBS
Investment Grade Index Total Return and pay a floating rate based on 1-month USD LIBOR, minus .60% interest
   Broker, UBS Warburg
   Expires October 2004                                                                                 $ 4,650,000            --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                                                                    $ (4,929)
                                                                                                                         ===========

         Uncovered short sales entered into as of September 30, 2004 were as follows:

---------------------------------------------------------------------------------------------------
FACE AMOUNT                                       ISSUE                                   VALUE
---------------------------------------------------------------------------------------------------
$1,500,000                             Federal Home Loan Mortgage Corporation, 6.5%   $ (1,569,492)
---------------------------------------------------------------------------------------------------
TOTAL (PROCEEDS - $1,571,367)                                                         $ (1,569,492)
                                                                                      =============

         MERRILL LYNCH SERIES FUND, INC. - FUNDAMENTAL GROWTH STRATEGY PORTFOLIO

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                              SHARES
INDUSTRY#                                      HELD      COMMON STOCKS                                                     VALUE
------------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 2.2%                           163,000   +Gilead Sciences, Inc.                                        $  6,092,940
------------------------------------------------------------------------------------------------------------------------------------
Chemicals - 2.6%                                64,200    Air Products and Chemicals, Inc.                                3,491,196
                                                85,900    Praxair, Inc.                                                   3,671,366
                                                                                                                       -------------
                                                                                                                          7,162,562
------------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies - 1.0%          107,400   +Monster Worldwide Inc.                                          2,646,336
------------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 7.4%                 56,900   +Avaya Inc.                                                        793,186
                                               584,300   +Cisco Systems, Inc.                                            10,575,830
                                               259,800   +Corning Incorporated                                            2,878,584
                                             1,098,300   +Lucent Technologies Inc. (c)                                    3,481,611
                                               154,700    Motorola, Inc.                                                  2,790,788
                                                                                                                       -------------
                                                                                                                         20,519,999
------------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 2.8%                 240,700    Hewlett-Packard Company (c)                                     4,513,125
                                               110,000   +SanDisk Corporation                                             3,203,200
                                                                                                                       -------------
                                                                                                                          7,716,325
------------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 1.5%                         79,800    American Express Company                                        4,106,508
------------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 2.9%                     50,200    Emerson Electric Company                                        3,106,878
                                               123,800    Rockwell Automation, Inc.                                       4,791,060
                                                                                                                       -------------
                                                                                                                          7,897,938
------------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment & Instruments - 2.0%       93,800   +Agilent Technologies, Inc.                                      2,023,266
                                               105,500    Tektronix, Inc.                                                 3,507,875
                                                                                                                       -------------
                                                                                                                          5,531,141
------------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Service - 5.7%              112,800    Baker Hughes Incorporated (c)                                   4,931,616
                                               118,100    Schlumberger Limited (c)                                        7,949,311
                                                82,000   +Transocean Inc.                                                 2,933,960
                                                                                                                       -------------
                                                                                                                         15,814,887
------------------------------------------------------------------------------------------------------------------------------------

         MERRILL LYNCH SERIES FUND, INC. - FUNDAMENTAL GROWTH STRATEGY PORTFOLIO

--------------------------------------------------------------------------------

                                              SHARES
INDUSTRY#                                      HELD      COMMON STOCKS                                                     VALUE
------------------------------------------------------------------------------------------------------------------------------------
Food Products - 1.1%                            86,000    McCormick & Company Incorporated                             $  2,953,240
------------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies - 9.8%         96,900    Alcon, Inc.                                                     7,771,380
                                               164,300   +Boston Scientific Corporation                                   6,527,639
                                                57,900    DENTSPLY International Inc.                                     3,007,326
                                               140,200    Medtronic, Inc.                                                 7,276,380
                                                75,100   +Varian Medical Systems, Inc.                                    2,596,207
                                                                                                                       -------------
                                                                                                                         27,178,932
------------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 3.5%            60,200    Marriott International, Inc. (Class A)                          3,127,992
                                                71,100   +Starbucks Corporation                                           3,232,206
                                                68,200    Starwood Hotels & Resorts Worldwide, Inc.                       3,165,844
                                                                                                                       -------------
                                                                                                                          9,526,042
------------------------------------------------------------------------------------------------------------------------------------
IT Services - 3.0%                              99,600    First Data Corporation                                          4,332,600
                                                35,400   +Hewitt Associates, Inc. (Class A)                                 936,684
                                               103,100    Paychex, Inc.                                                   3,108,465
                                                                                                                       -------------
                                                                                                                          8,377,749
------------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 11.1%               157,100    3M Co.                                                         12,563,287
                                               543,800    General Electric Company                                       18,260,804
                                                                                                                       -------------
                                                                                                                         30,824,091
------------------------------------------------------------------------------------------------------------------------------------
Internet & Catalog Retail - 2.0%                36,200   +eBay Inc.                                                       3,328,228
                                               105,500   +IAC/InterActiveCorp (c)                                         2,323,110
                                                                                                                       -------------
                                                                                                                          5,651,338
------------------------------------------------------------------------------------------------------------------------------------
Internet Software & Services - 1.1%             92,100   +Yahoo! Inc.                                                     3,123,111
------------------------------------------------------------------------------------------------------------------------------------
Machinery - 4.2%                                51,200    Cummins Inc.                                                    3,783,168
                                                50,100    Eaton Corporation                                               3,176,841
                                                66,800    PACCAR Inc.                                                     4,617,216
                                                                                                                       -------------
                                                                                                                         11,577,225

         MERRILL LYNCH SERIES FUND, INC. - FUNDAMENTAL GROWTH STRATEGY PORTFOLIO

--------------------------------------------------------------------------------

                                              SHARES
INDUSTRY#                                      HELD      COMMON STOCKS                                                     VALUE
------------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 2.2%                          77,900    Freeport-McMoRan Copper & Gold, Inc. (Class B) (c)           $  3,154,950
                                                32,500    Phelps Dodge Corporation                                        2,990,975
                                                                                                                       -------------
                                                                                                                          6,145,925
------------------------------------------------------------------------------------------------------------------------------------
Office Electronics - 1.0%                       61,000    Canon, Inc.                                                     2,866,942
------------------------------------------------------------------------------------------------------------------------------------
Oil & Gas - 5.5%                                89,700    Apache Corporation                                              4,494,867
                                                72,300    Devon Energy Corporation                                        5,134,023
                                                50,000    Occidental Petroleum Corporation                                2,796,500
                                                80,200    Pioneer Natural Resources Company                               2,765,296
                                                                                                                       -------------
                                                                                                                         15,190,686
------------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 1.7%                         107,200   +Forest Laboratories, Inc.                                       4,821,856
------------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor                  75,300    Analog Devices, Inc.                                            2,920,134
Equipment - 6.5%                               521,300    Intel Corporation                                              10,457,278
                                               208,400    Texas Instruments Incorporated (c)                              4,434,752
                                                                                                                       -------------
                                                                                                                         17,812,164
------------------------------------------------------------------------------------------------------------------------------------
Software - 9.6%                                 61,700    Adobe Systems Incorporated                                      3,052,299
                                                64,300   +Electronic Arts Inc.                                            2,957,157
                                               541,500    Microsoft Corporation                                          14,972,475
                                               485,100   +Oracle Corporation                                              5,471,928
                                                                                                                       -------------
                                                                                                                         26,453,859
------------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 4.7%                         66,600    Best Buy Co., Inc.                                              3,612,384
                                                54,800    Lowe's Companies, Inc.                                          2,978,380
                                                90,450   +Rent A Center Inc.                                              2,339,037
                                               139,200    Staples, Inc.                                                   4,150,944
                                                                                                                       -------------
                                                                                                                         13,080,745
------------------------------------------------------------------------------------------------------------------------------------

         MERRILL LYNCH SERIES FUND, INC. - FUNDAMENTAL GROWTH STRATEGY PORTFOLIO

--------------------------------------------------------------------------------

                                              SHARES
INDUSTRY#                                      HELD      COMMON STOCKS                                                     VALUE
------------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods - 2.5%         68,500   +Coach, Inc.                                                  $  2,905,770
                                                50,400    Nike, Inc. (Class B)                                            3,971,520
                                                                                                                       -------------
                                                                                                                          6,877,290
------------------------------------------------------------------------------------------------------------------------------------
                                                         TOTAL COMMON STOCKS
                                                         (COST - $253,548,957) - 97.6%                                  269,949,831
------------------------------------------------------------------------------------------------------------------------------------
                                           BENEFICIAL
                                           INTEREST      SHORT-TERM SECURITIES
------------------------------------------------------------------------------------------------------------------------------------
                                           $ 6,358,618   Merrill Lynch Liquidity Series, LLC Cash Sweep Series I (a)      6,358,618
                                            21,399,600   Merrill Lynch Liquidity Series, LLC Money Market
                                                           Series (a)(b)                                                 21,399,600
------------------------------------------------------------------------------------------------------------------------------------
                                                         TOTAL SHORT-TERM SECURITIES
                                                         (COST - $27,758,218) - 10.0%                                    27,758,218
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (COST - $281,307,175*) - 107.6%                                                                       297,708,049
LIABILITIES IN EXCESS OF OTHER ASSETS - (7.6%)                                                                          (21,105,256)
                                                                                                                       -------------
NET ASSETS - 100.0%                                                                                                    $276,602,793
                                                                                                                       =============
------------------------------------------------------------------------------------------------------------------------------------

(a) Investments in companies considered to be an affiliate of the Portfolio (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                                INTEREST/
                                                   NET          DIVIDEND
AFFILIATE                                       ACTIVITY         INCOME
---------------------------------------------------------------------------
Merrill Lynch Liquidity Series, LLC
  Cash Sweep Series I                         $(4,410,604)      $ 79,156
Merrill Lynch Liquidity Series, LLC
  Money Market Series                         $ 6,262,237       $ 18,679
Merrill Lynch Premier Institutional Fund       (5,045,787)      $  3,748
---------------------------------------------------------------------------

(b)   Security was purchased with the cash proceeds from securities loans.

(c)   Security, or a portion of security, is on loan.

         MERRILL LYNCH SERIES FUND, INC. - FUNDAMENTAL GROWTH STRATEGY PORTFOLIO

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (CONCLUDED)
--------------------------------------------------------------------------------

* The cost and unrealized appreciation/depreciation of investments as of September 30, 2004, as computed for federal income tax purposes, were as follows:

---------------------------------------------------------
Aggregate cost                             $ 282,083,005
                                           =============
Gross unrealized appreciation              $  31,400,305
Gross unrealized depreciation                (15,775,261)
                                           -------------
Net unrealized appreciation                $  15,625,044
                                           =============
---------------------------------------------------------

+     Non-income producing security.

# For Portfolio compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and / or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

MERRILL LYNCH SERIES FUND, INC.
GLOBAL ALLOCATION STRATEGY PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF
SEPTEMBER 30, 2004                                                                                                (IN U.S. DOLLARS)
-----------------------------------------------------------------------------------------------------------------------------------
COUNTRY                INDUSTRY*                       SHARES HELD    COMMON STOCK                                           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Australia - 1.1%       Food Products - 0.0%                202,000  + Burns, Philp & Company Limited                     $ 102,423
                       ------------------------------------------------------------------------------------------------------------
                       Metals & Mining - 1.0%              100,000    BHP Billiton Limited                               1,040,167
                                                            30,000    Rio Tinto Limited                                    825,107
                                                           100,000    WMC Resources Limited                                388,252
                                                                                                                    ---------------
                                                                                                                         2,253,526
                       ------------------------------------------------------------------------------------------------------------
                       Oil & Gas - 0.1%                     10,000    Woodside Petroleum Limited                           141,248
                       ------------------------------------------------------------------------------------------------------------
                                                                      TOTAL COMMON STOCK IN AUSTRALIA                    2,497,197
-----------------------------------------------------------------------------------------------------------------------------------
Belgium - 0.1%         Diversified Telecommunication
                         Services - 0.1%                     5,911  + Belgacom SA                                          211,728
                       ------------------------------------------------------------------------------------------------------------
                                                                      TOTAL COMMON STOCK IN BELGIUM                        211,728
-----------------------------------------------------------------------------------------------------------------------------------
Brazil - 0.5%          Metals & Mining - 0.2%                8,100    Companhia Vale do Rio Doce (ADR)(a)                  182,007
                                                            15,000  + Companhia Vale do Rio Doce (Sponsored
                                                                        ADR)(a)                                            288,750
                                                                                                                    ---------------
                                                                                                                           470,757
                       ------------------------------------------------------------------------------------------------------------
                       Oil & Gas - 0.3%                     19,000    Petroleo Brasileiro SA - Petrobras
                                                                        (ADR)(a)                                           669,750
                       ------------------------------------------------------------------------------------------------------------
                                                                      TOTAL COMMON STOCK IN BRAZIL                       1,140,507
-----------------------------------------------------------------------------------------------------------------------------------
Canada - 1.1%          Communications
                         Equipment - 0.3%                  218,329  + Nortel Networks Corporation                          742,319
                       ------------------------------------------------------------------------------------------------------------
                       Energy Equipment &
                         Service - 0.0%                     28,800  + Drillers Technology Corp.                             25,260
                       ------------------------------------------------------------------------------------------------------------
                       Metals & Mining - 0.6%                5,000    Barrick Gold Corporation                             105,093
                                                             8,600  + Glamis Gold Ltd.                                     159,014
                                                            30,300    Placer Dome Inc.                                     602,364
                                                             7,200    Placer Dome Inc.                                     143,368
                                                                                                                    ---------------
                                                                                                                         1,009,839
                       ------------------------------------------------------------------------------------------------------------
                       Oil & Gas - 0.1%                      3,000    Niko Resources Ltd.                                   94,228
                                                             3,400    Petro-Canada                                         176,616
                                                             1,200    Talisman Energy Inc.                                  31,092
                                                                                                                    ---------------
                                                                                                                           301,936
                       ------------------------------------------------------------------------------------------------------------
                       Paper & Forest Products - 0.0%        7,300    Domtar, Inc.                                          87,677
                       ------------------------------------------------------------------------------------------------------------
                       Road & Rail - 0.1%                    2,300    CP Railway Limited                                    59,410
                                                             5,300    CP Railway Limited (USD)                             136,634
                                                                                                                    ---------------
                                                                                                                           196,044
                       ------------------------------------------------------------------------------------------------------------
                                                                      TOTAL COMMON STOCK IN CANADA                       2,363,075
-----------------------------------------------------------------------------------------------------------------------------------
China - 0.1%           Automobiles - 0.0%                  200,000    Denway Motors Limited                                 66,683
                       ------------------------------------------------------------------------------------------------------------
                       Insurance - 0.1%                      2,900  + China Life Insurance Co., Limited (ADR)(a)            74,008
                                                            33,000  + Ping An Insurance (Group) Company of China
                                                                        Limted                                              48,454
                                                                                                                    ---------------
                                                                                                                           122,462
                       ------------------------------------------------------------------------------------------------------------
                       Transportation
                          Infrastructure - 0.0%             62,000    Hainan Meilan Airport Company Limited 'H'             51,282
                       ------------------------------------------------------------------------------------------------------------
                                                                      TOTAL COMMON STOCK IN CHINA                          240,427
-----------------------------------------------------------------------------------------------------------------------------------
Finland - 0.2%         Communications
                         Equipment - 0.1%                   18,600    Nokia Oyj 'A' (ADR)(a)                               255,192
                       ------------------------------------------------------------------------------------------------------------
                       Paper & Forest Products - 0.1%       15,384    Stora Enso Oyj 'R'                                   207,883
                       ------------------------------------------------------------------------------------------------------------
                                                                      TOTAL COMMON STOCK IN FINLAND                        463,075
-----------------------------------------------------------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
GLOBAL ALLOCATION STRATEGY PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF
SEPTEMBER 30, 2004 (CONTINUED)                                                                                    (IN U.S. DOLLARS)
-----------------------------------------------------------------------------------------------------------------------------------
COUNTRY                INDUSTRY*                       SHARES HELD    COMMON STOCK                                           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
France - 1.3%          Automobiles - 0.1%                    3,976    PSA Peugeot Citroen                                $ 244,934
                       ------------------------------------------------------------------------------------------------------------
                       Commercial Banks - 0.2%               6,825    BNP Paribas SA                                       440,786
                       ------------------------------------------------------------------------------------------------------------
                       Construction &
                         Engineering - 0.1%                  2,041    Vinci SA                                             234,860
                       ------------------------------------------------------------------------------------------------------------
                       Construction Materials - 0.1%         2,116    Lafarge SA (Ordinary)                                185,148
                       ------------------------------------------------------------------------------------------------------------
                       Diversified Telecommunication
                         Services - 0.1%                     8,484    France Telecom SA                                    211,375
                       ------------------------------------------------------------------------------------------------------------
                       Hotels, Restaurants &
                         Leisure - 0.1%                      4,455    Accor SA                                             173,629
                       ------------------------------------------------------------------------------------------------------------
                       Insurance - 0.0%                      3,111    Axa                                                   62,942
                       ------------------------------------------------------------------------------------------------------------
                       Metals & Mining - 0.1%               12,370    Arcelor                                              228,609
                       ------------------------------------------------------------------------------------------------------------
                       Oil & Gas - 0.5%                      3,500    Total SA (ADR)(a)                                    357,595
                                                             3,015    TotalFinaElf SA                                      614,119
                                                                                                                    ---------------
                                                                                                                           971,714
                       ------------------------------------------------------------------------------------------------------------
                                                                      TOTAL COMMON STOCK IN FRANCE                       2,753,997
-----------------------------------------------------------------------------------------------------------------------------------
Germany - 0.9%         Air Freight & Logistics - 0.1%        9,794    Deutsche Post AG (Registered Shares)                 190,126
                       ------------------------------------------------------------------------------------------------------------
                       Auto Components - 0.1%                3,305    Continental AG                                       179,668
                       ------------------------------------------------------------------------------------------------------------
                       Automobiles - 0.1%                    3,830    Bayerische Motoren Werke (BMW) AG                    157,452
                       ------------------------------------------------------------------------------------------------------------
                       Chemicals - 0.1%                      2,939    Linde AG                                             169,371
                       ------------------------------------------------------------------------------------------------------------
                       Construction &
                         Engineering - 0.1%                  9,712    Hochtief AG                                          239,437
                       ------------------------------------------------------------------------------------------------------------
                       Diversified Financial
                         Services - 0.1%                     3,380    Deutsche Boerse AG                                   170,941
                       ------------------------------------------------------------------------------------------------------------
                       Diversified Telecommunication
                         Services - 0.1%                    13,246  + Deutsche Telekom AG (Registered Shares)              245,786
                       ------------------------------------------------------------------------------------------------------------
                       Electric Utilities - 0.1%             5,589    E.On AG                                              412,327
                       ------------------------------------------------------------------------------------------------------------
                       Textiles, Apparel & Luxury
                         Goods - 0.1%                        1,514    Adidas-Salomon  AG                                   211,262
                       ------------------------------------------------------------------------------------------------------------
                                                                      TOTAL COMMON STOCK IN GERMANY                      1,976,370
-----------------------------------------------------------------------------------------------------------------------------------
Hong Kong - 0.5%       Commercial Banks - 0.2%              27,600    HSBC Holdings PLC                                    438,879
                       ------------------------------------------------------------------------------------------------------------
                       Industrial
                         Conglomerates - 0.3%               76,260    Hutchison Whampoa Limited                            596,541
                       ------------------------------------------------------------------------------------------------------------
                                                                      TOTAL COMMON STOCK IN HONG KONG                    1,035,420
-----------------------------------------------------------------------------------------------------------------------------------
India - 2.2%           Automobiles - 0.2%                   14,000    Bajaj Auto Limited                                   311,850
                                                             5,000    Tata Motors Limited                                   43,842
                                                                                                                    ---------------
                                                                                                                           355,692
                       ------------------------------------------------------------------------------------------------------------
                       Commercial Banks - 0.1%              12,100    Oriental Bank of Commerce                             63,525
                                                            13,300    State Bank of India                                  135,371
                                                                                                                    ---------------
                                                                                                                           198,896
                       ------------------------------------------------------------------------------------------------------------
                       Construction Materials - 0.1%        33,390  + Gujarat Ambuja Cements Limited                       245,054
                       ------------------------------------------------------------------------------------------------------------
                       Diversified Telecommunication
                         Services - 0.1%                    79,000    Mahanagar Telephone Nigam Ltd.                       242,581
                       ------------------------------------------------------------------------------------------------------------
                       Household Products - 0.1%           116,000    Hindustan Lever Ltd.                                 316,352
                       ------------------------------------------------------------------------------------------------------------
                       IT Services - 0.4%                   24,000    Infosys Technologies Limited                         884,452
                       ------------------------------------------------------------------------------------------------------------
                       Oil & Gas - 0.8%                    151,000    Reliance Industries Ltd.                           1,701,048
                       ------------------------------------------------------------------------------------------------------------
                       Pharmaceuticals - 0.1%                9,100    Ranbaxy Laboratories Limited                         215,759
                       ------------------------------------------------------------------------------------------------------------
                       Road & Rail - 0.1%                   11,000    Container Corporation Of India Limited               174,804
                       ------------------------------------------------------------------------------------------------------------
                       Thrifts & Mortgage
                         Finance - 0.2%                     31,000    Housing Development Finance Corporation
                                                                        Ltd. (HDFC)                                        411,424
                       ------------------------------------------------------------------------------------------------------------
                                                                      TOTAL COMMON STOCK IN INDIA                        4,746,062
-----------------------------------------------------------------------------------------------------------------------------------
Indonesia - 0.0%       Commercial Banks - 0.0%             267,000    PT Bank Danamon Indonesia Tbk                        108,578
                       ------------------------------------------------------------------------------------------------------------
                                                                      TOTAL COMMON STOCK IN INDONESIA                      108,578
-----------------------------------------------------------------------------------------------------------------------------------
Ireland - 0.1%         Commercial Banks - 0.1%              20,548    Bank of Ireland                                      276,643
                       ------------------------------------------------------------------------------------------------------------
                                                                      TOTAL COMMON STOCK IN IRELAND                        276,643
-----------------------------------------------------------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
GLOBAL ALLOCATION STRATEGY PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF
SEPTEMBER 30, 2004 (CONTINUED)                                                                                    (IN U.S. DOLLARS)
-----------------------------------------------------------------------------------------------------------------------------------
COUNTRY                INDUSTRY*                       SHARES HELD    COMMON STOCK                                           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Israel - 0.2%          Communications
                         Equipment - 0.2%                   76,300  + ECI Telecom Limited (U.S. Registered Shares)       $ 533,337
                                                             3,398  + ECtel Ltd.                                             7,442
                                                                                                                    ---------------
                                                                                                                           540,779
                       ------------------------------------------------------------------------------------------------------------
                       Pharmaceuticals - 0.0%                3,100    Teva Pharmaceutical Industries Ltd. (ADR)(a)          80,445
                       ------------------------------------------------------------------------------------------------------------
                                                                      TOTAL COMMON STOCK IN ISRAEL                         621,224
-----------------------------------------------------------------------------------------------------------------------------------
Italy - 1.1%           Commercial Banks - 0.3%              75,762    Capitalia SpA                                        278,431
                                                           108,647    Intesa BCI SpA                                       412,510
                                                                                                                    ---------------
                                                                                                                           690,941
                       ------------------------------------------------------------------------------------------------------------
                       Diversified Telecommunication
                         Services - 0.1%                   107,503    Telecom Italia SpA                                   331,927
                       ------------------------------------------------------------------------------------------------------------
                       Electric Utilities - 0.1%            30,869    Enel SpA                                             252,273
                       ------------------------------------------------------------------------------------------------------------
                       Energy Equipment &
                         Service - 0.1%                     22,900    Saipem SpA                                           257,057
                       ------------------------------------------------------------------------------------------------------------
                       Insurance - 0.1%                      7,617    Fondiaria - SAI SpA                                  171,894
                       ------------------------------------------------------------------------------------------------------------
                       Oil & Gas - 0.4%                     28,931    ENI SpA                                              648,470
                                                             1,100    ENI SpA (ADR)(a)                                     123,530
                                                                                                                    ---------------
                                                                                                                           772,000
                       ------------------------------------------------------------------------------------------------------------
                                                                      TOTAL COMMON STOCK IN ITALY                        2,476,092
-----------------------------------------------------------------------------------------------------------------------------------
Japan - 6.3%           Auto Components - 0.1%                9,500    Toyota Industries Corportion                         215,919
                       ------------------------------------------------------------------------------------------------------------
                       Automobiles - 0.5%                   47,000    Fuji Heavy Industries, Ltd.                          237,527
                                                             4,400    Honda Motor Co., Ltd.                                213,183
                                                            35,000    Suzuki Motor Corporation                             572,563
                                                                                                                    ---------------
                                                                                                                         1,023,273
                       ------------------------------------------------------------------------------------------------------------
                       Beverages - 0.2%                     13,000    Coca-Cola West Japan Company Limited                 316,109
                                                             5,000    Kinki Coca-Cola Bottling Co., Ltd.                    45,003
                                                                                                                    ---------------
                                                                                                                           361,112
                       ------------------------------------------------------------------------------------------------------------
                       Chemicals - 0.5%                     31,000    Asahi Chemical Industry Co., Ltd.                    133,884
                                                            26,000    Shin-Etsu Chemical Co., Ltd.                         934,174
                                                                                                                    ---------------
                                                                                                                         1,068,058
                       ------------------------------------------------------------------------------------------------------------
                       Commercial Banks - 0.1%              33,333  + The Bank of Yokohama, Ltd.                           179,042
                                                            16,900    Shinsei Bank, Ltd.                                   102,429
                                                                                                                    ---------------
                                                                                                                           281,471
                       ------------------------------------------------------------------------------------------------------------
                       Construction &
                         Engineering - 0.2%                 47,000    JGC Corporation                                      478,038
                       ------------------------------------------------------------------------------------------------------------
                       Consumer Finance - 0.2%              14,000    Credit Saison Co., Ltd.                              430,613
                       ------------------------------------------------------------------------------------------------------------
                       Electronic Equipment &
                         Instruments - 0.3%                 12,000    Murata Manufacturing Co., Ltd.                       577,054
                       ------------------------------------------------------------------------------------------------------------
                       Food & Staples
                         Retailing - 0.2%                   14,500    Ito-Yokado Co., Ltd.                                 497,301
                       ------------------------------------------------------------------------------------------------------------
                       Food Products - 0.1%                 19,000    Ajinomoto Co., Inc.                                  217,212
                       ------------------------------------------------------------------------------------------------------------
                       Gas Utilities - 0.2%                 99,000    Tokyo Gas Co.                                        351,213
                       ------------------------------------------------------------------------------------------------------------
                       Household Products - 0.0%            10,600    Rohto Pharmaceutical Co., Ltd.                       107,813
                       ------------------------------------------------------------------------------------------------------------
                       Insurance - 2.5%                    194,000    Aioi Insurance Company, Limited                      774,486
                                                               170    Millea Holdings, Inc.                              2,190,264
                                                           236,000    Mitsui Sumitomo Insurance Company, Limited         1,946,414
                                                           120,000    NIPPONKOA Insurance Company, Limited                 671,778
                                                                                                                    ---------------
                                                                                                                         5,582,942
                       ------------------------------------------------------------------------------------------------------------
                       Machinery - 0.2%                      5,000    Fanuc Ltd.                                           263,122
                                                            49,000    Kubota Corporation                                   231,184
                                                                                                                    ---------------
                                                                                                                           494,306

MERRILL LYNCH SERIES FUND, INC.
GLOBAL ALLOCATION STRATEGY PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF
SEPTEMBER 30, 2004 (CONTINUED)                                                                                    (IN U.S. DOLLARS)
-----------------------------------------------------------------------------------------------------------------------------------
COUNTRY                INDUSTRY*                       SHARES HELD    COMMON STOCK                                           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Japan (concluded)      Office Electronics - 0.4%            18,000    Canon, Inc.                                        $ 845,983
                       ------------------------------------------------------------------------------------------------------------
                       Pharmaceuticals - 0.4%                5,000    Kyorin Pharmaceutical Co., Ltd.                       72,994
                                                            17,000    Takeda Pharmaceutical Company Limited                771,220
                                                                                                                    ---------------
                                                                                                                           844,214
                       ------------------------------------------------------------------------------------------------------------
                       Real Estate - 0.1%                      100    Marco Polo Investment Holdings Limited               140,000
                       ------------------------------------------------------------------------------------------------------------
                       Wireless Telecommunication
                         Services - 0.1%                       135    NTT DoCoMo, Inc.                                     229,052
                       ------------------------------------------------------------------------------------------------------------
                                                                      TOTAL COMMON STOCK IN JAPAN                       13,745,574
-----------------------------------------------------------------------------------------------------------------------------------
Malaysia - 0.0%        Food Products - 0.0%                 36,000    IOI Corporation Berhad                                88,579
                       ------------------------------------------------------------------------------------------------------------
                                                                      TOTAL COMMON STOCK IN MALAYSIA                        88,579
-----------------------------------------------------------------------------------------------------------------------------------
Mexico - 0.3%          Beverages - 0.1%                      5,400    Fomento Economico Mexicano, SA de CV (ADR)(a)        238,572
                       ------------------------------------------------------------------------------------------------------------
                       Media - 0.2%                          8,800    Grupo Televisa, SA (ADR)(a)                          464,024
                       ------------------------------------------------------------------------------------------------------------
                                                                      TOTAL COMMON STOCK IN MEXICO                         702,596
-----------------------------------------------------------------------------------------------------------------------------------
Netherlands - 0.9%     Commercial Services &
                         Supplies - 0.1%                    17,605    Buhrmann NV                                          132,723
                                                            11,393    Vedior NV 'A'                                        176,169
                                                                                                                    ---------------
                                                                                                                           308,892
                       ------------------------------------------------------------------------------------------------------------
                       Construction &
                         Engineering - 0.1%                  3,962    Imtech NV                                            104,813
                       ------------------------------------------------------------------------------------------------------------
                       Diversified Financial
                         Services - 0.1%                    12,260    ING Groep NV                                         309,411
                       ------------------------------------------------------------------------------------------------------------
                       Food & Staples
                         Retailing - 0.1%                   22,025  + Koninklijke Ahold NV                                 140,605
                                                            12,058    Koninklijke Ahold NV (ADR)(a)(k)                      77,051
                                                                                                                     ---------------
                                                                                                                            217,656
                       -------------------------------------------------------------------------------------------------------------
                       Household Durables - 0.1%             6,951     Koninklijke (Royal) Philips Electronics NV           159,195
                       -------------------------------------------------------------------------------------------------------------
                       Oil & Gas - 0.4%                     10,266     Royal Dutch Petroleum Company                        528,758
                                                             5,300     Royal Dutch Petroleum Company (NY
                                                                         Registered Shares)                                 273,480
                                                                                                                     ---------------
                                                                                                                            802,238
                       -------------------------------------------------------------------------------------------------------------
                                                                       TOTAL COMMON STOCK IN THE NETHERLANDS              1,902,205
------------------------------------------------------------------------------------------------------------------------------------
Norway - 0.1%          Commercial Banks - 0.1%              25,606     DNB Holding ASA                                      202,558
                       -------------------------------------------------------------------------------------------------------------
                                                                       TOTAL COMMON STOCK IN NORWAY                         202,558
------------------------------------------------------------------------------------------------------------------------------------
Portugal - 0.1%        Electric Utilities - 0.1%            67,225     Electricidade de Portugal, SA (EDP)                  196,210
                       -------------------------------------------------------------------------------------------------------------
                                                                       TOTAL COMMON STOCK IN PORTUGAL                       196,210
-----------------------------------------------------------------------------------------------------------------------------------
Russia - 0.0%          Oil & Gas - 0.0%                      4,500     YUKOS (ADR)(a)                                        72,180
                       -------------------------------------------------------------------------------------------------------------
                                                                       TOTAL COMMON STOCK IN RUSSIA                          72,180
------------------------------------------------------------------------------------------------------------------------------------
Singapore - 0.7%       Beverages - 0.1%                     30,000     Fraser & Neave Limited                               247,683
                       -------------------------------------------------------------------------------------------------------------
                       Commercial Banks - 0.1%              21,000     Oversea-Chinese Banking Corporation Ltd.             174,626
                       -------------------------------------------------------------------------------------------------------------
                       Health Care Providers &
                         Services - 0.1%                   193,000     Parkway Holdings Limited                             152,465
                       -------------------------------------------------------------------------------------------------------------
                       Industrial
                         Conglomerates - 0.2%              114,000     Keppel Corporation Ltd.                              534,925
                       -------------------------------------------------------------------------------------------------------------
                       Real Estate - 0.1%                  182,000     Keppel Land Limited                                  205,393
                       -------------------------------------------------------------------------------------------------------------
                       Transportation
                         Infrastructure - 0.1%             221,000     SembCorp Logistics Limited                           297,975
                       -------------------------------------------------------------------------------------------------------------
                                                                       TOTAL COMMON STOCK IN SINGAPORE                    1,613,067
------------------------------------------------------------------------------------------------------------------------------------
South Africa - 0.2%    Paper & Forest Products - 0.2%       25,800     Sappi Limited (ADR)(a)                               369,456
                       -------------------------------------------------------------------------------------------------------------
                                                                       TOTAL COMMON STOCK IN SOUTH AFRICA                   369,456
------------------------------------------------------------------------------------------------------------------------------------
South Korea - 2.0%     Chemicals - 0.1%                     17,400     Samsung Fine Chemicals Co., Ltd.                     234,216
                       -------------------------------------------------------------------------------------------------------------
                       Commercial Banks - 0.1%               5,000     Kookmin Bank                                         158,272
                                                            25,000     Pusan Bank                                           150,890
                                                                                                                     ---------------
                                                                                                                            309,162

MERRILL LYNCH SERIES FUND, INC.
GLOBAL ALLOCATION STRATEGY PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF
SEPTEMBER 30, 2004 (CONTINUED)                                                                                     (IN U.S. DOLLARS)
------------------------------------------------------------------------------------------------------------------------------------
COUNTRY                INDUSTRY*                       SHARES HELD     COMMON STOCK                                           VALUE
------------------------------------------------------------------------------------------------------------------------------------
South Korea            Diversified Telecommunication
                         Services - 0.4%                    54,000     KT Corporation (ADR)(a)                            $ 975,780
                       -------------------------------------------------------------------------------------------------------------
(concluded)            Electric Utilities - 0.2%            17,000     Korea Electric Power Corporation                     321,103
                       -------------------------------------------------------------------------------------------------------------
                       Food Products - 0.2%                  6,200     Cheil Jedang Corporation                             333,825
                       -------------------------------------------------------------------------------------------------------------
                       Metals & Mining - 0.6%               32,000     POSCO (ADR)(a)                                     1,211,200
                       -------------------------------------------------------------------------------------------------------------
                       Textiles, Apparel & Luxury
                         Goods - 0.0%                        6,000     Cheil Industries Inc.                                 89,362
                       -------------------------------------------------------------------------------------------------------------
                       Tobacco - 0.3%                       25,000     KT&G Corporation                                     661,094
                       -------------------------------------------------------------------------------------------------------------
                       Wireless Telecommunication
                         Services - 0.1%                       500     SK Telecom Co., Ltd.                                  76,205
                                                             9,600     SK Telecom Co., Ltd. (ADR)(a)                        186,720
                                                                                                                     ---------------
                                                                                                                            262,925
                       -------------------------------------------------------------------------------------------------------------
                                                                       TOTAL COMMON STOCK IN SOUTH KOREA                  4,398,667
------------------------------------------------------------------------------------------------------------------------------------
Spain - 0.2%           Commercial Banks - 0.1%              11,732     Banco Bilbao Vizcaya, SA                             161,448
                       -------------------------------------------------------------------------------------------------------------
                       Tobacco - 0.1%                        5,047     Altadis, SA                                          171,753
                       -------------------------------------------------------------------------------------------------------------
                                                                       TOTAL COMMON STOCKS IN SPAIN                         333,201
------------------------------------------------------------------------------------------------------------------------------------
Sweden - 0.2%          Insurance - 0.1%                     39,641     Skandia Forsakrings AB                               156,817
                       -------------------------------------------------------------------------------------------------------------
                       Machinery - 0.1%                      6,489     Volvo AB 'B'                                         229,070
                       -------------------------------------------------------------------------------------------------------------
                                                                       TOTAL COMMON STOCK IN SWEDEN                         385,887
------------------------------------------------------------------------------------------------------------------------------------
Switzerland - 0.7%     Capital Markets - 0.3%                7,732     Credit Suisse Group                                  246,753
                                                             4,825     UBS AG (Registered Shares)                           339,647
                                                                                                                     ---------------
                                                                                                                            586,400
                       -------------------------------------------------------------------------------------------------------------
                       Construction Materials - 0.1%         4,486     Holcim Ltd. (Registered Shares)                      236,568
                       -------------------------------------------------------------------------------------------------------------
                       Food Products - 0.1%                    684     Nestle SA (Registered Shares)                        156,662
                       -------------------------------------------------------------------------------------------------------------
                       Insurance - 0.1%                      1,800   + Swiss Life Holding                                   212,981
                       -------------------------------------------------------------------------------------------------------------
                       Pharmaceuticals - 0.1%                5,960     Novartis AG (Registered Shares)                      277,786
                       -------------------------------------------------------------------------------------------------------------
                                                                       TOTAL COMMON STOCK IN SWITZERLAND                  1,470,397
------------------------------------------------------------------------------------------------------------------------------------
Taiwan - 0.4%          Commercial Banks - 0.2%             289,731     SinoPac Holdings Company                             151,817
                                                           199,760     Taishin Financial Holdings Co., Ltd.                 161,125
                                                                                                                     ---------------
                                                                                                                            312,942
                       -------------------------------------------------------------------------------------------------------------
                       Diversified Telecommunication
                         Services - 0.2%                    27,000     Chunghwa Telecom Co., Ltd. (ADR)(a)                  475,470
                       -------------------------------------------------------------------------------------------------------------
                       Electronic Equipment &
                         Instruments - 0.0%                 36,000     Delta Electronics Inc.                                50,338
                       -------------------------------------------------------------------------------------------------------------
                       Machinery - 0.0%                    147,000     Yuangtay Engineering Co., Ltd.                        75,729
                       -------------------------------------------------------------------------------------------------------------
                                                                       TOTAL COMMON STOCK IN TAIWAN                         914,479
------------------------------------------------------------------------------------------------------------------------------------
Thailand - 0.9%        Commercial Banks - 0.2%             426,000     Siam Commercial Bank Public Company
                                                                         Limited (Registered Shares)                        457,622
                       -------------------------------------------------------------------------------------------------------------
                       Construction Materials - 0.2%        62,000     Siam Cement Public Company Limited
                                                                         'Foreign'                                          398,117
                                                            17,000     Siam City Cement Public Company Limited
                                                                         'Foreign'                                           87,001
                                                                                                                     ---------------
                                                                                                                            485,118
                       -------------------------------------------------------------------------------------------------------------
                       Food Products - 0.1%                 87,000     Thai Union Frozen Products Public Company
                                                                         Limited 'Foreign'                                   54,080
                       -------------------------------------------------------------------------------------------------------------
                       Household Durables - 0.1%           860,000     Land and Houses Public Company Limited
                                                                         'Foreign'                                          197,224
                       -------------------------------------------------------------------------------------------------------------
                       Oil & Gas - 0.3%                     30,100     PTT Exploration and Production Public
                                                                         Company Limited 'Foreign'                          216,531
                                                            99,500     PTT Public Company Limited 'Foreign'                 413,132
                                                                                                                     ---------------
                                                                                                                            629,663
                       -------------------------------------------------------------------------------------------------------------
                       Real Estate - 0.0%                  260,000     Sansiri Public Company Limited 'Foreign'              22,218
                       -------------------------------------------------------------------------------------------------------------
                       Transportation
                         Infrastructure - 0.0%              58,000     Bangkok Expressway Public Company Limited
                                                                         'Foreign'                                           33,183
                       -------------------------------------------------------------------------------------------------------------
                                                                       TOTAL COMMON STOCK IN THAILAND                     1,879,108
------------------------------------------------------------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
GLOBAL ALLOCATION STRATEGY PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF
SEPTEMBER 30, 2004 (CONTINUED)                                                                                     (IN U.S. DOLLARS)
------------------------------------------------------------------------------------------------------------------------------------
COUNTRY                INDUSTRY*                       SHARES HELD     COMMON STOCK                                           VALUE
------------------------------------------------------------------------------------------------------------------------------------
United Kingdom - 2.6%  Aerospace & Defense - 0.1%           66,397     BAE Systems PLC                                    $ 270,034
                       -------------------------------------------------------------------------------------------------------------
                       Commercial Banks - 0.7%              49,062     Barclays PLC                                         470,534
                                                            12,140     HBOS PLC                                             163,881
                                                            26,838     HSBC Holdings PLC                                    425,912
                                                            14,541     Royal Bank of Scotland Group PLC                     419,950
                                                                                                                     ---------------
                                                                                                                          1,480,277
                       -------------------------------------------------------------------------------------------------------------
                       Food & Staples
                         Retailing - 0.1%                   18,487     Boots Group PLC                                      214,769
                       -------------------------------------------------------------------------------------------------------------
                       Food Products - 0.1%                 18,463     Unilever PLC                                         150,260
                       -------------------------------------------------------------------------------------------------------------
                       Hotels, Restaurants &
                         Leisure - 0.0%                     20,795     Compass Group PLC                                     82,973
                       -------------------------------------------------------------------------------------------------------------
                       Industrial
                         Conglomerates - 0.1%               18,090     Smiths Group PLC                                     242,892
                       -------------------------------------------------------------------------------------------------------------
                       Insurance - 0.2%                     16,254     AVIVA PLC                                            161,033
                                                            25,991     Prudential Corporation PLC                           211,879
                                                                                                                     ---------------
                                                                                                                            372,912
                       -------------------------------------------------------------------------------------------------------------
                       Oil & Gas - 0.3%                     71,735     BP Amoco PLC                                         684,737
                                                             2,000     BP Amoco PLC (ADR)(a)                                115,060
                                                                                                                     ---------------
                                                                                                                            799,797
                       -------------------------------------------------------------------------------------------------------------
                       Pharmaceuticals - 0.2%               17,469     GlaxoSmithKline PLC                                  376,487
                       -------------------------------------------------------------------------------------------------------------
                       Specialty Retail - 0.1%              41,078     Kesa Electricals PLC                                 210,361
                       -------------------------------------------------------------------------------------------------------------
                       Transportation
                         Infrastructure - 0.1%              19,312     BAA PLC                                              193,426
                       -------------------------------------------------------------------------------------------------------------
                       Wireless Telecommunication
                         Services - 0.6%                   345,523     Vodafone Group PLC                                   826,881
                                                            17,500     Vodafone Group PLC (ADR)(a)                          421,925
                                                                                                                     ---------------
                                                                                                                          1,248,806
                       -------------------------------------------------------------------------------------------------------------
                                                                       TOTAL COMMON STOCK IN THE UNITED KINGDOM           5,642,994
------------------------------------------------------------------------------------------------------------------------------------
United States - 30.1%  Aerospace & Defense - 0.2%            1,200     General Dynamics Corporation                         122,520
                                                             3,400     Raytheon Company                                     129,132
                                                                                                                     ---------------
                                                                                                                            251,652
                       -------------------------------------------------------------------------------------------------------------
                       Auto Components - 0.1%               13,600   + The Goodyear Tire & Rubber Company                   146,064
                       -------------------------------------------------------------------------------------------------------------
                       Beverages - 0.2%                      6,000     Anheuser-Busch Companies, Inc.                       299,700
                                                             2,500     The Coca-Cola Company                                100,125
                                                             3,300   + Constellation Brands, Inc. (Class A)                 125,598
                                                                                                                     ---------------
                                                                                                                            525,423
                       -------------------------------------------------------------------------------------------------------------
                       Biotechnology - 0.0%                  1,200   + Amgen Inc.                                            68,016
                       -------------------------------------------------------------------------------------------------------------
                       Capital Markets - 0.5%                9,500     The Bank of New York Company, Inc.                   277,115
                                                               600     The Goldman Sachs Group, Inc.                         55,944
                                                            19,000   + Knight Trading Group, Inc. (Class A)                 175,370
                                                               600     Lehman Brothers Holdings, Inc.                        47,832
                                                             4,400     Mellon Financial Corporation                         121,836
                                                             6,700     Morgan Stanley                                       330,310
                                                                                                                     ---------------
                                                                                                                          1,008,407
                       -------------------------------------------------------------------------------------------------------------
                       Chemicals - 0.4%                      8,950     E.I. du Pont de Nemours and Company                  383,060
                                                            12,700   + Hercules Incorporated                                180,975
                                                             8,300   + Millennium Chemicals Inc.                            176,043
                                                                                                                     ---------------
                                                                                                                            740,078
                       -------------------------------------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
GLOBAL ALLOCATION STRATEGY PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF
SEPTEMBER 30, 2004 (CONTINUED)                                                                                     (IN U.S. DOLLARS)
------------------------------------------------------------------------------------------------------------------------------------
COUNTRY                INDUSTRY*                       SHARES HELD     COMMON STOCK                                           VALUE
------------------------------------------------------------------------------------------------------------------------------------
United States          Commercial Banks - 0.2%               7,394     Bank of America Corporation                        $ 320,382
(continued)                                                  2,900     Wachovia Corporation                                 136,155
                                                                                                                     ---------------
                                                                                                                            456,537
                       -------------------------------------------------------------------------------------------------------------
                       Commercial Services &
                         Supplies - 0.2%                     2,400     Cendant Corporation                                   51,840
                                                            22,500   + Corinthian Colleges, Inc.                            303,300
                                                             3,800     H&R Block, Inc.                                      187,796
                                                                                                                     ---------------
                                                                                                                            542,936
                       -------------------------------------------------------------------------------------------------------------
                       Communications
                         Equipment - 0.5%                   57,100   + 3Com Corporation                                     240,962
                                                            34,400   + ADC Telecommunications, Inc.                          62,264
                                                             9,800   + Cisco Systems, Inc.                                  177,380
                                                             3,900   + Comverse Technology, Inc.                             73,437
                                                            39,900   + Lucent Technologies Inc.                             126,483
                                                             5,700     Motorola, Inc.                                       102,828
                                                            25,000   + Tellabs, Inc.                                        229,750
                                                                                                                     ---------------
                                                                                                                          1,013,104
                       -------------------------------------------------------------------------------------------------------------
                       Computers & Peripherals - 0.7%       18,170   + EMC Corporation                                      209,682
                                                            27,471     Hewlett-Packard Company                              515,081
                                                             5,000     International Business Machines
                                                                         Corporation                                        428,700
                                                            25,000   + Maxtor Corporation                                   130,000
                                                            75,150   + Sun Microsystems, Inc.                               303,606
                                                                                                                     ---------------
                                                                                                                          1,587,069
                       -------------------------------------------------------------------------------------------------------------
                       Construction &
                         Engineering - 0.7%                  5,000     Chicago Bridge & Iron Company NV (NY
                                                                         Registered Shares)                                 149,950
                                                           376,684   + Foster Wheeler Ltd.                                  175,158
                                                            61,600   + McDermott International, Inc.                        726,880
                                                            93,600   + Quanta Services, Inc.                                566,280
                                                                                                                     ---------------
                                                                                                                          1,618,268
                       -------------------------------------------------------------------------------------------------------------
                       Containers & Packaging - 0.2%        14,800   + Crown Holdings, Inc.                                 152,588
                                                             8,600   + Smurfit-Stone Container Corporation                  166,582
                                                                                                                     ---------------
                                                                                                                            319,170
                       -------------------------------------------------------------------------------------------------------------
                       Diversified Financial
                         Services - 1.3%                    19,000     CIT Group Inc.                                       710,410
                                                            30,700     Citigroup Inc.(c)                                  1,354,484
                                                            11,400     J.P. Morgan Chase & Co.                              452,922
                                                             4,637     Leucadia National Corporation                        262,686
                                                                                                                     ---------------
                                                                                                                          2,780,502
                       -------------------------------------------------------------------------------------------------------------
                       Diversified Telecommunication
                         Services - 1.2%                     9,800     ALLTEL Corporation                                   538,118
                                                               717   + AboveNet, Inc.                                        17,208
                                                             8,600     BellSouth Corporation                                233,232
                                                             1,200     CenturyTel, Inc.                                      41,088
                                                            19,800   + Cincinnati Bell Inc.                                  69,102
                                                             7,520     MCI, Inc.                                            125,960
                                                            15,700   + Qwest Communications International Inc.               52,281
                                                            20,400     SBC Communications Inc.                              529,380
                                                            19,950     Sprint Corporation                                   401,594
                                                            13,500     Verizon Communications                               531,630
                                                                                                                     ---------------
                                                                                                                          2,539,593
                       -------------------------------------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
GLOBAL ALLOCATION STRATEGY PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF
SEPTEMBER 30, 2004 (CONTINUED)                                                                                     (IN U.S. DOLLARS)
------------------------------------------------------------------------------------------------------------------------------------
COUNTRY                INDUSTRY*                       SHARES HELD     COMMON STOCK                                           VALUE
------------------------------------------------------------------------------------------------------------------------------------
United States          Electric Utilities - 0.3%             5,100     DTE Energy Company                                 $ 215,169
(continued)                                                  9,400     PPL Corporation                                      443,492
                                                                                                                     ---------------
                                                                                                                            658,661
                       -------------------------------------------------------------------------------------------------------------
                       Electronic Equipment &
                         Instruments - 0.1%                 26,308   + Solectron Corporation                                130,225
                                                             2,500   + Waters Corporation                                   110,250
                                                                                                                     ---------------
                                                                                                                            240,475
                       -------------------------------------------------------------------------------------------------------------
                       Energy Equipment &
                         Service - 1.3%                      2,400     Baker Hughes Incorporated                            104,928
                                                            13,100     ENSCO International Incorporated                     427,977
                                                            20,514     GlobalSantaFe Corporation                            628,754
                                                            15,000   + Key Energy Services, Inc.                            165,750
                                                             2,600   + Noble Corporation                                    116,870
                                                             4,400     Patterson-UTI Energy, Inc.                            83,908
                                                            15,750   + Rowan Companies, Inc.                                415,800
                                                            10,800     Schlumberger Limited                                 726,948
                                                             2,500     Tidewater Inc.                                        81,375
                                                             4,300   + Transocean Inc.                                      153,854
                                                                                                                     ---------------
                                                                                                                          2,906,164
                       -------------------------------------------------------------------------------------------------------------
                       Food & Staples
                         Retailing - 0.9%                    6,200     CVS Corporation                                      261,206
                                                             5,000     SYSCO Corporation                                    149,600
                                                             3,200   + Safeway Inc.                                          61,792
                                                            25,400     Wal-Mart Stores, Inc.                              1,351,280
                                                             6,300     Walgreen Co.                                         225,729
                                                                                                                     ---------------
                                                                                                                          2,049,607
                       -------------------------------------------------------------------------------------------------------------
                       Food Products - 0.4%                  3,800     Archer-Daniels-Midland Company                        64,524
                                                             3,400     Bunge Limited                                        135,932
                                                             3,900     ConAgra Foods, Inc.                                  100,269
                                                             5,900     Sara Lee Corporation                                 134,874
                                                            25,700     Tyson Foods, Inc. (Class A)                          411,714
                                                                                                                     ---------------
                                                                                                                            847,313
                       -------------------------------------------------------------------------------------------------------------
                       Health Care Equipment &
                         Supplies - 0.1%                     6,300     Baxter International Inc.                            202,608
                       -------------------------------------------------------------------------------------------------------------
                       Health Care Providers &
                         Services - 0.9%                     2,600     AmerisourceBergen Corporation                        139,646
                                                            61,800   + Beverly Enterprises, Inc.(e)                         467,826
                                                             2,500     CIGNA Corporation                                    174,075
                                                             2,500     HCA Inc.                                              95,375
                                                             5,900   + LifePoint Hospitals, Inc.                            177,059
                                                             3,700     Manor Care, Inc.                                     110,852
                                                            27,300   + Stewart Enterprises, Inc. (Class A)                  189,735
                                                            10,500   + Tenet Healthcare Corporation                         113,295
                                                             7,500   + Triad Hospitals, Inc.                                258,300
                                                             9,450   + WellChoice Inc.                                      352,769
                                                                                                                     ---------------
                                                                                                                          2,078,932
                       -------------------------------------------------------------------------------------------------------------
                       Hotels, Restaurants &
                         Leisure - 0.7%                      1,200     Darden Restaurants, Inc.                              27,984
                                                           186,900   + La Quinta Corporation                              1,457,820
                                                                                                                     ---------------
                                                                                                                          1,485,804
                       -------------------------------------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
GLOBAL ALLOCATION STRATEGY PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF
SEPTEMBER 30, 2004 (CONTINUED)                                                                                     (IN U.S. DOLLARS)
------------------------------------------------------------------------------------------------------------------------------------
COUNTRY                INDUSTRY*                       SHARES HELD     COMMON STOCK                                           VALUE
------------------------------------------------------------------------------------------------------------------------------------
United States          Household Durables - 0.1%            11,300     Maytag Corporation                                 $ 207,581
(continued)            -------------------------------------------------------------------------------------------------------------
                       Household Products - 0.2%             6,200     Kimberly-Clark Corporation                           400,458
                       -------------------------------------------------------------------------------------------------------------
                       IT Services - 0.2%                    5,000     Automatic Data Processing, Inc.                      206,600
                                                             1,200   + Computer Sciences Corporation                         56,520
                                                             5,200   + Sykes Enterprises, Incorporated                       23,868
                                                             5,400   + Unisys Corporation                                    55,728
                                                                                                                     ---------------
                                                                                                                            342,716
                       -------------------------------------------------------------------------------------------------------------
                       Industrial
                         Conglomerates - 1.4%               76,400     General Electric Company                           2,565,512
                                                            17,500     Tyco International Ltd.                              536,550
                                                                                                                     ---------------
                                                                                                                          3,102,062
                       -------------------------------------------------------------------------------------------------------------
                       Insurance - 2.3%                     18,500     ACE Limited (c)                                      741,110
                                                             7,400     The Allstate Corporation                             355,126
                                                            22,500     American International Group, Inc.                 1,529,775
                                                             8,900     Assurant, Inc.                                       231,400
                                                             2,800     Bristol West Holdings, Inc.                           47,992
                                                             3,000     The Hartford Financial Services Group,
                                                                         Inc.                                               185,790
                                                             2,500     Horace Mann Educators Corporation                     43,950
                                                             9,400     Marsh & McLennan Companies, Inc.                     430,144
                                                             5,700     MetLife, Inc.                                        220,305
                                                             4,000     Prudential Financial, Inc.                           188,160
                                                            18,322     The St. Paul Companies, Inc.                         605,725
                                                             2,200     UnumProvident Corporation                             34,518
                                                             6,700     XL Capital Ltd. (Class A)                            495,733
                                                                                                                     ---------------
                                                                                                                          5,109,728
                       -------------------------------------------------------------------------------------------------------------
                       Internet Software &
                         Services - 0.2%                    37,700   + DoubleClick Inc.                                     222,807
                                                            25,000   + webMethods, Inc.                                     133,000
                                                                                                                     ---------------
                                                                                                                            355,807
                       -------------------------------------------------------------------------------------------------------------
                       Leisure Equipment &
                         Products - 0.1%                     3,500     Eastman Kodak Company                                112,770
                       -------------------------------------------------------------------------------------------------------------
                       Machinery - 0.0%                      1,200     Deere & Company                                       77,460
                       -------------------------------------------------------------------------------------------------------------
                       Media - 1.3%                         20,745   + Comcast Corporation (Class A)                        585,839
                                                             9,220   + The DIRECTV Group, Inc.                              162,180
                                                             3,800   + EchoStar Communications Corporation
                                                                         (Class A)                                          118,256
                                                            21,300   + Liberty Media Corporation (Class A)                  185,736
                                                             2,456   + Liberty Media International, Inc.                     81,937
                                                             4,853   + NTL Incorporated                                     301,226
                                                            17,300   + Time Warner Inc.                                     279,222
                                                            28,900     Viacom, Inc. (Class B)                               969,884
                                                             6,400     The Walt Disney Company                              144,320
                                                                                                                     ---------------
                                                                                                                          2,828,600
                       -------------------------------------------------------------------------------------------------------------
                       Metals & Mining - 1.5%               46,400   + AK Steel Holding Corporation                         378,624
                                                             9,676     Alcoa Inc.                                           325,017
                                                             7,500     Arch Coal, Inc.                                      266,175
                                                             7,100     CONSOL Energy Inc.                                   247,719
                                                            16,300   + Commonwealth Industries, Inc.                        152,242
                                                             8,200     Freeport-McMoRan Copper & Gold, Inc.
                                                                         (Class B)                                          332,100

MERRILL LYNCH SERIES FUND, INC.
GLOBAL ALLOCATION STRATEGY PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF
SEPTEMBER 30, 2004 (CONTINUED)                                                                                     (IN U.S. DOLLARS)
------------------------------------------------------------------------------------------------------------------------------------
COUNTRY                INDUSTRY*                       SHARES HELD     COMMON STOCK                                           VALUE
------------------------------------------------------------------------------------------------------------------------------------
United States          Metals & Mining  (concluded)         25,800   + Inco Limited                                     $ 1,007,490
(continued)                                                  5,000   + International Steel Group, Inc.                      168,500
                                                             2,700     Newmont Mining Corporation                           122,931
                                                             1,900     Nucor Corporation                                    173,603
                                                             3,900     United States Steel Corporation                      146,718
                                                                                                                     ---------------
                                                                                                                          3,321,119
                       -------------------------------------------------------------------------------------------------------------
                       Multi-Utilities & Unregulated
                         Power - 0.1%                       17,400   + The AES Corporation                                  173,826
                       -------------------------------------------------------------------------------------------------------------
                       Multiline Retail - 0.2%               5,000   + Kohl's Corporation                                   240,950
                                                             5,100     Target Corporation                                   230,775
                                                                                                                     ---------------
                                                                                                                            471,725
                       -------------------------------------------------------------------------------------------------------------
                       Oil & Gas - 4.0%                      3,800     Amerada Hess Corporation                             338,200
                                                            24,660     ChevronTexaco Corporation                          1,322,762
                                                             4,279     ConocoPhillips                                       354,515
                                                             2,687     Devon Energy Corporation                             190,804
                                                           185,200     El Paso Corporation                                1,701,988
                                                            19,708     Exxon Mobil Corporation                              952,488
                                                            19,679     Kerr-McGee Corporation                             1,126,623
                                                            19,600     Marathon Oil Corporation                             809,088
                                                             2,300   + Newfield Exploration Company                         140,852
                                                             3,900     Noble Energy, Inc.                                   227,136
                                                            12,300     Occidental Petroleum Corporation                     687,939
                                                            10,000   + Stone Energy Corporation                             437,600
                                                            10,800     Unocal Corporation                                   464,400
                                                             8,700     The Williams Companies, Inc.                         105,270
                                                                                                                     ---------------
                                                                                                                          8,859,665
                       -------------------------------------------------------------------------------------------------------------
                       Paper & Forest Products - 0.3%       11,800     Bowater Incorporated                                 450,642
                                                             6,600     Deltic Timber Corporation                            262,614
                                                                                                                     ---------------
                                                                                                                            713,256
                       -------------------------------------------------------------------------------------------------------------
                       Personal Products - 0.1%              5,400     The Gillette Company                                 225,396
                       -------------------------------------------------------------------------------------------------------------
                       Pharmaceuticals - 2.5%               10,400     Abbott Laboratories                                  440,544
                                                            20,900     Bristol-Myers Squibb Company                         494,703
                                                             6,600     Eli Lilly and Company                                396,330
                                                             3,125   + IVAX Corporation                                      59,844
                                                            20,000     Johnson & Johnson                                  1,126,600
                                                            17,700     Merck & Co., Inc.                                    584,100
                                                            58,650     Pfizer, Inc.                                       1,794,690
                                                            20,100     Schering-Plough Corporation                          383,106
                                                             1,300   + Watson Pharmaceuticals, Inc.                          38,298
                                                             7,300     Wyeth                                                273,020
                                                                                                                     ---------------
                                                                                                                          5,591,235
                       -------------------------------------------------------------------------------------------------------------
                       Real Estate - 0.4%                    2,600     Catellus Development Corporation                      68,926
                                                             1,200     Cedar Shopping Centers Inc.                           16,740
                                                            16,255     Friedman, Billings, Ramsey Group, Inc.
                                                                         (Class A)                                          310,471
                                                             7,500     Nationwide Health Properties, Inc.                   155,625
                                                             8,200   + Provident Senior Living Trust (e)                    123,000
                                                             2,600     The St. Joe Company                                  124,202
                                                                                                                     ---------------
                                                                                                                            798,964
                       -------------------------------------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
GLOBAL ALLOCATION STRATEGY PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF
SEPTEMBER 30, 2004 (CONTINUED)                                                                                     (IN U.S. DOLLARS)
------------------------------------------------------------------------------------------------------------------------------------
COUNTRY                INDUSTRY*                       SHARES HELD     COMMON STOCK                                           VALUE
------------------------------------------------------------------------------------------------------------------------------------
United States          Road & Rail - 0.4%                    7,500     CSX Corporation                                    $ 249,000
(concluded)                                                  7,800   + Swift Transportation Co., Inc.                       131,196
                                                             8,800     Union Pacific Corporation                            515,680
                                                                                                                     ---------------
                                                                                                                            895,876
                       -------------------------------------------------------------------------------------------------------------
                       Semiconductors & Semiconductor
                         Equipment - 0.4%                    5,900   + Advanced Micro Devices, Inc.                          76,700
                                                            25,150   + Agere Systems Inc. (Class A)                          26,408
                                                            62,719   + Agere Systems Inc. (Class B)                          63,973
                                                            20,000     Intel Corporation                                    401,200
                                                            43,100   + LSI Logic Corporation                                185,761
                                                            43,700   + Lattice Semiconductor Corporation                    214,567
                                                                                                                     ---------------
                                                                                                                            968,609
                       -------------------------------------------------------------------------------------------------------------
                       Software - 2.1%                      62,600     Computer Associates International, Inc.            1,646,380
                                                            18,400   + Compuware Corporation                                 94,760
                                                             6,000   + Informatica Corporation                               35,100
                                                            85,500     Microsoft Corporation(c)                           2,364,075
                                                            62,500   + Siebel Systems, Inc.                                 471,250
                                                             2,500   + THQ Inc.                                              48,650
                                                             3,200   + VERITAS Software Corporation                          56,960
                                                                                                                     ---------------
                                                                                                                          4,717,175
                       -------------------------------------------------------------------------------------------------------------
                       Specialty Retail - 0.6%               7,400     Circuit City Stores - Circuit City Group             113,516
                                                            15,800     The Home Depot, Inc.                                 619,360
                                                             2,500   + Office Depot, Inc.                                    37,575
                                                            27,600   + Toys 'R' Us, Inc.                                    489,624
                                                                                                                     ---------------
                                                                                                                          1,260,075
                       -------------------------------------------------------------------------------------------------------------
                       Textiles, Apparel & Luxury
                         Goods - 0.0%                       38,200   + Unifi, Inc.                                           87,096
                       -------------------------------------------------------------------------------------------------------------
                       Thrifts & Mortgage
                         Finance - 0.1%                      1,200     Fannie Mae                                            76,080
                                                             4,300     Washington Mutual, Inc.                              168,044
                                                                                                                     ---------------
                                                                                                                            244,124
                       -------------------------------------------------------------------------------------------------------------
                       Tobacco - 0.3%                       13,300     Altria Group, Inc.                                   625,632
                       -------------------------------------------------------------------------------------------------------------
                       Wireless Telecommunication
                         Services - 0.2%                    35,200   + AT&T Wireless Services, Inc.                         520,256
                       -------------------------------------------------------------------------------------------------------------
                                                                       TOTAL COMMON STOCK IN THE UNITED STATES           66,077,594
------------------------------------------------------------------------------------------------------------------------------------
                                                                       TOTAL INVESTMENTS IN COMMON STOCK
                                                                         (COST - $102,664,688) - 55.1%                  120,905,147
------------------------------------------------------------------------------------------------------------------------------------

                                                                        MUTUAL FUNDS
------------------------------------------------------------------------------------------------------------------------------------
Vietnam - 0.0%         Diversified Financial
                         Services - 0.0%                    42,418   + Vietnam Enterprise Investments Limited
                                                                         (Redeemable Shares)                                 53,023
                       -------------------------------------------------------------------------------------------------------------
                                                                       TOTAL INVESTMENTS IN MUTUAL FUNDS
                                                                         (COST - $50,000) - 0.0%                             53,023
------------------------------------------------------------------------------------------------------------------------------------

                                                                        PREFERRED STOCKS
------------------------------------------------------------------------------------------------------------------------------------
Australia - 0.2%       Commercial Banks - 0.2%              12,200     National Australia Bank Limited (7.875%)
                                                                         (Convertible)                                      413,824
                       -------------------------------------------------------------------------------------------------------------
                                                                       TOTAL PREFERRED STOCKS IN AUSTRALIA                  413,824
------------------------------------------------------------------------------------------------------------------------------------
Cayman Islands - 0.1%  Insurance - 0.1%                      8,000     XL Capital Ltd. (6.50%) (Convertible)                197,680
                       -------------------------------------------------------------------------------------------------------------
                                                                       TOTAL PREFERRED STOCKS IN THE CAYMAN
                                                                         ISLANDS                                            197,680
------------------------------------------------------------------------------------------------------------------------------------
United States - 0.7%   Diversified Telecommunication
                         Services - 0.0%                     3,698     McLeodUSA Incorporated, Series A (7%)
                                                                         (Convertible)                                        9,245
                       -------------------------------------------------------------------------------------------------------------
                       Engineering - 0.7%                    2,624   + Foster Wheeler Ltd (0.00%) (Convertible)           1,501,111
                       -------------------------------------------------------------------------------------------------------------
                                                                       TOTAL PREFERRED STOCK IN THE UNITED STATES         1,510,356
------------------------------------------------------------------------------------------------------------------------------------
                                                                       TOTAL INVESTMENTS IN PREFERRED STOCK
                                                                         (COST - $2,074,345) - 1.0%                       2,121,860
------------------------------------------------------------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
GLOBAL ALLOCATION STRATEGY PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF
SEPTEMBER 30, 2004 (CONTINUED)                                                                                     (IN U.S. DOLLARS)
------------------------------------------------------------------------------------------------------------------------------------
COUNTRY                INDUSTRY*                       SHARES HELD     WARRANTS (D)                                           VALUE
------------------------------------------------------------------------------------------------------------------------------------
United States - 0.0%   Diversified Telecommunication
                         Services - 0.0%                       302     AboveNet, Inc.                                       $ 3,020
                                                               355     AboveNet, Inc.                                         2,840
                                                             8,194     McLeodUSA Incorporated                                   819
                                                                                                                     ---------------
                                                                                                                              6,679
                       -------------------------------------------------------------------------------------------------------------
                                                                       TOTAL INVESTMENTS IN WARRANTS
                                                                         (COST - $80,479) - 0.0%                              6,679
------------------------------------------------------------------------------------------------------------------------------------

                                                                       RIGHTS
------------------------------------------------------------------------------------------------------------------------------------
Hong Kong - 0.0%       Holding Company - 0.0%                1,016     Hutchison Whampoa Limited (j)                              0
                       -------------------------------------------------------------------------------------------------------------
                                                                       TOTAL RIGHTS IN HONG KONG                                  0
------------------------------------------------------------------------------------------------------------------------------------
United States - 0.0%   Commercial Services &
                         Supplies - 0.0%                    20,500     Information Resources, Inc.(i)                        55,760
                       -------------------------------------------------------------------------------------------------------------
                                                                       TOTAL RIGHTS IN THE UNITED STATES                     55,760
------------------------------------------------------------------------------------------------------------------------------------
                                                                       TOTAL INVESTMENTS IN RIGHTS
                                                                         (COST - $34,440) - 0.0%                             55,760
------------------------------------------------------------------------------------------------------------------------------------

                                                     CURRENCY         FACE
                                                    DENOMINATION      AMOUNT  FIXED INCOME SECURITIES
------------------------------------------------------------------------------------------------------------------------------------
Australia - 0.4%       Foreign Government
                         Obligations - 0.4%              A$        1,300,000  Australian Government Bonds,  7.50% due
                                                                                7/15/2005                                   958,257
                       -------------------------------------------------------------------------------------------------------------
                                                                              TOTAL FIXED INCOME SECURITIES IN
                                                                                AUSTRALIA                                   958,257
------------------------------------------------------------------------------------------------------------------------------------
Brazil - 0.1%          Foreign Government
                         Obligations - 0.1%             US$          350,000  Federal Republic of Brazil, 8.25% due
                                                                                1/20/2034
                                                                                                                            312,025
                       -------------------------------------------------------------------------------------------------------------
                                                                              TOTAL FIXED INCOME SECURITIES IN BRAZIL       312,025
------------------------------------------------------------------------------------------------------------------------------------
Cayman Islands - 0.2%  Diversified Financial
                         Services - 0.2%                JPY       21,000,000  SMFG Finance (Cayman) Ltd.
                                                                                (Convertible), 2.55% due 7/11/2005
                                                                                (Regulation S)                              377,263
                       -------------------------------------------------------------------------------------------------------------
                       Oil & Gas - 0.0%                 US$          120,000  Momenta Cayman, 2.50% due 8/01/2007
                                                                                (Regulation S) (Convertible)                120,900
                       -------------------------------------------------------------------------------------------------------------
                                                                              TOTAL FIXED INCOME SECURITIES IN THE
                                                                                CAYMAN ISLANDS                              498,163
------------------------------------------------------------------------------------------------------------------------------------
Chile - 0.7%           Electric Utilities - 0.7%        US$        1,773,822  Empresa Electrica del Norte Grande SA
                                                                                (EDELNOR), 4% **                          1,472,272
                                                                              due 11/05/2017
------------------------------------------------------------------------------------------------------------------------------------
                                                                              TOTAL FIXED INCOME SECURITIES IN CHILE      1,472,272
------------------------------------------------------------------------------------------------------------------------------------
Europe - 3.9%          Commercial Banks - 3.9%                                European Investment Bank:
                                                        GBP          650,000      6% due 11/26/2004                       1,177,756
                                                        EUR          900,000      3.50% due 10/15/2005                    1,130,790
                                                        GBP        1,550,000      6.125% due 12/07/2005                   2,843,481
                                                        EUR        1,400,000      4% due 1/15/2007                        1,788,203
                                                                   1,325,000      3.55% due 4/15/2008                     1,655,535
                                                                                                                        ------------
                                                                                                                          8,595,765
                       -------------------------------------------------------------------------------------------------------------
                                                                              TOTAL FIXED INCOME SECURITIES IN EUROPE     8,595,765
------------------------------------------------------------------------------------------------------------------------------------
France - 1.1%          Commercial Banks - 0.6%          EUR        1,050,000  ERAP,  2.875% due 7/12/2006                 1,311,686
                       -------------------------------------------------------------------------------------------------------------
                       Containers &
                         Packaging - 0.2%               US$          470,000  Crown Euro Holdings SA, 10.875% due
                                                                                3/01/2013                                   546,375
                       -------------------------------------------------------------------------------------------------------------
                       Road & Rail - 0.2%               GBP          200,000  Reseau Ferre de France,  6.625% due
                                                                                3/29/2005                                   364,589
                       -------------------------------------------------------------------------------------------------------------
                       Software - 0.1%                                        Infogrames Entertainment SA
                                                                                (Convertible):
                                                        EUR          183,300      1.50% due 7/01/2005                       136,766
                                                                      39,900      4% due 4/01/2009                           24,424
                                                                                                                        ------------
                                                                                                                            161,190
                       -------------------------------------------------------------------------------------------------------------
                                                                              TOTAL FIXED INCOME SECURITIES IN FRANCE     2,383,840
------------------------------------------------------------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
GLOBAL ALLOCATION STRATEGY PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF
SEPTEMBER 30, 2004 (CONTINUED)                                                                                     (IN U.S. DOLLARS)
------------------------------------------------------------------------------------------------------------------------------------
                                                     CURRENCY           FACE
COUNTRY                INDUSTRY*                    DENOMINATION      AMOUNT  FIXED INCOME SECURITIES                        VALUE
------------------------------------------------------------------------------------------------------------------------------------
Germany - 6.0%         Commercial Banks - 1.4%                                Kreditanstalt fuer Wiederaufbau:
                                                        GBP          875,000      4.125% due 6/07/2006                  $ 1,561,644
                                                                     175,000      4.80% due 10/27/2006                      315,879
                                                        EUR        1,050,000      3.125% due 11/15/2006                   1,317,373
                                                                                                                        ------------
                                                                                                                          3,194,896
                       -------------------------------------------------------------------------------------------------------------
                       Foreign Government
                         Obligations - 4.6%                                   Bundesrepublic Deutschland:
                                                        EUR        1,720,000      6.50% due 10/14/2005                    2,225,992
                                                                   5,830,000      5.25% due 1/04/2011                     7,917,974
                                                                                                                        ------------
                                                                                                                         10,143,966
                       -------------------------------------------------------------------------------------------------------------
                                                                              TOTAL FIXED INCOME SECURITIES IN GERMANY   13,338,862
------------------------------------------------------------------------------------------------------------------------------------
Hong Kong - 0.1%       Industrial
                         Conglomerates - 0.1%           US$          150,000  Hutchison Whampoa International Ltd.,
                                                                                5.45% due 11/24/2010                        153,247
                       -------------------------------------------------------------------------------------------------------------
                                                                              TOTAL FIXED INCOME SECURITIES IN HONG
                                                                                KONG                                        153,247
------------------------------------------------------------------------------------------------------------------------------------
India - 0.1%           Automobiles - 0.1%               US$          200,000  Tata Engineering & Locomotive Company
                                                                                Ltd., 1% due 7/31/2008
                                                                                (Convertible) (e)                           309,750
                       -------------------------------------------------------------------------------------------------------------
                                                                              TOTAL FIXED INCOME SECURITIES IN INDIA        309,750
------------------------------------------------------------------------------------------------------------------------------------
Japan - 0.7%           Commercial Banks - 0.2%          JPY       12,000,000  The Bank of Fukuoka, Ltd., 1.10% due
                                                                                9/28/2007 (Convertible)                     139,590
                                                                  38,000,000  The Bank of Kyoto, Ltd., 1.90% due
                                                                                9/30/2009 (Convertible)                     435,552
                                                                                                                        ------------
                                                                                                                            575,142
                       -------------------------------------------------------------------------------------------------------------
                       Real Estate - 0.3%               US$          500,000  Marco Polo Investment Holdings Limited,
                                                                                6.25% due 9/30/2007                         575,000
                       -------------------------------------------------------------------------------------------------------------
                       Trading Companies &
                         Distributors - 0.2%            JPY       35,000,000  Mitsubishi Corporation,  0%** due
                                                                                6/17/2011 (Convertible)                     371,771
                       -------------------------------------------------------------------------------------------------------------
                                                                              TOTAL FIXED INCOME SECURITIES IN JAPAN      1,521,913
------------------------------------------------------------------------------------------------------------------------------------
Luxembourg - 0.2%      Industrial
                         Conglomerates - 0.2%                                 Tyco International Group SA:
                                                        US$          160,000      5.875% due 11/01/2004                     160,423
                                                        EUR           75,000      4.375% due 11/19/2004                      93,383
                                                        US$          142,000      2.75% due 1/15/2018 (Convertible)(e)      198,978
                                                                                                                        ------------
                                                                                                                            452,784
                       -------------------------------------------------------------------------------------------------------------
                                                                              TOTAL FIXED INCOME SECURITIES IN
                                                                                LUXEMBOURG                                  452,784
------------------------------------------------------------------------------------------------------------------------------------
Mexico - 0.2%          Containers &
                         Packaging - 0.1%               US$          225,000  Vitro Envases Norteamerica SA de CV,
                                                                                10.75% due 7/23/2011(e)                     220,500
                       -------------------------------------------------------------------------------------------------------------
                       Oil & Gas - 0.1%                 GBP          120,000  Petroleos Mexicanos, 14.50% due
                                                                                3/31/2006                                   244,561
                       -------------------------------------------------------------------------------------------------------------
                                                                              TOTAL FIXED INCOME SECURITIES IN MEXICO       465,061
------------------------------------------------------------------------------------------------------------------------------------
Netherlands - 0.5%     Electrical Equipment - 0.3%      EUR          550,000  Infineon Technology Holdings, 4.25% due
                                                                                2/06/2007 (Convertible)                     685,662
                       -------------------------------------------------------------------------------------------------------------
                       Food Products - 0.2%                          350,000  Royal Numico NV,  4.25% due 6/26/2005
                                                                                (Regulation S) (Convertible)                438,612
                       -------------------------------------------------------------------------------------------------------------
                                                                              TOTAL FIXED INCOME SECURITIES IN THE
                                                                                NETHERLANDS                               1,124,274
------------------------------------------------------------------------------------------------------------------------------------
South Korea - 0.2%     Communications
                         Equipment - 0.2%               US$          350,000  LG TeleCom Co. Ltd.,  8.25% due
                                                                                7/15/2009 (e)                               365,290
                       -------------------------------------------------------------------------------------------------------------
                                                                              TOTAL FIXED INCOME SECURITIES IN SOUTH
                                                                                KOREA                                       365,290
------------------------------------------------------------------------------------------------------------------------------------
Sweden - 0.4%          Foreign Government
                         Obligations - 0.4%             SEK          500,000  Swedish Government Bonds,  6.50% due
                                                                                5/05/2008                                    75,568
                                                                   4,375,000  Swedish Government Index Linked Notes,
                                                                                4% due 12/01/2008                           746,794
                                                                                                                        ------------
                                                                                                                            822,362
                       -------------------------------------------------------------------------------------------------------------
                                                                              TOTAL FIXED INCOME SECURITIES IN SWEDEN       822,362
------------------------------------------------------------------------------------------------------------------------------------
Switzerland - 0.1%     Insurance - 0.1%                 US$          150,000  Swiss Life Finance,  2% due 5/20/2005
                                                                                (Convertible)                               168,000
                       -------------------------------------------------------------------------------------------------------------
                                                                              TOTAL FIXED INCOME SECURITIES IN
                                                                                SWITZERLAND                                 168,000
------------------------------------------------------------------------------------------------------------------------------------
United Kingdom - 0.9%  Diversified
                         Telecommunication
                         Services - 0.9%                                      Colt Telecom Group PLC:
                                                        DEM        1,150,000      2% due 8/06/2005                          839,816
                                                        EUR          500,000      2% due 3/29/2006                          704,835
                                                                     100,000      2% due 12/16/2006 (Regulation S)
                                                                                    (Convertible)                           145,004
                                                                     175,000      2% due 4/03/2007 (Regulation S)
                                                                                    (Convertible)                           254,299
                                                                                                                        ------------
                                                                                                                          1,943,954
                       -------------------------------------------------------------------------------------------------------------
                                                                              TOTAL FIXED INCOME SECURITIES IN THE
                                                                                UNITED KINGDOM                            1,943,954
------------------------------------------------------------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
GLOBAL ALLOCATION STRATEGY PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (CONTINUED)                                                       (IN U.S. DOLLARS)
------------------------------------------------------------------------------------------------------------------------------------
                                                     CURRENCY           FACE
COUNTRY                INDUSTRY*                    DENOMINATION      AMOUNT  FIXED INCOME SECURITIES                        VALUE
------------------------------------------------------------------------------------------------------------------------------------
United States - 3.7%   Aerospace & Defense - 0.0%       US$           90,000  GenCorp Inc.,  5.75% due 4/15/2007
                                                                                (Convertible)                              $ 92,025
                       -------------------------------------------------------------------------------------------------------------
                       Airlines - 0.0%                               148,778  Northwest Airlines, Inc.,  9.485% due
                                                                                10/01/2016                                  104,531
                       -------------------------------------------------------------------------------------------------------------
                       Biotechnology - 0.1%                          330,000  Abgenix, Inc.,  3.50% due 3/15/2007
                                                                                (Convertible)                               306,488
                       -------------------------------------------------------------------------------------------------------------
                       Communications
                         Equipment - 0.2%                            225,000  Corning Incorporated,  7% due 3/15/2007       225,000
                                                                     155,000  Lucent Technologies Inc.,  8% due
                                                                                8/01/2031 (Convertible)                     167,788
                                                                                                                        ------------
                                                                                                                            392,788
                       -------------------------------------------------------------------------------------------------------------
                       Construction &
                         Engineering - 0.9%                        1,413,750  Foster Wheeler LLC, 10.359% due
                                                                                9/15/2011                                 1,470,300
                                                                     376,000  J. Ray McDermott, SA, 11% due
                                                                                12/15/2013 (e)                              408,900
                                                                     100,000  McDermott Inc.,  7.84% due 4/04/2005          102,000
                                                                                                                        ------------
                                                                                                                          1,981,200
                       -------------------------------------------------------------------------------------------------------------
                       Containers & Packaging - 0.2%                 220,000  Anchor Glass Container Corporation, 11%
                                                                                due 2/15/2013                               250,800
                                                                     240,000  Crown Cork & Seal Company, Inc., 7.50%
                                                                                due 12/15/2096                              194,400
                                                                                                                        ------------
                                                                                                                            445,200
                       -------------------------------------------------------------------------------------------------------------
                       Diversified
                         Telecommunication
                         Services - 0.5%                             260,000  Level 3 Communications, Inc., 9.125%
                                                                                due 5/01/2008                               191,100
                                                                              MCI, Inc.:
                                                                     337,000      5.908% due 5/01/2007                      334,051
                                                                     337,000      6.688% due 5/01/2009                      324,784
                                                                     289,000      7.735% due 5/01/2014                      273,828
                                                                                                                        ------------
                                                                                                                          1,123,763
                       -------------------------------------------------------------------------------------------------------------
                       Food Products - 0.2%                          300,000  Burns Philp Capital Property Ltd.,
                                                                                10.75% due 2/15/2011                        331,500
                       -------------------------------------------------------------------------------------------------------------
                       Health Care Providers &
                         Services - 0.1%                             150,000  Beverly Enterprises, Inc.,  7.875% due
                                                                                6/15/2014 (e)                               160,500
                       -------------------------------------------------------------------------------------------------------------
                       Insurance - 0.1%                              130,000  Crum & Forster Holdings Corp., 10.375%
                                                                                due 6/15/2013                               138,775
                       -------------------------------------------------------------------------------------------------------------
                       Media - 0.1%                                  119,740  Avalon Cable LLC, 11.875%** due
                                                                                12/01/2008                                  125,428
                       -------------------------------------------------------------------------------------------------------------
                       Multi-Utilities &
                         Unregulated Power - 0.8%       GBP           84,000  The AES Corporation,  8.375% due
                                                                                3/01/2011                                   153,522
                                                        US$          275,000  Calpine Corporation 7.625% due 4/15/2006      254,375
                                                                              Calpine Generating Company LLC(b)(e):
                                                                     720,000      5% due 4/01/2009                          720,000
                                                                     400,000      7% due 4/01/2010                          380,000
                                                                     200,000  Gemstone Investors Limited,  7.71% due
                                                                                10/31/2004 (e)                              200,250
                                                                                                                        ------------
                                                                                                                          1,708,147
                       -------------------------------------------------------------------------------------------------------------
                       Oil & Gas - 0.1%                              100,000  CITGO Petroleum Corporation, 11.375%
                                                                                due 2/01/2011                               117,750
                                                                     125,000  McMoran Explorat,  5.25% due 10/06/2011       125,000
                                                                                                                        ------------
                                                                                                                            242,750
                       -------------------------------------------------------------------------------------------------------------
                       Semiconductors &
                         Semiconductor
                         Equipment - 0.1%                            250,000  LSI Logic Corporation,  4% due
                                                                                11/01/2006 (Convertible)                    245,625
                       -------------------------------------------------------------------------------------------------------------
                       Software - 0.1%                               125,000  Computer Associates International, Inc.,
                                                                                5% due 3/15/2007
                                                                                (Convertible) (e)                           145,000
                       -------------------------------------------------------------------------------------------------------------
                       Textiles, Apparel & Luxury
                         Goods - 0.0%                                249,391  Galey & Lord, Inc., Term, due
                                                                                9/05/2009(g)                                 99,756
                       -------------------------------------------------------------------------------------------------------------
                       Wireless Telecommunication
                         Services - 0.2%                             350,000  Nextel Communications, Inc.,  5.25% due
                                                                                1/15/2010 (Convertible)                     348,688
                       -------------------------------------------------------------------------------------------------------------
                                                                              TOTAL FIXED INCOME SECURITIES IN THE
                                                                                UNITED STATES                             7,992,164
                       -------------------------------------------------------------------------------------------------------------
                                                                              TOTAL INVESTMENTS IN FIXED INCOME
                                                                                SECURITIES (COST - $37,483,461) -
                                                                                19.5%                                    42,877,983
                       -------------------------------------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
GLOBAL ALLOCATION STRATEGY PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (CONTINUED)                                                       (IN U.S. DOLLARS)
------------------------------------------------------------------------------------------------------------------------------------
                                                     CURRENCY           FACE
COUNTRY                INDUSTRY                     DENOMINATION      AMOUNT  U.S. GOVERNMENT OBLIGATIONS                     VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                                                              U.S. Treasury Notes:
                                                        US$          500,000      4% due 6/15/2009                       $  514,571
                                                                   1,500,000      4.75% due 5/15/2014 (c)                 1,574,532
                                                                                                                        ------------
                                                                                                                          2,089,103
------------------------------------------------------------------------------------------------------------------------------------
                                                                              TOTAL INVESTMENTS IN U.S. GOVERNMENT
                                                                                OBLIGATIONS (COST - $1,999,432) - 0.9%    2,089,103
------------------------------------------------------------------------------------------------------------------------------------

                                                                   BENEFICIAL
                                                                     INTEREST  OTHER INTERESTS (H)
------------------------------------------------------------------------------------------------------------------------------------
United States - 0.0%   Diversified
                         Telecommunication
                         Services - 0.0%                              500,000  AboveNet, Inc. (Litigation Trust
                                                                                 Certificates)                                    0
                                                                    1,010,933  WilTel Communications Group, Inc.
                                                                                 (Litigation Trust Certificates)                  0
                                                                                                                        ------------
                                                                                                                                  0
------------------------------------------------------------------------------------------------------------------------------------
                                                                               TOTAL INVESTMENTS IN OTHER INTEREST
                                                                                 (COST - $0) - 0.0%                               0
------------------------------------------------------------------------------------------------------------------------------------
                                                                         FACE
                                                                       AMOUNT  SHORT-TERM SECURITIES
------------------------------------------------------------------------------------------------------------------------------------
Japan - 4.8%           Time Deposits                                           Japanese Time Deposit:
                                                        JPY       413,215,951       0.001% due 10/01/2004                 3,749,181
                                                                  752,112,219       0.001% due 10/08/2004                 6,824,046
                                                                                                                        ------------
                                                                                                                         10,573,227
------------------------------------------------------------------------------------------------------------------------------------
                                                                               TOTAL SHORT-TERM SECURITIES IN JAPAN      10,573,227
------------------------------------------------------------------------------------------------------------------------------------

                                                                   BENEFICIAL
                                                                     INTEREST
------------------------------------------------------------------------------------------------------------------------------------
United States - 20.1%                                   US$        44,123,717  Merrill Lynch Liquidity Series, LLC
                                                                                 Cash Sweep Series I (f)                 44,123,717
                       -------------------------------------------------------------------------------------------------------------
                                                                               TOTAL SHORT-TERM INVESTMENTS IN THE
                                                                                 UNITED STATES                           44,123,717
------------------------------------------------------------------------------------------------------------------------------------
                                                                               TOTAL INVESTMENTS IN SHORT-TERM
                                                                                 SECURITIES (COST - $54,692,187) -
                                                                                 24.9%                                   54,696,944
------------------------------------------------------------------------------------------------------------------------------------
                                                                               TOTAL INVESTMENTS (COST - $199,079,032)
                                                                                 - 101.4%                               222,806,499
------------------------------------------------------------------------------------------------------------------------------------

                                  NUMBER OF
                                  CONTRACTS  OPTIONS WRITTEN
------------------------------------------------------------------------------------------------------------------------------------
Call Options Written - 0.1%                  3Com Corporation:
                                  103            expiring January 2005 at USD  5, Broker UBS Warburg                         (1,545)
                                  60             expiring January 2006 at USD  5, Broker UBS Warburg                         (4,500)
                                  74         Circuit City Stores - Circuit City Group, expiring January 2005 at
                                               USD 12.5, Broker                                                             (24,420)
                                             Morgan Stanley
                                  50         Computer Associates International, Inc., expiring February 2005 at
                                               USD 25, Broker                                                               (15,000)
                                             Morgan Stanley
                                  110        Compuware Corporation, expiring February 2005 at USD  5, Broker
                                               Deutsche Bank                                                                 (8,800)
                                  39         Comverse Technology, Inc., expiring October 2004 at USD 22.5, Broker
                                               UBS Warburg                                                                     (195)
                                             Corinthian Colleges, Inc.:
                                  125            expiring February 2005 at USD 10, Broker Credit Suisse First Boston        (53,750)
                                  100            expiring February 2005 at USD 10, Broker UBS Warburg                       (43,000)
                                             DoubleClick Inc.:
                                  126            expiring January 2005 at USD  5, Broker Credit Suisse First Boston         (16,380)
                                  125            expiring January 2005 at USD  5, Broker Deutsche Bank                      (16,250)
                                  60         Informatica Corporation, expiring March 2005 at USD  5, Broker Deutsche
                                               Bank                                                                          (9,300)
                                  100        Intel Corporation, expiring April 2005 at USD 20, Broker Deutsche Bank         (20,000)
                                             LSI Logic Corporation:
                                  371            expiring January 2005 at USD  5, Broker UBS Warburg                        (11,130)
                                  60             expiring January 2005 at USD  5, Broker Wachovia Securities                 (1,800)

MERRILL LYNCH SERIES FUND, INC.
GLOBAL ALLOCATION STRATEGY PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (CONTINUED)                                                       (IN U.S. DOLLARS)
------------------------------------------------------------------------------------------------------------------------------------
                                  NUMBER OF
                                  CONTRACTS  OPTIONS WRITTEN                                                                  VALUE
------------------------------------------------------------------------------------------------------------------------------------
Call Options Written (concluded)             Lucent Technologies Inc.:
                                  76             expiring January 2005 at USD  5, Broker Citigroup Global Markets            $ (380)
                                  105            expiring January 2005 at USD  5, Broker Credit Suisse First Boston            (525)
                                  51         Maytag Corporation, expiring January 2005 at USD 25, Broker Credit
                                               Suisse First Boston                                                           (1,020)
                                             McDermott International, Inc.:
                                  20             expiring November 2004 at USD 7.5, Broker Citigroup Global Markets          (9,000)
                                  70             expiring November 2004 at USD 10.0, Broker Citigroup Global Markets        (15,050)
                                  18             expiring February 2005 at USD 10, Broker Citigroup Global Markets           (4,680)
                                  47             expiring February 2005 at USD 10, Broker Deutsche Bank                     (12,220)
                                  40             expiring February 2005 at USD 12.5, Broker Citigroup Global Markets         (5,000)
                                             Nokia Oyj (ADR):
                                  65             expiring January 2005 at USD 12.5, Broker Citigroup Global Markets         (12,025)
                                  70             expiring January 2005 at USD 12.5, Broker Morgan Stanley                   (12,950)
                                  51             expiring January 2005 at USD 15, Broker Morgan Stanley                      (2,805)
                                             Nortel Networks Corporation:
                                  450            expiring January 2005 at USD  5, Broker UBS Warburg                         (4,500)
                                  254            expiring January 2006 at USD  5, Broker Morgan Stanley                     (36,830)
                                  601            expiring January 2006 at USD  5, Broker UBS Warburg                        (87,145)
                                             Siebel Systems, Inc.:
                                  126            expiring November 2004 at USD  7.5, Broker Credit Suisse First
                                                 Boston                                                                      (6,300)
                                  124            expiring February 2005 at USD  7.5, Broker Citigroup Global Markets        (13,020)
                                  250            expiring January 2006 at USD  7.5, Broker Citigroup Global Markets         (43,750)
                                  105        Tenet Healthcare Corporation, expiring January 2005 at USD 10, Broker
                                               Morgan Stanley                                                               (16,800)
                                             Toys 'R' Us, Inc.:
                                  25             expiring January 2005 at USD 15, Broker Morgan Stanley                      (8,000)
                                  48             expiring March 2005 at USD 15, Broker Morgan Stanley                       (16,800)
                                  51         Tyson Foods, Inc. (Class A), expiring January 2005 at USD 17.5, Broker
                                               Morgan Stanley                                                                (2,805)
                                             webMethods, Inc.:
                                  10             expiring October 2004 at USD  7.5, Broker UBS Warburg                         (100)
                                  240            expiring January 2005 at USD  5, Broker Citigroup Global Markets           (19,200)
------------------------------------------------------------------------------------------------------------------------------------
                                             TOTAL OPTIONS WRITTEN (PREMIUMS RECEIVED - $592,919) - 0.1%                 $ (556,975)
------------------------------------------------------------------------------------------------------------------------------------
                                             TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN (COST - $198,486,116***) -
                                               101.3%                                                                   222,249,524
                                             LIABILITIES IN EXCESS OF OTHER ASSETS - (1.3%)                              (2,806,297)
                                                                                                                      --------------
                                             NET ASSETS - 100.0%                                                      $ 219,443,227
                                                                                                                      ==============

(a)   American Depositary Receipts (ADR).

(b)   Floating rate note.

(c) All or a portion of security held as collateral in connection with open financial futures contracts.

(d) Warrants entitle the Portfolio to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(e) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(f) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                                                              INTEREST/
                                                                                               DIVIDEND
   AFFILIATE                                                                NET ACTIVITY         INCOME
--------------------------------------------------------------------------------------------------------
Merrill Lynch Liquidity Series, LLC
Cash Sweep Series I                                                         $ 10,818,174      $ 388,725
Merrill Lynch Liquidity Series, LLC
Money Market Series                                                         $   (139,124)     $     757
Merrill Lynch Premier Institutional Fund                                         (46,376)     $     223
--------------------------------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
GLOBAL ALLOCATION STRATEGY PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF
SEPTEMBER 30, 2004 (CONCLUDED)
--------------------------------------------------------------------------------

(g) Floating rate corporate debt in which the Portfolio invests generally pay interest at rates that are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally
      (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks or (iii) the certificate of deposit rate.

(h) Other interest represents beneficial interest in liquidation trusts and other reorganization entitiesand are non-income producing.

(i) The rights entitle the holder to cash distributions pending future litigation settlements.

(j)   The rights may be exercised until 10/06/2004.

(k)   Restricted security as to resale.

-----------------------------------------------------------------------------------------
                                ACQUISITION
ISSUE                                  DATE               COST                     VALUE
-----------------------------------------------------------------------------------------
Koninklijke Ahold NV (ADR)       12/11/2003            $71,639                   $77,051
-----------------------------------------------------------------------------------------

* For Portfolio compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

** Represents a zero coupon or step bond; the interest rate on a step bond represents the fixed rate of interest that will commence its accrual on a predetermined date until maturity.

*** The cost and unrealized appreciation/depreciation of investments, net of options written, as of September 30, 2004, as computed for federal income tax purposes, were as follows:


Aggregate cost                                   $ 199,402,310
                                                 ==============
Gross unrealized appreciation                    $  30,026,715
Gross unrealized depreciation                       (7,179,501)
                                                 --------------
Net unrealized appreciation                      $  22,847,214
                                                 ==============


+     Non-income producing security.

Financial futures contracts sold as of September 30, 2004 were as follows:

--------------------------------------------------------------------------------------
NUMBER OF                                     EXPIRATION                     UNREALIZED
CONTRACTS       ISSUE             EXCHANGE    DATE           FACE VALUE    APPRECIATION
--------------------------------------------------------------------------------------
      24        DJ Euro           Euronext
                Stoxx 50          Paris       December 2004   $ 810,959       $ 3,694
       3        S&P 500 Index     NYSE        December 2004     830,974         5,201
--------------------------------------------------------------------------------------
TOTAL UNREALIZED APPRECIATION                                                 $ 8,895
                                                                              ========
--------------------------------------------------------------------------------------

Forward foreign exchange contracts as of September 30, 2004 were as follows:

----------------------------------------------------------------------------
                                            SETTLEMENT           UNREALIZED
FOREIGN CURRENCY SOLD                       DATE               DEPRECIATION
----------------------------------------------------------------------------
    E 4,013,000                             October 2004           $(68,068)
----------------------------------------------------------------------------
TOTAL UNREALIZED DEPRECIATION ON FORWARD FOREIGN
EXCHANGE CONTRACTS-NET (US$ COMMITMENT-$4,915,327)                 $(68,068)
                                                                   =========
----------------------------------------------------------------------------

Financial futures contracts purchased as of September 30, 2004 were as follows:

----------------------------------------------------------------------------------------
                                                                              UNREALIZED
NUMBER OF                                   EXPIRATION                       APPRECIATION/
CONTRACTS       ISSUE           EXCHANGE    DATE              FACE VALUE     DEPRECIATION
----------------------------------------------------------------------------------------
15              FTSE            LIFFE       December 2004    $ 1,241,246       $  8,428
48              Nikkei 225      OSAKA       December 2004      4,790,206        (47,476)
                Index
----------------------------------------------------------------------------------------
TOTAL UNREALIZED DEPRECIATION-NET                                              $(39,048)
                                                                               =========
----------------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC. - HIGH YIELD PORTFOLIO
SCHEDULE OF INVESTMENT AS OF SEPTEMBER 30, 2004                                                                    (IN U.S. DOLLARS)
------------------------------------------------------------------------------------------------------------------------------------
                                S&P      MOODY'S    FACE
INDUSTRY#                       RATINGS  RATINGS   AMOUNT        CORPORATE BONDS                                             VALUE
------------------------------------------------------------------------------------------------------------------------------------
AEROSPACE                       B        B2       $  250,000  DRS Technologies, Inc.,  6.875% due 11/01/2013              $  260,000
& DEFENSE-                      B-       Caa1        250,000  Standard Aero Holdings, Inc.,  8.25% due 9/01/2014(e)          258,750
1.3%                            B-       B3          500,000  TD Funding Corp.,  8.375% due 7/15/2011                        535,000
                                                                                                                          ----------
                                                                                                                           1,053,750
------------------------------------------------------------------------------------------------------------------------------------
AIRLINES -                      BB       B1          750,000  American Airlines, Inc.,  7.80% due 4/01/2008                  623,776
1.9%                            BBB+     B2        1,217,008  Continental Airlines, Inc.,  7.033% due 6/15/2011              939,871
                                                                                                                          ----------
                                                                                                                           1,563,647
------------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE -                    CCC+     B3          250,000  Advanced Accessory Systems, 10.75% due 6/15/2011               235,000
3.0%                            B        B3          750,000  Asbury Automotive Group, Inc.,  8% due 3/15/2014               738,750
                                B-       B3          500,000  Autocam Corporation, 10.875% due 6/15/2014(e)                  498,750
                                B-       B3          250,000  Keystone Automotive Operations, Inc.,
                                                                  9.75% due 11/01/2013                                       268,750
                                                              Metaldyne Corporation:
                                B        Caa1        417,000      11% due 6/15/2012                                          331,515
                                B        B3          325,000      10% due 11/01/2013(e)                                      302,250
                                B-       B2          125,000  Tenneco Automotive Inc., 10.25% due 7/15/2013                  142,500
                                NR*      NR*         150,000  Venture Holdings Company LLC, 11% due 6/01/2007(c)               6,000
                                                                                                                          ----------
                                                                                                                           2,523,515
------------------------------------------------------------------------------------------------------------------------------------
BROADCASTING -                  B+       Ba3         250,000  Entercom Radio, LLC,  7.625% due 3/01/2014                     268,750
1.6%                            CCC      B3          250,000  Granite Broadcasting Corporation,  9.75% due 12/01/2010        231,250
                                B-       B3          500,000  NextMedia Operating, Inc., 10.75% due 7/01/2011                563,125
                                B        B2          250,000  Young Broadcasting Inc.,  8.50% due 12/15/2008                 265,625
                                                                                                                          ----------
                                                                                                                           1,328,750
------------------------------------------------------------------------------------------------------------------------------------
CABLE -                         B-       B3          250,000  NTL Cable PLC,  8.75% due 4/15/2014(e)                         270,625
INTERNATIONAL -0.3%
------------------------------------------------------------------------------------------------------------------------------------
CABLE - U.S. - 1.8%             CCC-     Caa1        110,287  Avalon Cable LLC, 11.875% due 12/01/2008(d)                    115,525
                                CCC-     Caa1        500,000  CCH II, LLC, 10.25% due 9/15/2010                              510,625
                                CCC-     Ca          500,000  Charter Communications Holdings, LLC, 10% due 5/15/2011        385,000
                                B        B2          250,000  Inmarsat Finance PLC,  7.625% due 6/30/2012(e)                 248,125
                                CCC+     B3          250,000  Rainbow National Services LLC,  8.75% due 9/01/2012(e)         259,375
                                                                                                                          ----------
                                                                                                                           1,518,650
------------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 6.5%                B-       B3          425,000  BCP Caylux Holdings Luxembourg SCA,
                                                                  9.625% due 6/15/2014(e)                                    459,000
                                B        B1          250,000  Crompton Corporation,  9.875% due 8/01/2012(e)                 262,500
                                BB-      B3          250,000  Hanna (M.A.) Company,  6.875% due 12/01/2004                   251,250
                                B-       B3          900,000  Huntsman International LLC,  9.875% due 3/01/2009              992,250
                                B-       B3          250,000  Innophos, Inc.,  8.875% due 8/15/2014(e)                       266,250
                                B+       B1          250,000  Invista,  9.25% due 5/01/2012(e)                               266,875
                                                              Nalco Company:
                                B-       B2          250,000      7.75% due 11/15/2011                                       265,000
                                B-       Caa1        250,000      8.875% due 11/15/2013                                      268,750
                                B-       Caa2        500,000  Nalco Finance Holdings Inc.,  9% due 2/01/2014(d)(e)           355,000
                                BB-      B2        1,000,000  Omnova Solutions Inc., 11.25% due 6/01/2010                  1,120,000
                                CCC+     B3          500,000  Rhodia SA,  7.625% due 6/01/2010                               466,250
                                B-       B3          400,000  Rockwood Specialties Group, Inc., 10.625% due 5/15/2011        440,000
                                                                                                                          ----------
                                                                                                                           5,413,125
------------------------------------------------------------------------------------------------------------------------------------
CONSUMER DURABLES - 0.3%        B-       Caa1        250,000  Simmons Company,  7.875% due 1/15/2014(e)                      260,000
------------------------------------------------------------------------------------------------------------------------------------
CONSUMER NON-                   B-       B3          250,000  American Achievement Corporation,  8.25% due 4/01/2012         262,500
DURABLES - 4.8%                 B+       B1          275,000  Armkel LLC/Armkel Finance,  9.50% due 8/15/2009                299,750
                                B-       B2          500,000  Chattem, Inc.,  7% due 3/01/2014                               508,750
                                B-       B3          250,000  Elizabeth Arden, Inc.,  7.75% due 1/15/2014                    262,500
                                B        B3          250,000  Hines Nurseries, Inc., 10.25% due 10/01/2011                   265,000
                                BB       Ba3         250,000  K2 Inc.,  7.375% due 7/01/2014(e)                              265,000
                                B+       B2          250,000  North Atlantic Trading Company, Inc.,  9.25% due 3/01/2012     240,000
                                B        B2          500,000  Playtex Products, Inc.,  8% due 3/01/2011                      530,000
                                B-       B3          100,000  Riddell Bell Holdings, Inc.,  8.375% due 10/01/2012(e)         101,625
                                B-       B3        1,000,000  Solo Cup Company,  8.50% due 2/15/2014                         985,000
                                B-       B3          250,000  United Industries Corporation,  9.875% due 4/01/2009           261,250
                                                                                                                          ----------
                                                                                                                           3,981,375
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED MEDIA - 7.3%        B        B2          250,000  Cadmus Communications Corporation,
                                                                  8.375% due 6/15/2014(e)                                    269,375
                                B        B3          525,000  Cenveo Inc.,  7.875% due 12/01/2013                            511,875
                                                              Dex Media East LLC:
                                B        B1          250,000      9.875% due 11/15/2009                                      287,500
                                B        B2          284,000      12.125% due 11/15/2012                                     353,580

MERRILL LYNCH SERIES FUND, INC. - HIGH YIELD PORTFOLIO
SCHEDULE OF INVESTMENT AS OF SEPTEMBER 30, 2004 (CONTINUED)                                                        (IN U.S. DOLLARS)
------------------------------------------------------------------------------------------------------------------------------------
                                S&P      MOODY'S    FACE
INDUSTRY#                       RATINGS  RATINGS   AMOUNT        CORPORATE BONDS                                             VALUE
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED MEDIA (CONCLUDED)   B        B3       $  250,000   Dex Media, Inc.,  8% due 11/15/2013                        $  262,500
                                                               Dex Media West LLC:
                                B        B1          725,000       8.50% due 8/15/2010                                       822,875
                                B        B2          244,000       9.875% due 8/15/2013                                      286,700
                                B-       B2          250,000   Houghton Mifflin Company,  8.25% due 2/01/2011                261,250
                                BBB-     Baa3        500,000   Liberty Media Corporation (Convertible),  0.75%
                                                               due 3/30/2023                                                 536,875
                                CCC+     Caa1        250,000   Nebraska Book Company, Inc.,  8.625% due 3/15/2012            248,750
                                B        B1          180,000   PEI Holdings, Inc., 11% due 3/15/2010                         209,025
                                B        B3        1,500,000   PRIMEDIA Inc.,  7.625% due 4/01/2008                        1,481,250
                                B+       B2          200,000   R.H. Donnelley Financial Corporation I, 10.875%
                                                               due 12/15/2012(e)                                             242,500
                                BB-      B1          321,000   Yell Finance BV, 10.75% due 8/01/2011                         372,360
                                                                                                                          ----------
                                                                                                                           6,146,415
------------------------------------------------------------------------------------------------------------------------------------
ENERGY - EXPLORATION            B-       B3          250,000   Belden & Blake Corporation,  8.75% due 7/15/2012(e)           266,250
& PRODUCTION - 2.1%             B-       B3          500,000   El Paso Production Holding Company,  7.75% due 6/01/2013      501,250
                                B        B2          250,000   Encore Acquisition Company,  6.25% due 4/15/2014              250,000
                                B        B2          500,000   Plains Exploration & Production Company,  8.75%
                                                               due 7/01/2012                                                 561,250
                                                               Tri-Union Development Corporation (c):
                                D        Caa2        205,000       12.50% due 6/01/2006                                      158,875
                                D        Caa2         15,624       12.50% due 6/01/2006(e)                                    12,109
                                                                                                                          ----------
                                                                                                                           1,749,734
------------------------------------------------------------------------------------------------------------------------------------
ENERGY - OTHER - 7.8%           NR*      Caa3      1,381,000   Energy Corporation of America,  9.50% due 5/15/2007         1,325,760
                                B        B2          525,000   Ferrellgas Partners LP,  8.75% due 6/15/2012                  577,500
                                B+       B2          500,000   North American Energy Partners,  8.75% due 12/01/2011(e)      487,500
                                CCC      B3          625,000   Ocean Rig Norway AS, 10.25% due 6/01/2008                     637,500
                                BB       Ba2         500,000   Pacific Energy Partners, LP,  7.125% due 6/15/2014(e)         541,250
                                BB-      Ba2         500,000   Pride International, Inc.,  7.375% due 7/15/2014(e)           555,000
                                BB-      B1          500,000   SESI, LLC,  8.875% due 5/15/2011                              546,250
                                B        B3        1,000,000   Star Gas Partners, LP, 10.25% due 2/15/2013                 1,095,000
                                B        B1          750,000   Suburban Propane Partners, LP,  6.875% due 12/15/2013         772,500
                                                                                                                          ----------
                                                                                                                           6,538,260
------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL - 0.7%                B        B3          500,000   Refco Finance Holdings LLC,  9% due 8/01/2012(e)              533,750
------------------------------------------------------------------------------------------------------------------------------------
FOOD & TOBACCO - 3.3%           B        B3          250,000   American Seafoods Group LLC, 10.125% due 4/15/2010            267,500
                                NR*      NR*         131,867   Archibald Candy Corporation, 10% due 11/01/2007(c)             30,329
                                B        B2          100,000   Chiquita Brands International, Inc.,  7.50%
                                                               due 11/01/2014(e)                                             100,000
                                B-       B2          200,000   Commonwealth Brands, Inc.,  9.75% due 4/15/2008(e)            208,000
                                CCC      B3          500,000   Doane Pet Care Company, 10.75% due 3/01/2010                  533,750
                                B+       B2          250,000   Dole Food Company, Inc.,  8.875% due 3/15/2011                271,875
                                B-       B2           26,000   Domino's, Inc.,  8.25% due 7/01/2011                           28,145
                                B-       B3          250,000   Merisant Company,  9.50% due 7/15/2013(e)                     237,500
                                BB       Ba2         500,000   Smithfield Foods, Inc.,  8% due 10/15/2009                    551,250
                                B-       Caa1        550,000   Tabletop Holdings, Inc., 12.25% due 5/15/2014(d)(e)           286,000
                                B+       B2          250,000   The Wornick Company, 10.875% due 7/15/2011(e)                 267,500
                                                                                                                          ----------
                                                                                                                           2,781,849
------------------------------------------------------------------------------------------------------------------------------------
GAMING - 2.1%                   B+       B1          250,000   Boyd Gaming Corporation,  7.75% due 12/15/2012                268,125
                                B        B2          250,000   The Majestic Star Casino, LLC,  9.50% due 10/15/2010          255,000
                                CCC+     Caa1        500,000   Pinnacle Entertainment, Inc.,  8.75% due 10/01/2013           512,500
                                B        B2          200,000   Poster Financial Group, Inc.,  8.75% due 12/01/2011           208,250
                                B-       B3          250,000   Premier Entertainment Biloxi LLC, 10.75% due 2/01/2012        263,750
                                B+       B2          250,000   River Rock Entertainment Authority,  9.75% due 11/01/2011     263,125
                                                                                                                          ----------
                                                                                                                           1,770,750
------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE - 2.6%              A-       NR*         500,000   Chiron Corporation,  2.75% due 6/30/2034 (Convertible) (e)    522,500
                                B-       B3          250,000   Concentra Operating Corporation,  9.125% due 6/01/2012(e)     273,750
                                B-       B3          250,000   Tenet Healthcare Corporation,  9.875% due 7/01/2014(e)        261,250
                                B        B3          375,000   Triad Hospitals, Inc.,  7% due 11/15/2013                     381,563
                                                               VWR International, Inc.(e):
                                B        B2          250,000       6.875% due 4/15/2012                                      261,250
                                B        B3          250,000       8% due 4/15/2014                                          264,375
                                CCC+     Caa1        250,000   Vanguard Health Holding Company II, LLC,  9%
                                                                due 10/01/2014(e)                                            250,625
                                                                                                                          ----------
                                                                                                                           2,215,313
------------------------------------------------------------------------------------------------------------------------------------
HOUSING - 2.3%                                                 Building Materials Corporation of America:
                                B+       B2          300,000       7.75% due 7/15/2005                                       305,250
                                B+       B2          250,000       7.75% due 8/01/2014(e)                                    247,500
                                BB-      Ba3         500,000   Forest City Enterprises, Inc.,  7.625% due 6/01/2015          525,000

MERRILL LYNCH SERIES FUND, INC. - HIGH YIELD PORTFOLIO
SCHEDULE OF INVESTMENT AS OF SEPTEMBER 30, 2004 (CONTINUED)                                                        (IN U.S. DOLLARS)
------------------------------------------------------------------------------------------------------------------------------------
                                S&P      MOODY'S    FACE
INDUSTRY#                       RATINGS  RATINGS   AMOUNT        CORPORATE BONDS                                             VALUE
------------------------------------------------------------------------------------------------------------------------------------
HOUSING (CONCLUDED)             B-       B3       $  250,000  MAAX Corporation,  9.75% due 6/15/2012(e)                   $  265,000
                                B-       B3          325,000  Nortek, Inc.,  8.50% due 9/01/2014(e)                          340,438
                                B-       B3          250,000  U.S. Concrete, Inc.,  8.375% due 4/01/2014                     261,250
                                                                                                                          ----------
                                                                                                                           1,944,438
------------------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -        B        B1          250,000  Amkor Technology, Inc.,  7.125% due 3/15/2011                  205,000
1.0%                            CCC+     Caa2        625,000  Viasystems, Inc., 10.50% due 1/15/2011                         593,750
                                                                                                                          ----------
                                                                                                                             798,750
------------------------------------------------------------------------------------------------------------------------------------
LEISURE - 4.0%                  B-       B1          492,000  FelCor Lodging LP,  9% due 6/01/2011                           541,200
                                B+       Ba3       1,000,000  Host Marriott, LP,  7.125% due 11/01/2013                    1,050,000
                                B+       B1          500,000  Intrawest Corporation, 10.50% due 2/01/2010                    540,000
                                B        B2          500,000  John Q. Hammons Hotels, L.P.,  8.875% due 5/15/2012            557,500
                                CCC+     Caa1        750,000  True Temper Sports, Inc.,  8.375% due 9/15/2011                697,500
                                                                                                                          ----------
                                                                                                                           3,386,200
------------------------------------------------------------------------------------------------------------------------------------
MANUFACTURING - 8.4%            B-       Caa1        250,000  Blount, Inc.,  8.875% due 8/01/2012                            265,625
                                B-       B3          250,000  Erico International Corporation,  8.875% due 3/01/2012         258,750
                                B-       B3          325,000  FastenTech, Inc., 11.50% due 5/01/2011(e)                      365,625
                                CCC      Caa2        500,000  Great Lakes Dredge & Dock Corporation,  7.75%
                                                              due 12/15/2013                                                 432,500
                                B-       B3          250,000  Invensys PLC,  9.875% due 3/15/2011(e)                         256,250
                                B        B2          250,000  Itron, Inc.,  7.75% due 5/15/2012(e)                           250,625
                                B+       B2          500,000  JLG Industries, Inc.,  8.25% due 5/01/2008                     532,500
                                B-       Caa1        350,000  Mueller Group, Inc., 10% due 5/01/2012(e)                      378,000
                                B+       B3          500,000  NMHG Holding Company, 10% due 5/15/2009                        550,000
                                B-       B3          250,000  Rexnord Corporation, 10.125% due 12/15/2012                    282,500
                                BB+      Ba3         700,000  SPX Corporation,  7.50% due 1/01/2013                          711,375
                                B-       Caa1        500,000  Sensus Metering Systems Inc.,  8.625% due 12/15/2013           510,000
                                B        B3          500,000  Superior Essex Communications LLC,  9% due 4/15/2012(e)        500,000
                                B        B3          650,000  TriMas Corporation,  9.875% due 6/15/2012                      674,375
                                BB-      Ba3         825,000  Trinity Industries, Inc.,  6.50% due 3/15/2014                 812,625
                                B+       Ba3         250,000  Valmont Industries, Inc.,  6.875% due 5/01/2014(e)             257,500
                                                                                                                          ----------
                                                                                                                           7,038,250
------------------------------------------------------------------------------------------------------------------------------------
METAL - OTHER - 1.5%            B        B1          400,000  Foundation PA Coal Company,  7.25% due 8/01/2014(e)            425,000
                                BB       Ba3         125,000  Luscar Coal Ltd.,  9.75% due 10/15/2011                        141,875
                                NR*      Ba1         750,000  Vale Overseas Ltd.,  8.25% due 1/17/2034                       729,375
                                                                                                                          ----------
                                                                                                                           1,296,250
------------------------------------------------------------------------------------------------------------------------------------
PACKAGING - 7.1%                B-       B3          250,000  Berry Plastics Corporation, 10.75% due 7/15/2012               282,500
                                                              Crown Euro Holdings SA:
                                B+       B1          250,000      9.50% due 3/01/2011                                        278,750
                                B        B2          250,000      10.875% due 3/01/2013                                      290,625
                                CCC+     Caa1        250,000  Graham Packaging Company, LP,  8.50% due 10/15/2012(e)         255,000
                                CCC+     Caa2        250,000  Graham Packaging Company, LP,  9.875% due 10/15/2014(e)        255,937
                                CCC+     Caa2        125,000  Graham Packaging Holdings Company, 10.75%
                                                              due 1/15/2009(d)                                               130,000
                                B        B3          500,000  Owens-Brockway Glass Container, Inc.,  8.25% due 5/15/2013     532,500
                                B+       B3          525,000  Plastipak Holdings, Inc., 10.75% due 9/01/2011                 585,375
                                B        B3        1,000,000  Pliant Corporation,  11.125% due 6/15/2009(d)                  855,000
                                B-       B2          350,000  Portola Packaging, Inc.,  8.25% due 2/01/2012                  274,750
                                                              Tekni-Plex, Inc.:
                                CCC      Caa2      1,000,000      12.75% due 6/15/2010                                       835,000
                                CCC      Caa1        750,000      8.75% due 11/15/2013(e)                                    712,500
                                                              U.S. Can Corporation:
                                CCC+     Caa1        250,000      10.875% due 7/15/2010                                      256,875
                                CCC+     Caa2        150,000      12.375% due 10/01/2010                                     138,000
                                B        B2          250,000  Wise Metals Group LLC, 10.25% due 5/15/2012(e)                 251,250
                                                                                                                          ----------
                                                                                                                           5,934,062
------------------------------------------------------------------------------------------------------------------------------------
PAPER - 2.9%                    B+       B2          250,000  Ainsworth Lumber Co. Ltd.,  7.25% due 10/01/2012(e)            252,500
                                B        B2          750,000  Jefferson Smurfit Corporation,  8.25% due 10/01/2012           826,875
                                BB       Ba3         500,000  Norske Skog Canada Ltd.,  8.625% due 6/15/2011                 542,500
                                B        B2          250,000  Stone Container Finance Company of Canada II,  7.375%
                                                              due 7/15/2014(e)                                               261,875
                                BB-      Ba3         500,000  Tembec Industries, Inc.,  8.625% due 6/30/2009                 512,500
                                                                                                                          ----------
                                                                                                                           2,396,250
------------------------------------------------------------------------------------------------------------------------------------
RETAIL - 0.3%                   B        B3          250,000  The Jean Coutu Group, Inc.,  8.50% due 8/01/2014(e)            248,125
------------------------------------------------------------------------------------------------------------------------------------
SERVICES - 4.8%                 B+       B2          750,000  Allied Waste North America, Inc.,  7.375% due 4/15/2014        721,875
                                NR*      NR*       2,403,161  Anthony Crane Rental, LP,  9.375% due 2/01/2008(a)(c)           36,047
                                B        B2          250,000  Buhrmann US Inc.,  8.25% due 7/01/2014(e)                      250,000
                                B        B3          200,000  Casella Waste Systems, Inc.,  9.75% due 2/01/2013              218,000
                                B        B1          250,000  Corrections Corporation of America,  7.50% due 5/01/2011       264,062

MERRILL LYNCH SERIES FUND, INC. - HIGH YIELD PORTFOLIO
SCHEDULE OF INVESTMENT AS OF SEPTEMBER 30, 2004 (CONTINUED)                                                        (IN U.S. DOLLARS)
------------------------------------------------------------------------------------------------------------------------------------
                                S&P      MOODY'S    FACE
INDUSTRY#                       RATINGS  RATINGS   AMOUNT        CORPORATE BONDS                                             VALUE
------------------------------------------------------------------------------------------------------------------------------------
SERVICES (CONCLUDED)            B        B1       $  500,000  The Geo Group Inc.,  8.25% due 7/15/2013                    $  515,625
                                BB-      Ba2         250,000  MSW Energy Holdings II LLC,  7.375% due 9/01/2010              262,500
                                                              United Rentals (North America), Inc.:
                                BB-      B1          250,000      6.50% due 2/15/2012                                        240,625
                                B+       B2        1,000,000      7% due 2/15/2014                                           887,500
                                CCC      Ca          350,000  Waste Services, Inc.,  9.50% due 4/15/2014(e)                  332,500
                                B        B2          250,000  Williams Scotsman, Inc., 10% due 8/15/2008                     268,125
                                                                                                                          ----------
                                                                                                                           3,996,859
------------------------------------------------------------------------------------------------------------------------------------
STEEL - 2.5%                    BB-      B1          400,000  CSN Islands VIII Corp.,  9.75% due 12/16/2013(e)               401,000
                                BB-      Ba3         500,000  California Steel Industries, Inc.,  6.125% due 3/15/2014       487,500
                                B        B2          250,000  Gerdau Ameristeel Corporation, 10.375% due 7/15/2011           285,000
                                BB       Ba3         250,000  International Steel Group, Inc.,  6.50% due 4/15/2014(e)       250,000
                                B        B2          250,000  UCAR Finance Inc., 10.25% due 2/15/2012                        286,250
                                BB-      B1          325,000  United States Steel Corporation,  9.75% due 5/15/2010          372,125
                                                                                                                          ----------
                                                                                                                           2,081,875
------------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - 2.2%                                     Cincinnati Bell Inc.:
                                B-       B2          500,000      7.25% due 7/15/2013                                        481,250
                                B-       B3          500,000      8.375% due 1/15/2014                                       456,250
                                B        B3          500,000  Qwest Communications International Inc.,  7.50%
                                                              due 2/15/2014(e)                                               458,750
                                NR*      Baa3        500,000  Tele Norte Leste Participacoes SA,  8% due 12/18/2013(e)       485,000
                                                                                                                          ----------
                                                                                                                           1,881,250
------------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - 1.3%           NR*      NR*         500,000  American Commercial Lines LLC, 11.25% due 1/01/2008(c)         305,000
                                B+       B1          250,000  OMI Corporation,  7.625% due 12/01/2013                        256,563
                                BB+      Ba1         500,000  Overseas Shipholding Group, Inc.,  8.25% due 3/15/2013         552,500
                                                                                                                          ----------
                                                                                                                           1,114,063
------------------------------------------------------------------------------------------------------------------------------------
UTILITY - 6.2%                                                The AES Corporation:
                                B-       B2           94,000      8.75% due 6/15/2008                                        101,520
                                B-       B2          206,000      8.875% due 2/15/2011                                       229,175
                                B+       B1          500,000      8.75% due 5/15/2013(e)                                     563,750
                                BB+      Ba3         250,000  AES Gener SA,  7.50% due 3/25/2014(e)                          251,250
                                CCC+     Caa1      1,250,000  Calpine Corporation,  8.625% due 8/15/2010                     812,500
                                BB       Ba1         892,000  ESI Tractebel Acquisition Corp.,  7.99% due 12/30/2011         920,990
                                B+       B2          350,000  NRG Energy, Inc.,  8% due 12/15/2013(e)                        374,937
                                BB       Ba2       1,000,000  Nevada Power Company,  9% due 8/15/2013                      1,150,000
                                BB-      Ba2         500,000  SEMCO Energy, Inc.,  7.75% due 5/15/2013                       538,750
                                B-       B1          250,000  Southern Natural Gas Company,  8.875% due 3/15/2010            281,250
                                                                                                                          ----------
                                                                                                                           5,224,122
------------------------------------------------------------------------------------------------------------------------------------
WIRELESS COMMUNICATIONS -       CCC      Caa1         96,000  American Tower Corporation,  9.375% due 2/01/2009              101,760
2.3%                            CCC      B3          425,000  American Towers, Inc.,  7.25% due 12/01/2011                   442,000
                                CCC      Caa1        275,000  Centennial Communications Corp., 10.125% due 6/15/2013         289,437
                                B-       B3          525,000  Millicom International Cellular SA, 10% due 12/01/2013(e)      527,625
                                CCC-     Caa1        375,000  SBA Telecommunications, Inc.,  9.75% due 12/15/2011(d)         303,750
                                CCC      Caa1        250,000  UbiquiTel Operating Company,  9.875% due 3/01/2011(e)          260,313
                                                                                                                          ----------
                                                                                                                           1,924,885
------------------------------------------------------------------------------------------------------------------------------------
                                                              TOTAL INVESTMENTS IN CORPORATE BONDS
                                                              (COST - $78,874,908) -- 94.2%                               78,914,887
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                      SHARES
                                                        HELD  COMMON STOCKS
------------------------------------------------------------------------------------------------------------------------------------
AIRLINES - 0.0%                                            1  US Airways Group, Inc. (Class A)                                     1
------------------------------------------------------------------------------------------------------------------------------------
ENERGY - EXPLORATION & PRODUCTION - 0.0%                 147  Tri-Union Development Corporation(g)                                 0
                                                         250  Tribo Petroleum Corporation (Class A)(h)                             3
                                                                                                                          ----------
                                                                                                                                   3
------------------------------------------------------------------------------------------------------------------------------------
FOOD & TOBACCO - 0.0%                                    649  Archibald Candy Corporation(g)                                       6
------------------------------------------------------------------------------------------------------------------------------------
STEEL - 0.0%                                              39  Wheeling-Pittsburgh Corporation                                  1,221
------------------------------------------------------------------------------------------------------------------------------------
                                                              TOTAL INVESTMENTS IN COMMON STOCKS
                                                              (COST - $74,686) -- 0.0%                                         1,231
------------------------------------------------------------------------------------------------------------------------------------
                                                              PREFERRED STOCKS
------------------------------------------------------------------------------------------------------------------------------------
AIRLINES - 0.0%                                          298  US Airways Group, Inc. (Convertible)                                 0
------------------------------------------------------------------------------------------------------------------------------------
BROADCASTING - 0.3%                                    6,000  Emmis Communications Corporation (Convertible)                 251,400
------------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - 0.0%                                  9  PTV, Inc.                                                           63
------------------------------------------------------------------------------------------------------------------------------------
                                                              TOTAL INVESTMENTS IN PREFERRED STOCKS
                                                              (COST - $251,539) -- 0.3%                                      251,463
------------------------------------------------------------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC. - HIGH YIELD PORTFOLIO
SCHEDULE OF INVESTMENT AS OF SEPTEMBER 30, 2004 (CONCLUDED)                                                        (IN U.S. DOLLARS)
------------------------------------------------------------------------------------------------------------------------------------
                                             SHARES
INDUSTRY#                                     HELD      WARRANTS (b)                                                         VALUE
------------------------------------------------------------------------------------------------------------------------------------
AIRLINES - 0.0%                                    298  US Airways Group, Inc.                                           $         0
------------------------------------------------------------------------------------------------------------------------------------
                                                        TOTAL WARRANTS 0.0%                                                        0
------------------------------------------------------------------------------------------------------------------------------------
                                   BENEFICIAL INTEREST  OTHER INTERESTS(f)
------------------------------------------------------------------------------------------------------------------------------------
AIRLINES - 0.3%                                708,795  US Airways Group, Inc. - Certificate of Beneficial Interest(c)       205,571
                                             2,000,000  Wheeling-Pittsburgh Corporation (Litigation Trust Certificates)            0
------------------------------------------------------------------------------------------------------------------------------------
                                                        TOTAL INVESTMENTS IN OTHER INTERESTS (COST - $191,375) -- 0.3%       205,571
------------------------------------------------------------------------------------------------------------------------------------

                                                        SHORT-TERM INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------------
                                            $5,039,311  Merrill Lynch Liquidity Series, LLC Cash Sweep Series I(i)         5,039,311
------------------------------------------------------------------------------------------------------------------------------------
                                                        TOTAL INVESTMENTS IN SHORT-TERM INVESTMENTS
                                                        (COST - $5,039,311) -- 6.0%                                        5,039,311
------------------------------------------------------------------------------------------------------------------------------------
                                                        TOTAL INVESTMENTS  (COST - $84,431,819**)  - 100.8%               84,412,463
                                                        LIABILITIES IN EXCESS OF OTHER ASSETS - (0.8%)                     (639,519)
                                                                                                                         -----------
                                                        NET ASSETS - 100.0%                                              $83,772,944
                                                                                                                         ===========



      *     Not Rated.

      ** The cost and unrealized appreciation/depreciation of investments as of September 30, 2004, as computed for federal income tax purposes were as follows:

                  Aggregate cost                     $  84,486,172
                                                     =============
                  Gross unrealized appreciation      $   3,841,767
                  Gross unrealized depreciation        (3,915,476)
                                                     -------------
                  Net unrealized depreciation        $    (73,709)
                                                     =============


      # For Portfolio compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

      (a) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.

      (b) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

      (c) Non-income producing security: issuer filed for bankruptcy or is in default of interest payments.

      (d) Represents a zero coupon or step bond; the interest rate shown reflects the effective yield at the time of purchase by the Portfolio.

      (e) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

      (f) Other interests represent beneficial interest in liquidation trusts and other reorganization entities.

      (g)   Non-income producing security: company is in bankruptcy.

      (h)   Non-income producing security.

      (i) Investments in companies considered to be an affiliate of the Portfolio(such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:



            -----------------------------------------------------------------------------------------------------
            AFFILIATE                                                   NET ACTIVITY              INTEREST INCOME
            -----------------------------------------------------------------------------------------------------
            Merrill Lynch Liquidity Series, LLC Cash Sweep Series I      $ 2,075,774                   $   45,911
            -----------------------------------------------------------------------------------------------------

            Forward interest rate swaps outstanding as of September 30, 2004 were as follows:
            ---------------------------------------------------------------------------------------
                                                                  NOTIONAL             UNREALIZED
                                                                   AMOUNT              DEPRECIATION
            ---------------------------------------------------------------------------------------
            Sold credit default protection on CDX Series
            3 High Yield and receive 4% interest

            Broker, J.P. Morgan Chase Bank
            Expires December 2009                                $ 750,000                $(3,255)
            ---------------------------------------------------------------------------------------

            Financial futures contracts sold as of September 30, 2004 were as follows:
            -----------------------------------------------------------------------------------------------------

             NUMBER OF                                    EXPIRATION
             CONTRACTS             ISSUE                  DATE              FACE VALUE    UNREALIZED DEPRECIATION
            -----------------------------------------------------------------------------------------------------
                 8        10-Year U.S. Treasury Notes     December 2004      $895,561             $(5,439)
            -----------------------------------------------------------------------------------------------------

MERRILL LYNCH SERIES FUND, INC.
INTERMEDIATE GOVERNMENT BOND PORTFOLIO
SCHEDULE OF INVESTMENT AS OF SEPTEMBER 30, 2004

------------------------------------------------------------------------------------------------------------------------------------
                                      FACE
                                      AMOUNT          U.S. GOVERNMENT & AGENCY OBLIGATIONS                                VALUE
------------------------------------------------------------------------------------------------------------------------------------
Collateralized
Mortgage Obligations+ - 45.7%                    Fannie Mae Guaranteed Pass Through Certificates:
                                   $18,883,622     ACES, Series 2002-M2, Class N, 1.532% due 8/25/2012(b)                $ 1,748,827
                                     1,614,299     ACES, Series 2002-W11, Class AV1, 2.103% due 11/25/2032(a)              1,615,627
                                    55,520,912     Grantor Trust, Series 2003-T1, Class IO, 0.546% due 11/25/2012(b)       2,055,051
                                     2,244,990     Series 2003-27, Class FP, 2.233% due 6/25/2028(a)                       2,250,317
                                     3,433,215     Series 2003-33, Class LF, 2.283% due 7/25/2017(a)                       3,438,285
                                     3,900,016     Series 2003-34, Class FS, 2.333% due 1/25/2032(a)                       3,899,115
                                     2,823,520     Series 2003-41, Class YF, 2.233% due 6/25/2028(a)                       2,824,623
                                     2,855,278     Series 2003-48, Class HA, 3.50% due 11/25/2017                          2,823,091
                                     1,792,337     Whole Loan, Series 2003-W16, Class AF1, 2.023% due 11/25/2033(a)        1,792,826
                                                 Freddie Mac Mortgage Participation Certificates:
                                     5,547,829     Series 2564, Class OF, 2.17% due 2/15/2026(a)                           5,547,125
                                     5,288,586     Series 2594, Class DF, 2.17% due 12/15/2027(a)                          5,292,429
                                     4,998,137     Series 2614, Class EF, 2.27% due 12/15/2017(a)                          5,004,383
                                                 Ginnie Mae MBS Certificates:
                                     4,520,000     Series 2002-83, Class B, 4.695% due 12/16/2024                          4,611,283
                                    29,111,925     Series 2002-83, Class IO, 1.574% due 10/16/2042(b)                      1,765,959
                                    28,420,807     Series 2002-94, Class XB, 2.349% due 11/16/2007(b)                      1,036,973
                                     3,054,415     Series 2003-17, Class C, 4.825% due 7/16/2031                           3,017,611
                                    39,867,034     Series 2003-17, Class IO, 1.24% due 3/16/2043(b)                        2,410,710
                                     2,664,553     Series 2003-49, Class C, 4.485% due 10/16/2033                          2,534,040
                                     6,750,000     Series 2003-108, Class C, 4.919% due 2/16/2034                          6,892,989
                                    21,853,568     Series 2003-109, Class IO, 1.098% due 11/16/2043(b)                     1,249,751
                                    15,700,915     Series 2004-9, Class IO, 1.383% due 3/16/2034(b)                          976,069
                                    24,425,582     Series 2004-43, Class IO, 1.121% due 6/16/2044(b)                       1,412,104
                                     1,769,762     Series 2004-43, Class Z, 4.50% due 6/16/2044                            1,380,414
                                     1,775,281     Series 2004-45, Class Z, 5.75% due 6/16/2045                            1,856,972
                                    34,938,347     Series 2004-57, Class IO, 1.13% due 7/16/2044(b)                        2,069,005
                                     3,500,000     Series 2004-77, Class AB, 4.368% due 6/16/2016                          3,504,375
                                    88,058,173     Series 2004-77, Class IO, 1.065% due 9/16/2044(b)                       5,269,731
                                     4,123,615   Residential Asset Securitization Trust,
                                                   Series 2003-A8, Class A2, 2.283% due 10/25/2018(a)                      4,090,066
------------------------------------------------------------------------------------------------------------------------------------
                                                 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST-$81,426,665)             59,921,989
------------------------------------------------------------------------------------------------------------------------------------
Mortgage-Backed
Securities+ - 41.2%                              Fannie Mae Guaranteed Pass Through Certificates:
                                       718,490     5.50% due 12/01/2017                                                      744,200
                                       599,131     6% due 4/01/2017                                                          628,636
                                       556,710     4.50% due 9/01/2018                                                       556,394
                                     3,837,006     5% due 10/15/2019                                                       3,896,959
                                        92,843     7% due 3/01/2029                                                           98,604
                                       159,860     7% due 5/01/2029                                                          169,873
                                       398,592     7% due 6/01/2029                                                          423,327
                                        34,737     7% due 7/01/2029                                                           36,892
                                        62,287     7% due 8/01/2029                                                           66,153
                                       100,755     7% due 9/01/2029                                                          107,007
                                        84,624     7% due 11/01/2029                                                          89,875
                                        76,267     8% due 4/01/2030                                                           82,974
                                        61,918     7.50% due 6/01/2030                                                        66,364

MERRILL LYNCH SERIES FUND, INC.
INTERMEDIATE GOVERNMENT BOND PORTFOLIO
SCHEDULE OF INVESTMENT AS OF SEPTEMBER 30, 2004 (CONTINUED)

                                   FACE
                                  AMOUNT       U.S. GOVERNMENT & AGENCY OBLIGATIONS (CONTINUED)                          VALUE
------------------------------------------------------------------------------------------------------------------------------------
Mortgage-Backed
Securities+ (continued)                    Fannie Mae Guaranteed Pass Through Certificates (concluded):
                              $    4,349     8% due 7/01/2030                                                             $    4,731
                                  47,945     7.50% due 9/01/2030                                                              51,387
                                 339,763     7.50% due 12/01/2030                                                            364,160
                                   9,452     8% due 2/01/2031                                                                 10,283
                                 380,151     7.50% due 4/01/2031                                                             407,448
                                 260,744     7% due 7/01/2031                                                                276,679
                                 347,491     7% due 9/01/2031                                                                368,727
                                 130,968     6.50% due 1/01/2032                                                             137,470
                                 555,196     7% due 2/01/2032                                                                588,963
                               2,340,732     6.50% due 7/01/2032                                                           2,456,990
                               1,206,884     6.50% due 10/01/2032                                                          1,266,825
                                 474,937     8% due 10/01/2032                                                               517,205
                                 291,177     6.50% due 11/15/2034                                                            304,644
                                           Freddie Mac Mortgage Participation Certificates - Gold Program:
                                 738,506     6.50% due 3/01/2016                                                             782,033
                               1,008,054     6% due 4/01/2017                                                              1,057,103
                                 476,512     6% due 4/01/2017                                                                499,732
                               1,113,860     5.50% due 6/01/2017                                                           1,153,081
                               2,000,600     5% due 10/15/2019                                                             2,031,233
                                  16,615     8% due 3/01/2030                                                                 18,069
                                  43,647     8% due 8/01/2030                                                                 47,467
                                  56,180     8% due 12/01/2030                                                                61,096
                                  31,004     8% due 6/01/2031                                                                 33,717
                                 277,898     7% due 4/01/2032                                                                295,027
                               1,923,600     5.50% due 10/15/2034                                                          1,949,449
                               8,098,900     6% due 10/15/2034                                                             8,362,114
                                           Ginnie Mae MBS Certificates:
                               2,283,733     4.90% due 3/15/2005                                                           2,298,730
                               4,883,200     5% due 11/15/2005                                                             4,891,057
                                 961,720     5% due 11/15/2005                                                               972,852
                               3,124,740     5.47% due 12/15/2005                                                          3,245,364
                               1,377,102     4.55% due 11/15/2006                                                          1,344,223
                               1,624,579     5.05% due 7/15/2008                                                           1,649,167
                               1,439,000     5.15% due 8/15/2008                                                           1,459,643
                               1,408,000     5.55% due 12/15/2009                                                          1,479,884
                                  23,609     6% due 2/15/2033                                                                 24,513
                               2,568,596     5.525% due 12/15/2035                                                         2,657,721

MERRILL LYNCH SERIES FUND, INC.
INTERMEDIATE GOVERNMENT BOND PORTFOLIO
SCHEDULE OF INVESTMENT AS OF SEPTEMBER 30, 2004 (CONTINUED)

                                           FACE
                                           AMOUNT          U.S. GOVERNMENT & AGENCY OBLIGATIONS (CONCLUDED)               VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Mortgage-Backed
Securities+ (concluded)                                 Ginnie Mae MBS Certificates (concluded):
                                       $    6,165,378     5.13% due 4/01/2044                                        $    6,181,624
                                            3,167,556     5.10% due 10/15/2044                                            3,234,977
                                              942,080     5.25% due 10/15/2044                                              973,027
                                              114,550     5.25% due 10/15/2044                                              118,313
                                            2,067,859     5.38% due 5/15/2045                                             2,157,578
                                            1,566,800     5.55% due 5/15/2045                                             1,623,966
                                            1,750,000     5.30% due 6/15/2045                                             1,799,655
                                              787,377     5.60% due 8/15/2045                                               824,463
                                              770,623     5.60% due 8/15/2045                                               798,740
                                            3,954,482     5.25% due 9/30/2045                                             3,999,381
                                            1,005,518     5.25% due 12/15/2045                                            1,016,935
                                            1,643,022     5.13% due 3/15/2046                                             1,661,725
-----------------------------------------------------------------------------------------------------------------------------------
                                                        TOTAL MORTGAGE-BACKED SECURITIES
                                                        (COST -$74,786,590)                                              61,272,816
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury
Bonds & Notes - 6.8%                                    U.S. Treasury Bonds:
                                            1,100,000     8.125% due 8/15/2019                                            1,505,925
                                            4,820,000     7.25% due 8/15/2022                                             6,206,126
                                            2,310,000     6.25% due 8/15/2023                                             2,696,925
                                            1,800,000   U.S. Treasury Notes,  2% due 11/30/2004                           1,800,985
-----------------------------------------------------------------------------------------------------------------------------------
                                                        TOTAL U.S. TREASURY BONDS & NOTES
                                                        (COST-$11,687,496)                                               12,209,961
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Inflation
Indexed Bonds-1.3%                          2,024,201   U.S. Treasury Inflation Indexed Notes,
                                                        3.50% due 1/15/2011                                               2,291,063
-----------------------------------------------------------------------------------------------------------------------------------
                                                        TOTAL U.S. TREASURY INFLATION INDEXED BONDS
                                                        (COST-$2,182,625)                                                 2,291,063
-----------------------------------------------------------------------------------------------------------------------------------
                                                        TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
                                                        (COST-$170,083,376)- 95.0%                                      135,695,829
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                        NON-U.S. GOVERNMENT & AGENCY OBLIGATIONS
-----------------------------------------------------------------------------------------------------------------------------------
Collateralized Mortgage
Obligations+ - 8.2%                         5,896,761 Countrywide Home Loans,
                                                      Series 2003-10, Class A6,
                                                      2.283% due 5/25/2033(a)                                             5,899,558
                                              556,773 GMAC Mortgage Corporation Loan Trust,
                                                      Series 2003-GH2, Class A1,
                                                      2.133% due 7/25/2012(a)                                               556,892
                                            3,637,159 GS Mortgage Securities Corporation II,
                                                      Series 2003-FL6A, Class A1,
                                                      2.02% due 11/15/2015(a)                                             3,638,891
                                            1,564,923 Greenwich Capital Commercial Funding Corporation,
                                                      Series 2003-FL1, Class A,
                                                      2.16% due 7/05/2018(a)                                              1,565,196
                                            2,400,000 Wachovia Bank Commercial Mortgage Trust,
                                                      Series 2003-WHL2, Class A3,
                                                      2.19% due 6/15/2013(a)                                              2,400,498
                                              819,979 Washington Mutual,
                                                      Series 2002-AR19, Class A8,
                                                      4.556% due 2/25/2033                                                  819,021
-----------------------------------------------------------------------------------------------------------------------------------
                                                      TOTAL NON-U.S. GOVERNMENT & AGENCY OBLIGATIONS
                                                      (COST-$14,888,074) - 8.2%                                          14,880,056
-----------------------------------------------------------------------------------------------------------------------------------
                                                           REPURCHASE AGREEMENTS
-----------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements - 13.5%              24,400,000 Morgan Stanley & Co., Inc., purchased on
                                                      9/30/2004 to yield  1.85% to 10/01/2004,
                                                      repurchased price $24,401,254                                      24,400,000
                                                      collaterized by FHARM 7.51% due 4/01/2033
-----------------------------------------------------------------------------------------------------------------------------------
                                                      TOTAL REPURCHASE AGREEMENTS
                                                      (COST-$24,400,000) - 13.5%                                         24,400,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                            SMALL BUSINESS ADMINISTRATION
-----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration - 1.0%        1,799,851 Small Business Administration Participation Certificates,
                                                      Series 2003-20F, Class 1,  4.07% due 6/01/2023                      1,739,637
-----------------------------------------------------------------------------------------------------------------------------------
                                                      TOTAL SMALL BUSINESS ADMINISTRATION
                                                      (COST-$1,799,851) - 1.0%                                            1,739,637
-----------------------------------------------------------------------------------------------------------------------------------
                                         NUMBER OF
Options                                  CONTRACTS         ISSUE
-----------------------------------------------------------------------------------------------------------------------------------
Call Options Purchased - 0.0%              15++       London InterBank Offered Rate (LIBOR) Linked Floor,
                                                      expiring April 2005 at USD 1.5, Broke J.P. Morgan Chase Bank              150
-----------------------------------------------------------------------------------------------------------------------------------
                                                      TOTAL OPTIONS PURCHASED
                                                      (PREMIUMS PAID-$9,000) - 0.0%                                             150
-----------------------------------------------------------------------------------------------------------------------------------
                                                      TOTAL INVESTMENTS
                                                      (COST-$211,180,301)-117.7%                                        176,715,672
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Call Options Written - 0.0%               10.5++      Consumer Price Index (CPI) Linked Floor,
                                                      expiring April 2009 at USD 1,
                                                      Broker Morgan Stanley                                                 (16,800)
                                                      Capital Services Inc.
-----------------------------------------------------------------------------------------------------------------------------------
                                                      TOTAL OPTIONS WRITTEN
                                                      (PREMIUMS RECEIVED-$16,800) - 0.0%                                    (16,800)
-----------------------------------------------------------------------------------------------------------------------------------
                                                      TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN
                                                      (COST-$211,163,501*) - 117.7%                                     212,299,847
                                                      LIABILITIES IN EXCESS OF OTHER ASSETS - (17.7%)                   (31,877,355)
                                                                                                                    ---------------
                                                      NET ASSETS - 100.0%                                              $180,422,492
                                                                                                                    ===============

MERRILL LYNCH SERIES FUND, INC.
INTERMEDIATE GOVERNMENT BOND PORTFOLIO
SCHEDULE OF INVESTMENT AS OF SEPTEMBER 30, 2004 (CONTINUED)

                                                * The cost and unrealized appreciation/depreciation of investments as of September
                                                  30, 2004, as computed for federal income tax purposes, were as follows:

                                              Aggregate cost                         $      211,166,570
                                                                                     ===================
                                              Gross unrealized appreciation          $        2,225,399
                                              Gross unrealized depreciation                  (1,092,122)
                                                                                     -------------------
                                              Net unrealized appreciation            $        1,133,277
                                                                                     ===================

                                                +  Mortgage-Backed Securities are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.
                                               ++  One contract represents a notional amount of $1,000,000.
                                               (a) Floating rate note.
                                               (b) Represents the interest only portion of a mortgage-backed obligation.
                                                   Investments in companies considered to be an affiliate of the Portfolio (such compaines are defined as Affiliated Companies in Section 2(a)(3) of the
                                                   Investment Company Act of 1940) were as follows:

                                                  ----------------------------------------------------------------------------------
                                                                                                        NET                 DIVIDEND
                                                  AFFILIATE                                          ACTIVITY                 INCOME
                                                  ----------------------------------------------------------------------------------
                                                  Merrill Lynch Premier Institutional Fund               -                    $ 624
                                                  ----------------------------------------------------------------------------------

Swap contracts outstanding as of September 30, 2004 were follows:

                                                                        UNREALIZED
                                                     NOTIONAL          APPRECIATION/
                                                      AMOUNT           DEPRECIATION
-------------------------------------------------------------------------------------
Pay 3.50% on tips adjusted Principal
and receive a fixed rate of 4.17% interest

Broker, Morgan Stanley Capital Services Inc.
Expires January 2011                                $ 2,225,000         $ (22,809)

Receive a variable return equal to 3-month
USD LIBOR and pay a fixed rate of  3.25% interest

Broker, Lehman Brothers Special Finance.
Expires May 2007                                    $ 3,500,000            (5,149)

Receive a variable return equal to 3-month
USD LIBOR and pay a fixed rate of  4.83% interest

Broker, J.P. Morgan Chase Bank
Expires May 2014                                    $38,200,000          (984,128)

Receive a variable return equal to
Lehman Brothers U.S Treasury Index Total Return and pay a floating rate based on 1-month USD LIBOR, minus .20% interest

Broker,  Lehman Brothers Special Finance.
Expires December 2004                              $ 12,000,000                 -


Receive a variable return equal to Lehman
Brother MBS Fixed Rate Index Total Return and pay a floating rate based on 1-month USD LIBOR, minus .17% interest

Broker,  UBS Warburg
Expires November 2004                               $ 8,200,000                 -

MERRILL LYNCH SERIES FUND, INC.
INTERMEDIATE GOVERNMENT BOND PORTFOLIO
SCHEDULE OF INVESTMENT AS OF SEPTEMBER 30, 2004 (CONCLUDED)


Swap contracts outstanding as of September 30, 2004 were as follows (concluded):

Receive a variable return equal to Lehman
Brother MBS Fixed Rate Index Total Return and pay a floating rate based on 1-month USD LIBOR, minus .11% interest


Broker,  UBS Warburg
Expires February 2005                               $ 14,000,000              -


Receive a variable return equal to Lehman
Brother MBS Fixed Rate Index Total Return and pay a floating rate based on 1-month USD LIBOR, minus .13% interest


Broker,  Lehman Brothers Special Finance.
Expires April 2005                                  $ 5,000,000               -


Receive a variable return equal to Lehman
Brother U.S. Treasury Index Total
Return and pay a floating rate based on
1-month USD LIBOR, minus .15% interest


Broker,  Lehman Brothers Special Finance.
Expires March 2005                                  $ 10,500,000              -

Receive a variable return equal to Lehman
Brother CMBS Investment Grade Spread Return and pay a floating rate based on 1-month USD LIBOR, minus .65% interest


Broker,  Deutsche Bank AG London
Expires October 2004                                $  4,000,000              -

--------------------------------------------------------------------------------
TOTAL                                                              $ (1,012,086)
                                                             ===================

             MERRILL LYNCH SERIES FUND, INC. - LARGE CAP CORE STRATEGY PORTFOLIO

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004

-----------------------------------------------------------------------------------------------------------------------------------
  INDUSTRY *                                       SHARES HELD    COMMON STOCKS                                               VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  Air Freight & Logistics - 0.6%                         4,000    FedEx Corp.                                          $    342,760
                                                        31,000  + J.B. Hunt Transport Services, Inc.                      1,151,340
                                                                                                                       ------------
                                                                                                                          1,494,100
-----------------------------------------------------------------------------------------------------------------------------------
  Automobiles - 1.6%                                   133,000    Ford Motor Company                                      1,868,650
                                                        37,000    Harley-Davidson, Inc.                                   2,199,280
                                                                                                                       ------------
                                                                                                                          4,067,930
-----------------------------------------------------------------------------------------------------------------------------------
  Biotechnology - 1.0%                                  52,000  + Cephalon, Inc.                                          2,490,800
-----------------------------------------------------------------------------------------------------------------------------------
  Capital Markets - 1.0%                                27,000    The Bear Stearns Companies Inc. (c)                     2,596,590
-----------------------------------------------------------------------------------------------------------------------------------
  Chemicals - 0.5%                                      27,000    Eastman Chemical Company                                1,283,850
-----------------------------------------------------------------------------------------------------------------------------------
  Commercial Banks - 0.6%                               36,000    Bank of America Corporation                             1,559,880
-----------------------------------------------------------------------------------------------------------------------------------
  Commercial Services & Supplies - 1.0%                 32,000  + Apollo Group, Inc. (Class A)                            2,347,840
-----------------------------------------------------------------------------------------------------------------------------------
  Communications Equipment - 6.2%                      173,000  + Avaya Inc.                                              2,411,620
                                                        20,000  + Cisco Systems, Inc.                                       362,000
                                                       837,000  + Lucent Technologies Inc. (c)                            2,653,290
                                                       201,000    Motorola, Inc.                                          3,626,040
                                                        98,000    QUALCOMM Incorporated                                   3,825,920
                                                       275,000  + Tellabs, Inc.                                           2,527,250
                                                                                                                       ------------
                                                                                                                         15,406,120
-----------------------------------------------------------------------------------------------------------------------------------
  Computers & Peripherals - 3.7%                       198,000    Hewlett-Packard Company                                 3,712,500
                                                        11,000    International Business Machines Corporation               943,140
                                                        30,000  + Lexmark International, Inc. (Class A)                   2,520,300
                                                        20,000  + NCR Corporation                                           991,800
                                                        38,000  + Storage Technology Corporation                            959,880
                                                                                                                       ------------
                                                                                                                          9,127,620
-----------------------------------------------------------------------------------------------------------------------------------
  Diversified Financial Services - 1.8%                 82,000    Citigroup Inc.                                          3,617,840
                                                        18,000    J.P. Morgan Chase & Co.                                   715,140
                                                                                                                       ------------
                                                                                                                          4,332,980
-----------------------------------------------------------------------------------------------------------------------------------
  Electric Utilities - 2.1%                             93,000    Edison International                                    2,465,430
                                                        59,000    TXU Corporation                                         2,827,280
                                                                                                                       ------------
                                                                                                                          5,292,710
-----------------------------------------------------------------------------------------------------------------------------------
  Electrical Equipment - 1.0%                           65,000    Rockwell Automation, Inc.                               2,515,500
-----------------------------------------------------------------------------------------------------------------------------------
  Food & Staples Retailing - 1.5%                       71,000  + Costco Wholesale Corporation                            2,950,760
                                                        13,000    Wal-Mart Stores, Inc.                                     691,600
                                                                                                                       ------------
                                                                                                                          3,642,360
-----------------------------------------------------------------------------------------------------------------------------------
  Food Products - 2.0%                                 159,000    Archer-Daniels-Midland Company (c)                      2,699,820
                                                       132,000    Tyson Foods, Inc. (Class A)                             2,114,640
                                                                                                                       ------------
                                                                                                                          4,814,460
-----------------------------------------------------------------------------------------------------------------------------------

             MERRILL LYNCH SERIES FUND, INC. - LARGE CAP CORE STRATEGY PORTFOLIO

-----------------------------------------------------------------------------------------------------------------------------------
  INDUSTRY *                                       SHARES HELD    COMMON STOCKS                                               VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  Health Care Equipment & Supplies - 4.7%               38,000    Bausch & Lomb Incorporated                           $  2,525,100
                                                        54,000    Becton, Dickinson and Company                           2,791,800
                                                        45,000    C.R. Bard, Inc.                                         2,548,350
                                                        60,000  + Cytyc Corporation                                       1,449,000
                                                        42,000    Medtronic, Inc.                                         2,179,800
                                                                                                                       ------------
                                                                                                                         11,494,050
-----------------------------------------------------------------------------------------------------------------------------------
  Health Care Providers & Services - 5.1%               33,000  + Anthem, Inc.                                            2,879,250
                                                        38,000    CIGNA Corporation                                       2,645,940
                                                        94,000  + Humana Inc.                                             1,878,120
                                                        72,000  + PacifiCare Health Systems, Inc.                         2,642,400
                                                        30,000    Quest Diagnostics Incorporated                          2,646,600
                                                                                                                       ------------
                                                                                                                         12,692,310
-----------------------------------------------------------------------------------------------------------------------------------
  Hotels, Restaurants & Leisure - 2.4%                 115,000    McDonald's Corporation                                  3,223,450
                                                        58,000    Starwood Hotels & Resorts Worldwide, Inc.               2,692,360
                                                                                                                       ------------
                                                                                                                          5,915,810
-----------------------------------------------------------------------------------------------------------------------------------
  Household Durables - 1.0%                             24,000    Harman International Industries, Incorporated           2,586,000
-----------------------------------------------------------------------------------------------------------------------------------
  Household Products - 0.3%                             14,000    The Procter & Gamble Company                              757,680
-----------------------------------------------------------------------------------------------------------------------------------
  IT Services - 1.0%                                    55,000  + Computer Sciences Corporation                           2,590,500
-----------------------------------------------------------------------------------------------------------------------------------
  Industrial Conglomerates - 3.2%                      163,000    General Electric Company                                5,473,540
                                                        40,000    Textron, Inc.                                           2,570,800
                                                                                                                       ------------
                                                                                                                          8,044,340
-----------------------------------------------------------------------------------------------------------------------------------
  Insurance - 7.2%                                      66,000    The Allstate Corporation                                3,167,340
                                                        16,000    American International Group, Inc.                      1,087,840
                                                        50,000    Aon Corporation                                         1,437,000
                                                        18,000    The Chubb Corporation                                   1,265,040
                                                        56,000    Lincoln National Corporation                            2,632,000
                                                        44,000    MBIA, Inc.                                              2,561,240
                                                        64,000    Prudential Financial, Inc.                              3,010,560
                                                        56,000    SAFECO Corporation                                      2,556,400
                                                                                                                       ------------
                                                                                                                         17,717,420
-----------------------------------------------------------------------------------------------------------------------------------
  Leisure Equipment & Products - 1.1%                   84,000    Eastman Kodak Company                                   2,706,480
-----------------------------------------------------------------------------------------------------------------------------------
  Machinery - 1.0%                                      35,000    Cummins Inc.                                            2,586,150
-----------------------------------------------------------------------------------------------------------------------------------
  Metals & Mining - 3.2%                                29,000    Nucor Corporation                                       2,649,730
                                                        29,000    Phelps Dodge Corporation                                2,668,870
                                                        69,000    United States Steel Corporation                         2,595,780
                                                                                                                       ------------
                                                                                                                          7,914,380
-----------------------------------------------------------------------------------------------------------------------------------
  Multiline Retail - 1.9%                               67,000    J.C. Penney Company, Inc. (c)                           2,363,760
                                                        61,000    Nordstrom, Inc.                                         2,332,640
                                                                                                                       ------------
                                                                                                                          4,696,400
-----------------------------------------------------------------------------------------------------------------------------------
  Multi-Utilities & Unregulated Power - 1.1%           536,000  + Dynegy Inc. (Class A) (c)                               2,674,640
-----------------------------------------------------------------------------------------------------------------------------------

             MERRILL LYNCH SERIES FUND, INC. - LARGE CAP CORE STRATEGY PORTFOLIO

-----------------------------------------------------------------------------------------------------------------------------------
  INDUSTRY *                                       SHARES HELD    COMMON STOCKS                                               VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  Office Electronics - 1.2%                            203,000  + Xerox Corporation                                    $  2,858,240
-----------------------------------------------------------------------------------------------------------------------------------
  Oil & Gas - 13.7%                                     32,000    Amerada Hess Corporation                                2,848,000
                                                        43,000    Anadarko Petroleum Corporation                          2,853,480
                                                        74,000    Burlington Resources Inc.                               3,019,200
                                                        98,000    ChevronTexaco Corporation                               5,256,720
                                                        48,000    ConocoPhillips                                          3,976,800
                                                        41,000    Devon Energy Corporation                                2,911,410
                                                        94,000    Exxon Mobil Corporation                                 4,543,020
                                                        54,000    Occidental Petroleum Corporation                        3,020,220
                                                        36,000    Sunoco, Inc.                                            2,663,280
                                                        34,000    Valero Energy Corporation                               2,727,140
                                                                                                                       ------------
                                                                                                                         33,819,270
-----------------------------------------------------------------------------------------------------------------------------------
  Paper & Forest Products - 1.2%                        81,000    Georgia-Pacific Corporation                             2,911,950
-----------------------------------------------------------------------------------------------------------------------------------
  Personal Products - 2.5%                              65,000    Avon Products, Inc.                                     2,839,200
                                                        83,000    The Gillette Company                                    3,464,420
                                                                                                                       ------------
                                                                                                                          6,303,620
-----------------------------------------------------------------------------------------------------------------------------------
  Pharmaceuticals - 5.6%                               109,000    Johnson & Johnson                                       6,139,970
                                                       252,000    Pfizer, Inc.                                            7,711,200
                                                                                                                       ------------
                                                                                                                         13,851,170
-----------------------------------------------------------------------------------------------------------------------------------
  Road & Rail - 1.2%                                    96,000    Norfolk Southern Corporation                            2,855,040
-----------------------------------------------------------------------------------------------------------------------------------
  Semiconductors & Semiconductor Equipment - 2.9%      567,000  + Atmel Corporation                                       2,052,540
                                                        60,000  + Cree, Inc.                                              1,831,800
                                                        32,000    Intel Corporation                                         641,920
                                                        95,000    Microchip Technology                                    2,549,800
                                                                                                                       ------------
                                                                                                                          7,076,060
-----------------------------------------------------------------------------------------------------------------------------------
  Software - 3.7%                                       54,000    Autodesk, Inc.                                          2,626,020
                                                       120,000    Microsoft Corporation                                   3,318,000
                                                        57,000  + Symantec Corporation                                    3,128,160
                                                                                                                       ------------
                                                                                                                          9,072,180
-----------------------------------------------------------------------------------------------------------------------------------
  Specialty Retail - 9.1%                               76,000    Abercrombie & Fitch Co. (Class A)                       2,394,000
                                                        73,000    American Eagle Outfitters, Inc.                         2,690,050
                                                       130,000    The Gap, Inc.                                           2,431,000
                                                       114,000    The Home Depot, Inc.                                    4,468,800
                                                       128,000    Limited Brands, Inc.                                    2,853,120
                                                        83,000    PETsMART, Inc.                                          2,356,370
                                                        95,000  + Staples, Inc. (c)                                       2,832,900
-----------------------------------------------------------------------------------------------------------------------------------

             MERRILL LYNCH SERIES FUND, INC. - LARGE CAP CORE STRATEGY PORTFOLIO

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (CONCLUDED)

-----------------------------------------------------------------------------------------------------------------------------------
  INDUSTRY *                                       SHARES HELD    COMMON STOCKS                                               VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  Specialty Retail (concluded)                          74,000  + Urban Outfitters, Inc.                               $  2,545,600
                                                                                                                       ------------
                                                                                                                         22,571,840
-----------------------------------------------------------------------------------------------------------------------------------
  Thrifts & Mortgage Finance - 1.2%                     77,000    Countrywide Financial Corporation                       3,033,030
-----------------------------------------------------------------------------------------------------------------------------------
                                                                  TOTAL INVESTMENTS IN COMMON STOCKS                    247,701,300
                                                                  (COST - $228,732,037) - 100.1%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                   BENEFICIAL
                                                    INTEREST       SHORT-TERM SECURITIES
-----------------------------------------------------------------------------------------------------------------------------------
                                                   $11,416,550    Merrill Lynch Liquidity Series, LLC Money Market
                                                                  Series(a)(b)                                           11,416,550
-----------------------------------------------------------------------------------------------------------------------------------
                                                                  TOTAL INVESTMENTS IN SHORT-TERM SECURITIES             11,416,550
                                                                  (COST - $11,416,550) - 4.6%
-----------------------------------------------------------------------------------------------------------------------------------
                                                                  TOTAL INVESTMENTS (COST - $240,148,587**)  - 104.7%   259,117,850
                                                                  LIABILITIES IN EXCESS OF OTHER ASSETS - (4.7%)        (11,769,494)
                                                                                                                       ------------
                                                                  NET ASSETS - 100.0%                                  $247,348,356
                                                                                                                       ============


      (a) Investments in companies considered to be an affiliate of the Portfolio (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

        ------------------------------------------------------------------------------------------------------------------------
                                                                                                               INTEREST/DIVIDEND
        AFFILIATE                                                                              NET ACTIVITY         INCOME
        ------------------------------------------------------------------------------------------------------------------------
        Merrill Lynch Liquidity Series, LLC Cash Sweep Series I                                          --    $             528
        Merrill Lynch Liquidity Series, LLC Money Market Series                                $ (3,999,138)   $           8,682
        Merrill Lynch Premier Institutional Fund                                                 (2,472,470)   $           1,492
        ------------------------------------------------------------------------------------------------------------------------

      (b)   Security was purchased with the cash proceeds from securities loans.

      (c)   Security, or portion of security, is on loan.

      * For Portfolio compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

      ** The cost and unrealized appreciation/depreciation of investments as of September 30, 2004, as computed for federal income tax purposes, were as follows:

            Aggregate cost                                        $ 243,482,404
                                                                  =============
            Gross unrealized appreciation                         $  23,837,559
            Gross unrealized depreciation                            (8,202,113)
                                                                  -------------
            Net unrealized appreciation                           $  15,635,446
                                                                  =============

      +     Non-income producing security.

MERRILL LYNCH SERIES FUND, INC.
MONEY RESERVE PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004

------------------------------------------------------------------------------------------------------------------------------------
                                   FACE                                                           INTEREST   MATURITY
                                   AMOUNT                   ISSUE                                  RATE *      DATE         VALUE
------------------------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT -        $ 7,000,000  Canadian Imperial Bank of Commerce+                  1.81 %   10/14/2005  $  7,000,000
YANKEE - 1.9%
------------------------------------------------------------------------------------------------------------------------------------
                                              TOTAL CERTIFICATES OF DEPOSIT - YANKEE
                                              (COST - $7,000,000)                                                          7,000,000
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER - 52.5%           5,725,000  Amstel Funding Corporation                           1.58     10/19/2004     5,720,391
                                   3,842,000  CAFCO, LLC                                           1.81     11/18/2004     3,832,728
                                  14,000,000  CC (USA) Inc. (Centauri)                             2.00      3/10/2005    13,870,598
                                   8,792,000  Den Norske Bank ASA                                  1.78     10/05/2004     8,790,261
                                  12,591,000  Edison Asset Securitization, LLC                     1.50     11/01/2004    12,573,002
                                   5,000,000  FCAR Owner Trust                                     2.00      3/09/2005     4,954,110
                                   4,008,000  Falcon Asset Securitization Corporation              1.63     10/01/2004     4,008,000
                                  10,000,000  Grampian Funding Limited                             1.70     10/18/2004     9,991,594
                                  11,196,000  Jupiter Securitization Corporation                   1.62     10/04/2004    11,194,478
                                   5,000,000  Jupiter Securitization Corporation                   1.78     10/26/2004     4,993,819
                                   6,000,000  Kitty Hawk Funding Corporation                       1.53     10/19/2004     5,995,170
                                   4,776,000  Kitty Hawk Funding Corporation                       1.78     10/21/2004     4,771,277
                                   4,667,000  Mont Blanc Capital Corporation                       1.78     10/27/2004     4,661,000
                                   2,000,000  Morgan Stanley+                                      1.955    10/28/2004     2,000,000
                                  17,000,000  New Center Asset Trust                               1.76     10/13/2004    16,990,027
                                   1,961,000  Old Line Funding, LLC                                1.74     10/25/2004     1,958,725
                                   5,000,000  PB Finance (Delaware), Inc.                          1.55     10/12/2004     4,997,601
                                   2,690,000  PB Finance (Delaware), Inc.                          1.79     10/25/2004     2,686,790
                                     299,000  PB Finance (Delaware), Inc.                          1.77     11/12/2004       298,383
                                   6,601,000  PB Finance (Delaware), Inc.                          1.83     11/15/2004     6,585,900
                                   6,000,000  Santander Central Hispano Finance (Delaware), Inc.   2.04      3/21/2005     5,940,228
                                  10,325,000  Sheffield Receivables Corporation                    1.73     10/15/2004    10,317,853
                                   1,800,000  Swedbank (ForeningsSparbanken)                       1.57     10/04/2004     1,799,763
                                   3,480,000  Thunder Bay Funding LLC                              1.52     10/12/2004     3,478,139
                                   7,390,000  Thunder Bay Funding LLC                              1.60     10/20/2004     7,383,682
                                   4,831,000  UBS Finance (Delaware) Inc.                          1.88     10/01/2004     4,831,000
                                  10,000,000  UBS Finance (Delaware) Inc.                          1.80     11/16/2004     9,977,000
                                   5,499,000  White Pine Finance LLC                               1.53     10/12/2004     5,496,362
                                   3,112,000  White Pine Finance LLC                               1.65     11/03/2004     3,107,179
                                   6,000,000  White Pine Finance LLC                               2.00      3/14/2005     5,942,982
------------------------------------------------------------------------------------------------------------------------------------
                                              TOTAL COMMERCIAL PAPER
                                              (COST - $189,160,688)                                                      189,148,042
------------------------------------------------------------------------------------------------------------------------------------
FUNDING AGREEMENTS - 9.9%          3,000,000  General Electric Capital Assurance Company+          1.91     10/03/2005     3,000,000
                                   3,000,000  General Electric Capital Corporation+                1.70     10/01/2004     3,000,000
                                   9,000,000  Jackson National Life Insurance Company+             1.73      5/02/2005     9,000,000
                                   5,000,000  Monumental Life Insurance Company+                   1.795     5/16/2005     5,000,000

MERRILL LYNCH SERIES FUND, INC.
MONEY RESERVE PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                   FACE                                                           INTEREST   MATURITY
                                   AMOUNT                   ISSUE                                  RATE *      DATE         VALUE
------------------------------------------------------------------------------------------------------------------------------------
FUNDING AGREEMENTS               $10,500,000  Monumental Life Insurance Company+                   1.81 %    5/23/2005  $ 10,500,000
(CONCLUDED)                        5,000,000  New York Life Insurance Company+                     1.90      5/27/2005     5,000,000
------------------------------------------------------------------------------------------------------------------------------------
                                              TOTAL FUNDING AGREEMENTS
                                              (COST - $35,500,000)                                                        35,500,000
------------------------------------------------------------------------------------------------------------------------------------
MEDIUM-TERM                        7,000,000  General Electric Capital Corporation+                1.888    10/17/2005     7,000,000
NOTES - 9.6%                       4,100,000  Goldman Sachs Group, Inc.+                           1.75     10/14/2005     4,100,000
                                   1,750,000  MetLife Funding, Inc.+                               1.80     10/14/2005     1,750,000
                                   1,500,000  Morgan Stanley+                                      1.696    10/04/2005     1,500,000
                                   7,500,000  Morgan Stanley Group, Inc.+                          1.88      8/15/2005     7,500,000
                                   1,550,000  Morgan Stanley Group, Inc.+                          1.85     10/27/2005     1,550,000
                                   2,000,000  Northern Rock PLC+                                   1.87     10/07/2005     2,000,000
                                   2,700,000  The Procter & Gamble Company+                        1.83     10/07/2005     2,700,000
                                   6,500,000  Sigma Finance Corporation+                           1.815     5/05/2005     6,499,421
------------------------------------------------------------------------------------------------------------------------------------
                                              TOTAL MEDIUM-TERM NOTES
                                              (COST - $34,599,421)                                                        34,599,421
------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT, AGENCY &          3,400,000  Federal Farm Credit Bank+                            1.77      2/28/2005     3,399,860
 INSTRUMENTALITY OBLIGATIONS -     5,000,000  Federal Farm Credit Bank+                            1.74      2/21/2006     4,998,609
 NON-DISCOUNT - 26.9%              1,000,000  Federal Farm Credit Bank                             1.663     3/08/2006     1,000,000
                                   3,700,000  Federal Home Loan Banks                              2.00     11/15/2004     3,700,853
                                   1,500,000  Federal Home Loan Banks                              1.875     2/15/2005     1,499,837
                                   1,500,000  Federal Home Loan Banks                              4.375     2/15/2005     1,513,664
                                   9,750,000  Federal Home Loan Banks+                             1.90      3/30/2005     9,749,552
                                  10,025,000  Federal Home Loan Banks                              1.625     4/15/2005     9,995,627
                                   1,600,000  Federal Home Loan Banks                              1.42      6/30/2005     1,590,000
                                   2,500,000  Federal Home Loan Banks                              1.75      8/15/2005     2,488,280
                                   5,000,000  Federal Home Loan Banks                              1.50      8/26/2005     4,964,060
                                   1,650,000  Federal Home Loan Mortgage Corporation               3.875     2/15/2005     1,661,987
                                   2,000,000  Federal Home Loan Mortgage Corporation               4.25      6/15/2005     2,028,008
                                   1,000,000  Federal Home Loan Mortgage Corporation               2.29     10/28/2005       998,816
                                   1,000,000  Federal Home Loan Mortgage Corporation               2.41     11/04/2005     1,000,036
                                  10,000,000  Federal National Mortgage Association+               1.75     10/28/2004     9,999,778
                                   9,750,000  Federal National Mortgage Association+               1.51      1/18/2005     9,748,343
                                   9,800,000  Federal National Mortgage Association+               1.81      3/16/2005     9,798,226
                                   4,000,000  Federal National Mortgage Association                1.61      5/13/2005     3,986,248
                                   2,000,000  Federal National Mortgage Association                1.75      5/23/2005     1,994,374
                                     500,000  Federal National Mortgage Association+               7.00      7/15/2005       518,370
                                   3,950,000  Federal National Mortgage Association                1.875     9/15/2005     3,932,723

MERRILL LYNCH SERIES FUND, INC.
MONEY RESERVE PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (CONCLUDED)

------------------------------------------------------------------------------------------------------------------------------------
                                   FACE                                                           INTEREST   MATURITY
                                   AMOUNT                   ISSUE                                  RATE *      DATE         VALUE
------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT, AGENCY &        $ 5,275,000  Federal National Mortgage Association                1.74     12/09/2005  $  5,270,638
 INSTRUMENTALITY OBLIGATIONS -     1,000,000  Federal National Mortgage Association                3.00      9/20/2006     1,003,437
 NON-DISCOUNT (CONCLUDED)
------------------------------------------------------------------------------------------------------------------------------------
                                              TOTAL U.S. GOVERNMENT, AGENCY &
                                              INSTRUMENTALITY OBLIGATIONS - NON-DISCOUNT
                                              (COST - $96,952,046)                                                        96,841,326
------------------------------------------------------------------------------------------------------------------------------------
                                              TOTAL INVESTMENTS (COST - $363,212,155**) - 100.8%                         363,088,789
                                              LIABILITIES IN EXCESS OF OTHER ASSETS - (0.8%)                             (3,006,739)
                                                                                                                        ------------
                                              NET ASSETS - 100.0%                                                       $360,082,050
                                                                                                                        ============
------------------------------------------------------------------------------------------------------------------------------------

* Commercial Paper and certain U.S. Government, Agency & Instrumentality Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Portfolio. Other securities bear interest at the rates shown payable at fixed rates or upon maturity. Interest rates on variable securities are adjusted periodically based upon appropriate indexes. The interest rates shown are the rates in effect at September 30, 2004.

** The cost and unrealized appreciation/depreciation of investments as of September 30, 2004 as computed for federal income tax purposes were as follows:

                Aggregate cost                              $363,212,155
                                                            ============
                Gross unrealized appreciation               $      3,749
                Gross unrealized depreciation                   (127,115)
                                                            ------------
                Net unrealized depreciation                 $   (123,366)
                                                            ============

+     Variable rate notes.

Item 2 - Controls and Procedures

2(a)- The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b)- There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

      Certifications - Attached hereto

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

      Merrill Lynch Series Fund, Inc.

      By:    /s/ Terry K. Glenn
             ------------------------
             Terry K. Glenn,
             President
             Merrill Lynch Series Fund, Inc.

      Date: November 19, 2004

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

      By:    /s/ Terry K. Glenn
             ------------------------
             Terry K. Glenn
             President
             Merrill Lynch Series Fund, Inc.

      Date: November 19, 2004

      By:    /s/ Donald C. Burke
             ------------------------
             Donald C. Burke
             Chief Financial Officer
             Merrill Lynch Series Fund, Inc.

      Date: November 19, 2004